UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/11

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—97.3% †
Advertising—1.6%
Omnicom Group Inc.	12,237	$600,347

Aerospace & Defense—4.2%
CAE Inc.	16,653	220,499
General Dynamics Corp.	1,394	106,725
Hexcel Corp.	5,464	107,586	(a)
Honeywell International Inc.	10,791	644,331
Rockwell Collins Inc.	5,547	359,612
United Technologies Corp.	2,267	191,902
		1,630,655

Agricultural Products—0.6%
Archer-Daniels-Midland Co.	6,098	219,589

Air Freight & Logistics—0.4%
FedEx Corp.	1,520	142,196

Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	3,969	242,426
Invesco Ltd.	15,108	386,160
State Street Corp.	14,697	660,483	(e)
The Bank of New York Mellon Corp.	6,884	205,625
		1,494,694

Automotive Retail—0.1%
O’Reilly Automotive Inc.	832	47,807	(a)

Biotechnology—3.9%
Amgen Inc.	12,561	671,385	(a)
Gilead Sciences Inc.	19,865	843,071	(a)
		1,514,456

Cable & Satellite—1.2%
DIRECTV	5,901	276,167	(a)
Liberty Global Inc.	4,261	170,397	(a)
Sirius XM Radio Inc.	8,820	14,641	(a)
		461,205

Coal & Consumable Fuels—0.9%
Peabody Energy Corp.	4,878	351,021

Communications Equipment—4.1%
Cisco Systems Inc.	33,406	572,913
QUALCOMM Inc.	18,226	999,332
		1,572,245

Computer Hardware—3.3%
Apple Inc.	3,272	1,140,128	(a)
Hewlett-Packard Co.	2,868	117,502
		1,257,630

Construction & Farm Machinery & Heavy Trucks—0.6%
Cummins Inc.	449	49,219
Deere & Co.	1,689	163,647
		212,866

Consumer Finance—0.6%
American Express Co.	2,872	129,814
Capital One Financial Corp.	2,249	116,858
		246,672

Data Processing & Outsourced Services—2.9%
The Western Union Co.	30,603	635,624
Visa Inc.	6,608	486,481
		1,122,105

Department Stores—0.2%
Macy’s Inc.	3,589	87,069

Diversified Financial Services—5.4%
Bank of America Corp.	32,110	428,026
Citigroup Inc.	37,898	167,509	(a)
JPMorgan Chase & Co.	21,196	977,136
US BanCorp	2,458	64,965
Wells Fargo & Co.	13,431	425,763
		2,063,399

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	2,616	145,319

Drug Retail—0.2%
CVS Caremark Corp.	1,689	57,966

Electric Utilities—1.0%
ITC Holdings Corp.	955	66,755
NextEra Energy Inc.	3,167	174,565
Northeast Utilities	3,810	131,826
		373,146

Electrical Components & Equipment—0.5%
Cooper Industries PLC	3,061	198,659

Electronic Components—0.3%
Corning Inc.	5,327	109,896

Fertilizers & Agricultural Chemicals—1.6%
Monsanto Co.	6,320	456,683
Potash Corporation of Saskatchewan Inc.	2,533	149,270
		605,953

General Merchandise Stores—1.6%
Target Corp.	12,399	620,074

Gold—0.2%
Barrick Gold Corp.	1,689	87,676

Healthcare Distributors—0.2%
Cardinal Health Inc.	1,900	78,147

Healthcare Equipment—2.5%
Covidien PLC	15,119	785,281
ResMed Inc.	5,822	174,660	(a)
		959,941

Healthcare Facilities—0.2%
HCA Holdings Inc.	2,366	80,136	(a)

Healthcare Services—1.9%
Express Scripts Inc.	9,736	541,419	(a)
Omnicare Inc.	5,489	164,615
		706,034

Home Furnishing Retail—0.0%*
Bed Bath & Beyond Inc.	337	16,267	(a)

Home Improvement Retail—1.2%
Lowe’s companies Inc.	17,398	459,829

Home Building—0.1%
MDC Holdings Inc.	1,033	26,186

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	3,026	116,077

House hold Products—2.0%
Clorox Co.	3,505	245,595
The Procter & Gamble Co.	8,366	515,346
		760,941

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	5,068	80,429	(a)
The AES Corp.	12,057	156,741	(a)
		237,170

Industrial Conglomerates—0.1%
Siemens AG ADR	397	54,524

Industrial Gases—1.2%
Praxair Inc.	4,577	465,023

Industrial Machinery—0.1%
Eaton Corp.	574	31,823

Integrated Oil & Gas—5.9%
Chevron Corp.	4,349	467,213
Exxon Mobil Corp.	8,600	723,518	(h)
Hess Corp.	1,600	136,336
Marathon Oil Corp.	2,322	123,786
Occidental Petroleum Corp.	1,447	151,197
Suncor Energy Inc.	14,739	660,897
		2,262,947

Integrated Telecommunication Services—1.1%
AT&T Inc.	7,601	232,591
Verizon Communications Inc.	5,327	205,303
		437,894

Internet Retail—0.3%
Amazon.com Inc.	701	126,271	(a)

Internet Software & Services—3.1%
Baidu Inc. ADR	4,650	640,817	(a)
Equinix Inc.	2,161	196,867	(a)
Google Inc.	602	352,898	(a)
		1,190,582

Investment Banking & Brokerage—2.2%
Morgan Stanley	4,507	123,131
The Goldman Sachs Group Inc.	4,476	709,312
		832,443

IT Consulting & Other Services—1.6%
International Business Machines Corp.	3,824	623,580

Life & Health Insurance—1.6%
MetLife Inc.	2,909	130,120
Principal Financial Group Inc.	3,251	104,390
Prudential Financial Inc.	5,896	363,076
		597,586

Life Sciences Tools & Services—1.1%
Life Technologies Corp.	1,923	100,804	(a)
PerkinElmer Inc.	1,544	40,561
Thermo Fisher Scientific Inc.	4,849	269,362	(a)
		410,727

Movies & Entertainment—2.1%
News Corp.	12,620	221,607
The Walt Disney Co.	4,983	214,717
Time Warner Inc.	10,735	383,240
		819,564

Multi-Line Insurance—0.3%
Hartford Financial Services Group Inc.	4,632	124,740

Multi-Utilities—0.5%
Dominion Resources Inc.	4,392	196,322

Oil & Gas Equipment & Services—3.7%
Halliburton Co.	2,576	128,388
National Oilwell Varco Inc.	1,784	141,418
Schlumberger Ltd.	12,359	1,152,600
		1,422,406

Oil & Gas Exploration & Production—1.9%
Apache Corp.	3,884	508,493
Devon Energy Corp.	845	77,546
Southwestern Energy Co.	3,354	144,121	(a)
		730,160

Oil & Gas Storage & Transportation—0.8%
El Paso Corp.	12,542	225,756
Spectra Energy Corp.	2,449	66,564
		292,320

Packaged Foods & Meats—1.4%
ConAgra Foods Inc.	3,379	80,251
Kraft Foods Inc.	13,346	418,531
McCormick & Company Inc.	194	9,279
Nestle S.A. ADR	845	48,571
		556,632

Pharmaceuticals—3.6%
Bristol-Myers Squibb Co.	8,842	233,694
Hospira Inc.	4,908	270,922	(a)
Johnson & Johnson	3,800	225,150
Novartis AG ADR	2,830	153,810
Pfizer Inc.	13,513	274,449
Teva Pharmaceutical Industries Ltd. ADR	4,125	206,951
		1,364,976

Property & Casualty Insurance—0.4%
ACE Ltd.	2,365	153,015

Rail roads—0.7%
Union Pacific Corp.	2,725	267,949

Real Estate Services—0.5%
CB Richard Ellis Group Inc. (REIT)	6,643	177,368	(a)

Reinsurance—0.3%
PartnerRe Ltd.	1,613	127,814

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	4,645	126,855	(a)

Security & Alarm Services—0.4%
Corrections Corporation of America	6,269	152,964	(a)

Semiconductor Equipment—0.3%
Applied Materials Inc.	2,703	42,221
KLA-Tencor Corp.	1,562	73,992
		116,213

Semiconductors—1.3%
Intel Corp.	12,665	255,453
Microchip Technology Inc.	1,774	67,430
Texas Instruments Inc.	5,561	192,188
		515,071

Soft Drinks—2.3%
PepsiCo Inc.	14,010	902,384

Specialized Finance—1.4%
CME Group Inc.	1,732	522,285

Steel—2.1%
Allegheny Technologies Inc.	11,655	789,277

Systems Software—4.1%
Microsoft Corp.	42,726	1,083,531	(h)
Oracle Corp.	15,224	508,025
		1,591,556

Wireless Telecommunication Services—1.9%
American Tower Corp.	2,073	107,423	(a)
NII Holdings Inc.	14,490	603,798	(a)
		711,221

Total Common Stock		37,357,865
(Cost $30,583,241)

Exchange Traded Funds—1.9%
Financial Select Sector SPDR Fund	8,589	140,945	(n)
Industrial Select Sector SPDR Fund	15,556	586,150	(n)

Total Exchange Traded Funds		727,095
(Cost $673,638)

Other Investments—0.0%*
GEI Investment Fund		8,707	(k)
(Cost $8,536)

Total Investments in Securities		38,093,667
(Cost $31,265,415)

Short-Term Investments—1.3%
GE Institutional Money Market Fund Investment Class
0.15%		512,817	(d,k)
(Cost $512,817)

Total Investments		38,606,484
(Cost $31,778,232)

Liabilities in Excess of Other Assets, net—(0.5)%		(184,737)

NET ASSETS—100.0%		$38,421,747

Other Information

The Fund had the following short futures contracts open at March 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2011	1	$(66,050)	$(666)

GEI S&P 500 Index

Schedule of Investments—March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—98.3% †
Advertising—0.2%
Omnicom Group Inc.	4,680	$229,601
The Interpublic Group of companies Inc.	8,730	109,736
		339,337

Aerospace & Defense—2.7%
General Dynamics Corp.	6,767	518,082
Goodrich Corp.	2,184	186,798
Honeywell International Inc.	13,943	832,537
Huntington Ingalls Industries Inc.	870	36,105	(a)
ITT Corp.	3,426	205,731
L-3 Communications Holdings Inc.	2,100	164,451
Lockheed Martin Corp.	5,052	406,181
Northrop Grumman Corp.	5,222	327,472
Precision Castparts Corp.	2,600	382,668
Raytheon Co.	6,469	329,078
Rockwell Collins Inc.	2,868	185,932
The Boeing Co.	13,186	974,841	(h)
United Technologies Corp.	16,372	1,385,890	(h)
		5,935,766

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	11,386	410,010

Air Freight & Logistics—1.0%
CH Robinson Worldwide Inc.	3,000	222,390
Expeditors International of Washington Inc.	4,000	200,560
FedEx Corp.	5,711	534,264
United Parcel Service Inc.	17,796	1,322,599
		2,279,813

Airlines—0.1%
Southwest Airlines Co.	12,949	163,546

Aluminum—0.2%
Alcoa Inc.	18,040	318,406	(h)

Apparel Retail—0.5%
Abercrombie & Fitch Co.	1,600	93,920
Ltd Brands Inc.	4,888	160,717
Ross Stores Inc.	2,200	156,464
The Gap Inc.	7,779	176,272
TJX companies Inc.	7,280	362,034
Urban Outfitters Inc.	2,400	71,592	(a)
		1,020,999

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	5,200	270,608
Polo Ralph Lauren Corp.	1,200	148,380
VF Corp.	1,602	157,845
		576,833

Application Software—0.6%
Adobe Systems Inc.	8,784	291,277	(a,h)
Autodesk Inc.	4,248	187,379	(a)
Citrix Systems Inc.	3,400	249,764	(a)
Compuware Corp.	4,100	47,355	(a)
Intuit Inc.	4,900	260,190	(a)
Salesforce.com Inc.	2,000	267,160	(a)
		1,303,125

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	4,404	268,996
Federated Investors Inc.	1,500	40,125
Franklin Resources Inc.	2,500	312,700
Invesco Ltd.	8,600	219,816
Janus Capital Group Inc.	3,400	42,398
Legg Mason Inc.	2,900	104,661
Northern Trust Corp.	4,500	228,375
State Street Corp.	8,900	399,966	(e)
T Rowe Price Group Inc.	4,700	312,174
The Bank of New York Mellon Corp.	22,003	657,230
		2,586,441

Auto Parts & Equipment—0.2%
Johnson Controls Inc.	12,046	500,752

Automobile Manufacturers—0.5%
Ford Motor Co.	68,127	1,015,774	(a)

Automotive Retail—0.2%
AutoNation Inc.	1,286	45,486	(a)
AutoZone Inc.	494	135,139	(a)
CarMax Inc.	4,300	138,030	(a)
O’Reilly Automotive Inc.	2,400	137,904	(a)
		456,559

Biotechnology—1.2%
Amgen Inc.	16,622	888,446	(a,h)
Biogen Idec Inc.	4,200	308,238	(a)
Celgene Corp.	8,463	486,876	(a)
Cephalon Inc.	1,200	90,936	(a)
Genzyme Corp.	4,800	365,520	(a)
Gilead Sciences Inc.	14,049	596,240	(a)
		2,736,256

Brewers—0.1%
Molson Coors Brewing Co.	2,998	140,576

Broadcasting—0.3%
CBS Corp.	11,709	293,193
Discovery Communications Inc. (Class A)	5,100	203,490	(a)
Scripps Networks Interactive Inc.	1,600	80,144
		576,827

Building products—0.1%
Masco Corp.	7,090	98,693

Cable & Satellite—1.1%
Cablevision Systems Corp.	4,400	152,284
Comcast Corp.	49,458	1,222,602
DIRECTV	14,300	669,240	(a)
Time Warner Cable Inc.	6,296	449,157
		2,493,283

Casinos & Gaming—0.1%
International Game Technology	5,500	89,265
Wynn Resorts Ltd.	1,300	165,425
		254,690

Coal & Consumable Fuels—0.3%
Consol Energy Inc.	4,200	225,246
Massey Energy Co.	1,800	123,048
Peabody Energy Corp.	4,979	358,289
		706,583

Commercial Printing—0.0%*
RR Donnelley & Sons Co.	3,599	68,093

Communications Equipment—2.1%
Cisco Systems Inc.	98,964	1,697,233	(h)
F5 Networks Inc.	1,500	153,855	(a)
Harris Corp.	2,500	124,000
JDS Uniphase Corp.	3,650	76,066	(a)
Juniper Networks Inc.	9,500	399,760	(a)
Motorola Mobility Holdings Inc.	5,543	135,249	(a)
Motorola Solutions Inc.	5,735	256,297	(a)
QUALCOMM Inc.	29,629	1,624,558
Tellabs Inc.	7,652	40,096
		4,507,114

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	6,100	175,192
GameStop Corp.	2,900	65,308	(a)
RadioShack Corp.	2,256	33,863
		274,363

Computer Hardware—3.5%
Apple Inc.	16,469	5,738,623	(a)
Dell Inc.	30,628	444,412	(a,h)
Hewlett-Packard Co.	39,149	1,603,935
		7,786,970

Computer Storage & Peripherals—0.8%
EMC Corp.	36,614	972,102	(a)
Lexmark International Inc.	1,400	51,856	(a)
NetApp Inc.	6,600	317,988	(a)
SanDisk Corp.	4,300	198,187	(a)
Western Digital Corp.	4,400	164,076	(a)
		1,704,209

Construction & Engineering—0.2%
Fluor Corp.	3,278	241,457
Jacobs Engineering Group Inc.	2,300	118,289	(a)
Quanta Services Inc.	4,000	89,720	(a)
		449,466

Construction & Farm Machinery & Heavy Trucks—1.3%
Caterpillar Inc.	11,432	1,272,953
Cummins Inc.	3,456	378,847
Deere & Co.	7,540	730,551
Joy Global Inc.	1,800	177,858
PACCAR Inc.	6,603	345,667
		2,905,876

Construction Materials—0.0%*
Vulcan Materials Co.	2,400	109,440

Consumer Electronics—0.0%*
Harman International Industries Inc.	1,200	56,184

Consumer Finance—0.7%
American Express Co.	18,591	840,313	(h)
Capital One Financial Corp.	8,025	416,979
Discover Financial Services	9,598	231,504
SLM Corp.	9,100	139,230	(a)
		1,628,026

Data Processing & Outsourced Services—1.1%
Automatic Data Processing Inc.	8,880	455,633
Computer Sciences Corp.	2,882	140,440
Fidelity National Information Services Inc.	4,700	153,643
Fiserv Inc.	2,778	174,236	(a)
Mastercard Inc.	1,700	427,924
Paychex Inc.	5,825	182,672
The Western Union Co.	11,624	241,430
Total System Services Inc.	2,902	52,294
Visa Inc.	8,600	633,132
		2,461,404

Department Stores—0.4%
JC Penney Company Inc.	4,387	157,537
Kohl’s Corp.	5,400	286,416
Macy’s Inc.	7,830	189,956
Nordstrom Inc.	2,892	129,793
Sears Holdings Corp.	819	67,690	(a)
		831,392

Distillers & Vintners—0.1%
Brown-Forman Corp.	1,947	132,980
Constellation Brands Inc.	3,500	70,980	(a)
		203,960

Distributors—0.1%
Genuine Parts Co.	2,896	155,341

Diversified Chemicals—1.0%
Eastman Chemical Co.	1,359	134,976
EI du Pont de Nemours & Co.	16,561	910,358
FMC Corp.	1,400	118,902
PPG Industries Inc.	2,937	279,632
The Dow Chemical Co.	20,794	784,974
		2,228,842

Diversified Financial Services—5.5%
Bank of America Corp.	180,629	2,407,785
Citigroup Inc.	520,506	2,300,637	(a,h)
Comerica Inc.	3,356	123,232
JPMorgan Chase & Co.	71,150	3,280,015	(h)
US BanCorp	34,809	920,002
Wells Fargo & Co.	94,102	2,983,033
		12,014,704

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	16,710	928,240
Titanium Metals Corp.	1,600	29,728	(a)
		957,968

Diversified REITs—0.1%
Vornado Realty Trust	2,847	249,112

Diversified Support Services—0.1%
Cintas Corp.	2,500	75,675
Iron Mountain Inc.	3,500	109,305
		184,980

Drug Retail—0.7%
CVS Caremark Corp.	24,327	834,903
Walgreen Co.	16,713	670,860
		1,505,763

Education Services—0.1%
Apollo Group Inc.	2,400	100,104	(a)
DeVry Inc.	1,200	66,084
		166,188

Electric Utilities—1.7%
American Electric Power Company Inc.	8,725	306,597	(h)
Duke Energy Corp.	23,509	426,688
Edison International	5,842	213,759
Entergy Corp.	3,285	220,785
Exelon Corp.	11,652	480,528
FirstEnergy Corp.	7,754	287,596
NextEra Energy Inc.	7,262	400,281
Northeast Utilities	3,100	107,260
Pepco Holdings Inc.	4,000	74,600
Pinnacle West Capital Corp.	1,900	81,301
PPL Corp.	8,644	218,693
Progress Energy Inc.	5,356	247,126
Southern Co.	14,958	570,049
		3,635,263

Electrical Components & Equipment—0.5%
Emerson Electric Co.	13,638	796,868
Rockwell Automation Inc.	2,468	233,596
Roper Industries Inc.	1,800	155,628
		1,186,092

Electronic Components—0.4%
Amphenol Corp.	3,300	179,487
Corning Inc.	28,139	580,508
		759,995

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	2,700	93,447

Electronic Manufacturing Services—0.1%
Jabil Circuit Inc.	3,900	79,677
Molex Inc.	2,650	66,568
		146,245

Environmental & Facilities Services—0.3%
Republic Services Inc.	5,450	163,718
Stericycle Inc.	1,600	141,872	(a)
Waste Management Inc.	8,303	310,034
		615,624

Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	1,270	173,723
Monsanto Co.	9,723	702,584	(h)
		876,307

Food Distributors—0.1%
Sysco Corp.	10,644	294,839

Food Retail—0.3%
Safeway Inc.	6,200	145,948
SUPERVALU Inc.	4,613	41,194
The Kroger Co.	10,966	262,855
Whole Foods Market Inc.	2,700	177,930
		627,927

Footwear—0.2%
NIKE Inc.	6,910	523,087

Gas Utilities—0.1%
Nicor Inc.	843	45,269
Oneok Inc.	1,900	127,072
		172,341

General Merchandise Stores—0.4%
Big Lots Inc.	1,400	60,802	(a)
Family Dollar Stores Inc.	2,300	118,036
Target Corp.	12,549	627,575
		806,413

Gold—0.2%
Newmont Mining Corp.	8,828	481,832

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	5,161	204,169
Cardinal Health Inc.	6,251	257,104
McKesson Corp.	4,502	355,883
Patterson companies Inc.	1,700	54,723
		871,879

Healthcare Equipment—1.8%
Baxter International Inc.	10,429	560,767	(h)
Becton Dickinson and Co.	3,788	301,601
Boston Scientific Corp.	27,943	200,910	(a)
CareFusion Corp.	3,375	95,175	(a)
Covidien PLC	8,700	451,878
CR Bard Inc.	1,502	149,164
Edwards Lifesciences Corp.	2,000	174,000	(a)
Intuitive Surgical Inc.	720	240,091	(a)
Medtronic Inc.	18,932	744,974
St Jude Medical Inc.	5,892	302,024
Stryker Corp.	6,152	374,042
Varian Medical Systems Inc.	2,200	148,808	(a)
Zimmer Holdings Inc.	3,300	199,749	(a)
		3,943,183

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	7,895	58,818	(a)

Healthcare Services—0.6%
DaVita Inc.	1,700	145,367	(a)
Express Scripts Inc.	9,300	517,173	(a)
Laboratory Corporation of America Holdings	1,900	175,047	(a)
Medco Health Solutions Inc.	7,066	396,827	(a)
Quest Diagnostics Inc.	2,600	150,072
		1,384,486

Healthcare Supplies—0.0%*
DENTSPLY International Inc.	2,500	92,475

Healthcare Technology—0.1%
Cerner Corp.	1,300	144,560	(a)

Home Entertainment Software—0.1%
Electronic Arts Inc.	6,100	119,133	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	4,400	212,388	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	2,700	66,150

Home Improvement Retail—0.8%
Home Depot Inc.	29,533	1,094,493
Lowe’s companies Inc.	24,602	650,231
		1,744,724

Homebuilding—0.1%
DR Horton Inc.	5,600	65,240
Lennar Corp.	3,200	57,984
Pulte Group Inc.	6,435	47,619	(a)
		170,843

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	7,900	303,044
Marriott International Inc.	5,114	181,956
Starwood Hotels & Resorts Worldwide Inc.	3,200	185,984
Wyndham Worldwide Corp.	3,349	106,532
		777,516

Household Appliances—0.2%
Stanley Black & Decker Inc.	2,992	229,187
Whirlpool Corp.	1,443	123,174
		352,361

Household Products—2.0%
Clorox Co.	2,584	181,061
Colgate-Palmolive Co.	8,672	700,351
Kimberly-Clark Corp.	7,336	478,821	(h)
The Procter & Gamble Co.	50,273	3,096,817
		4,457,050

Housewares & Specialties—0.1%
Fortune Brands Inc.	2,841	175,829
Newell Rubbermaid Inc.	5,156	98,634
		274,463

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	2,600	79,560

Hypermarkets & Super Centers—1.1%
Costco Wholesale Corp.	7,817	573,142
Wal-Mart Stores Inc.	34,987	1,821,073
		2,394,215

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group Inc.	3,803	118,387
NRG Energy Inc.	4,400	94,776	(a)
The AES Corp.	12,300	159,900	(a)
		373,063

Industrial Conglomerates—2.5%
3M Co.	12,680	1,185,580
General Electric Co.	190,162	3,812,748	(l)
Textron Inc.	5,025	137,635
Tyco International Ltd.	8,500	380,545
		5,516,508

Industrial Gases—0.4%
Air Products & Chemicals Inc.	3,832	345,570	(h)
Airgas Inc.	1,400	92,988
Praxair Inc.	5,365	545,084
		983,642

Industrial Machinery—1.1%
Danaher Corp.	9,800	508,620
Dover Corp.	3,158	207,607
Eaton Corp.	6,200	343,728
Flowserve Corp.	1,000	128,800
Illinois Tool Works Inc.	8,727	468,814
Ingersoll-Rand PLC	5,800	280,198
Pall Corp.	2,178	125,475
Parker Hannifin Corp.	2,872	271,921
Snap-On Inc.	1,009	60,601
		2,395,764

Industrial REITs—0.1%
ProLogis	10,400	166,192

Insurance Brokers—0.3%
AON Corp.	5,836	309,075
Marsh & McLennan companies Inc.	9,653	287,756
		596,831

Integrated Oil & Gas—7.4%
Chevron Corp.	36,058	3,873,711
ConocoPhillips	25,719	2,053,919
Exxon Mobil Corp.	88,893	7,478,568	(h)
Hess Corp.	5,370	457,578	(h)
Marathon Oil Corp.	12,842	684,607
Murphy Oil Corp.	3,300	242,286
Occidental Petroleum Corp.	14,579	1,523,360
		16,314,029

Integrated Telecommunication Services—2.7%
AT&T Inc.	106,080	3,246,048
CenturyLink Inc.	5,600	232,680
Frontier Communications Corp.	18,974	155,966
Qwest Communications International Inc.	31,848	217,522
Verizon Communications Inc.	50,467	1,944,998
Windstream Corp.	8,843	113,809
		5,911,023

Internet Retail—0.8%
Amazon.com Inc.	6,400	1,152,832	(a)
Expedia Inc.	3,600	81,576
NetFlix Inc.	800	189,864	(a)
priceline.com Inc.	870	440,603	(a)
		1,864,875

Internet Software & Services—1.8%
Akamai Technologies Inc.	3,400	129,200	(a)
eBay Inc.	20,700	642,528	(a)
Google Inc.	4,474	2,622,704	(a)
Monster Worldwide Inc.	2,700	42,930	(a)
VeriSign Inc.	3,162	114,496
Yahoo! Inc.	23,189	386,097	(a)
		3,937,955

Investment Banking & Brokerage—1.2%
E*Trade Financial Corp.	3,440	53,767	(a)
Morgan Stanley	27,096	740,263
The Charles Schwab Corp.	18,211	328,344
The Goldman Sachs Group Inc.	9,299	1,473,613
		2,595,987

IT Consulting & Other Services—1.9%
Cognizant Technology Solutions Corp.	5,400	439,560	(a)
International Business Machines Corp.	21,830	3,559,818
SAIC Inc.	5,200	87,984	(a)
Teradata Corp.	3,000	152,100	(a)
		4,239,462

Leisure Products—0.1%
Hasbro Inc.	2,596	121,597
Mattel Inc.	6,651	165,809
		287,406

Life & Health Insurance—1.1%
Aflac Inc.	8,400	443,352
Lincoln National Corp.	5,642	169,486
MetLife Inc.	18,873	844,189
Principal Financial Group Inc.	5,900	189,449
Prudential Financial Inc.	8,800	541,904
Torchmark Corp.	1,272	84,563
Unum Group	5,489	144,086
		2,417,029

Life Sciences Tools & Services—0.5%
Agilent Technologies Inc.	6,385	285,920	(a)
Life Technologies Corp.	3,003	157,417	(a)
PerkinElmer Inc.	2,310	60,684
Thermo Fisher Scientific Inc.	6,928	384,850	(a)
Waters Corp.	1,700	147,730	(a)
		1,036,601

Managed Healthcare—1.0%
Aetna Inc.	6,608	247,337
CIGNA Corp.	4,789	212,057
Coventry Healthcare Inc.	2,800	89,292	(a)
Humana Inc.	3,127	218,702	(a)
UnitedHealth Group Inc.	19,376	875,795
WellPoint Inc.	6,600	460,614
		2,103,797

Metal & Glass Containers—0.1%
Ball Corp.	2,732	97,942
Owens-Illinois Inc.	3,100	93,589	(a)
		191,531

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	4,300	182,707

Movies & Entertainment—1.5%
News Corp.	41,200	723,472
The Walt Disney Co.	33,720	1,452,995
Time Warner Inc.	19,338	690,367
Viacom Inc.	10,913	507,673
		3,374,507

Multi-Line Insurance—0.3%
American International Group Inc.	2,625	92,242	(a)
Assurant Inc.	1,800	69,318
Genworth Financial Inc.	8,400	113,064	(a)
Hartford Financial Services Group Inc.	8,304	223,627
Loews Corp.	5,866	252,766
		751,017

Multi-Sector Holdings—0.1%
Leucadia National Corp.	3,700	138,898

Multi-Utilities—1.2%
Ameren Corp.	4,542	127,494
CenterPoint Energy Inc.	7,618	133,772
CMS Energy Corp.	4,700	92,308
Consolidated Edison Inc.	5,307	269,171
Dominion Resources Inc.	10,600	473,820
DTE Energy Co.	3,066	150,111
Integrys Energy Group Inc.	1,531	77,331
NiSource Inc.	5,115	98,106
PG&E Corp.	7,054	311,646
Public Service Enterprise Group Inc.	9,092	286,489
SCANA Corp.	2,100	82,677
Sempra Energy	4,375	234,062
TECO Energy Inc.	3,600	67,536
Wisconsin Energy Corp.	4,400	134,200
Xcel Energy Inc.	8,480	202,587
		2,741,310

Office Electronics—0.1%
Xerox Corp.	24,747	263,556

Office REITs—0.1%
Boston Properties Inc.	2,500	237,125

Office Services & Supplies—0.1%
Avery Dennison Corp.	2,055	86,228
Pitney Bowes Inc.	3,632	93,306
		179,534

Oil & Gas Drilling—0.3%
Diamond Offshore Drilling Inc.	1,300	101,010
Helmerich & Payne Inc.	1,900	130,511
Nabors Industries Ltd.	5,300	161,014	(a)
Noble Corp.	4,600	209,852
Rowan companies Inc.	2,177	96,180	(a)
		698,567

Oil & Gas Equipment & Services—2.1%
Baker Hughes Inc.	7,732	567,761
Cameron International Corp.	4,300	245,530	(a)
FMC Technologies Inc.	2,243	211,919	(a)
Halliburton Co.	16,291	811,943
National Oilwell Varco Inc.	7,500	594,525
Schlumberger Ltd.	24,346	2,270,508
		4,702,186

Oil & Gas Exploration & Production—2.2%
Anadarko Petroleum Corp.	8,756	717,292
Apache Corp.	6,748	883,448
Cabot Oil & Gas Corp.	1,900	100,643
Chesapeake Energy Corp.	11,900	398,888
Denbury Resources Inc.	6,700	163,480	(a)
Devon Energy Corp.	7,592	696,718
EOG Resources Inc.	4,500	533,295
EQT Corp.	2,614	130,439
Newfield Exploration Company	2,500	190,025	(a)
Noble Energy Inc.	3,100	299,615
Pioneer Natural Resources Co.	2,100	214,032
QEP Resources Inc.	2,900	117,566
Range Resources Corp.	2,900	169,534
Southwestern Energy Co.	6,100	262,117	(a)
		4,877,092

Oil & Gas Refining & Marketing—0.2%
Sunoco Inc.	2,376	108,322
Tesoro Corp.	2,300	61,709	(a)
Valero Energy Corp.	10,500	313,110
		483,141

Oil & Gas Storage & Transportation—0.4%
El Paso Corp.	11,982	215,676
Spectra Energy Corp.	11,677	317,381
The Williams companies Inc.	10,386	323,835
		856,892

Packaged Foods & Meats—1.5%
Campbell Soup Co.	3,115	103,138
ConAgra Foods Inc.	8,168	193,990
Dean Foods Co.	3,700	37,000	(a)
General Mills Inc.	11,662	426,246
HJ Heinz Co.	5,697	278,128
Hormel Foods Corp.	2,800	77,952
Kellogg Co.	4,690	253,166
Kraft Foods Inc.	31,290	981,254
McCormick & Company Inc.	2,300	110,009
Mead Johnson Nutrition Co.	3,450	199,859
Sara Lee Corp.	10,657	188,309
The Hershey Co.	2,884	156,745
The JM Smucker Co.	2,217	158,272
Tyson Foods Inc.	5,400	103,626
		3,267,694

Paper Packaging—0.1%
Bemis Company Inc.	1,962	64,373
Sealed Air Corp.	2,814	75,021
		139,394

Paper Products—0.2%
International Paper Co.	8,075	243,704
MeadWestvaco Corp.	3,300	100,089
		343,793

Personal Products—0.2%
Avon Products Inc.	7,928	214,373
The Estee Lauder companies Inc.	2,100	202,356
		416,729

Pharmaceuticals—5.2%
Abbott Laboratories	27,804	1,363,786	(h)
Allergan Inc.	5,455	387,414
Bristol-Myers Squibb Co.	30,118	796,019	(h)
Eli Lilly & Co.	18,043	634,572
Forest Laboratories Inc.	4,700	151,810	(a)
Hospira Inc.	3,039	167,753	(a)
Johnson & Johnson	48,986	2,902,420
Merck & Company Inc.	54,945	1,813,734
Mylan Inc.	7,965	180,567	(a)
Pfizer Inc.	143,714	2,918,831
Watson Pharmaceuticals Inc.	2,000	112,020	(a)
		11,428,926

Property & Casualty Insurance—2.1%
ACE Ltd.	6,000	388,200
Berkshire Hathaway Inc.	30,869	2,581,574	(a)
Chubb Corp.	5,094	312,313
CIncinnati Financial Corp.	3,192	104,698
The Allstate Corp.	9,186	291,931	(h)
The Progressive Corp.	12,273	259,328
The Travelers companies Inc.	7,799	463,885
XL Group Plc	5,900	145,140
		4,547,069

Publishing—0.1%
Gannett Company Inc.	4,808	73,226
The McGraw-Hill companies Inc.	5,421	213,587
The Washington Post Co.	90	39,380
		326,193

Rail roads—0.8%
CSX Corp.	6,739	529,685
Norfolk Southern Corp.	6,518	451,502
Union Pacific Corp.	8,737	859,109
		1,840,296

Real Estate Services—0.1%
CB Richard Ellis Group Inc. (REIT)	5,500	146,850	(a)

Regional Banks—1.0%
BB&T Corp.	12,500	343,125
Fifth Third Bancorp	16,516	229,242
First Horizon National Corp.	4,055	45,457
Huntington Bancshares Inc.	13,934	92,522
KeyCorp	15,228	135,225
M&T Bank Corp.	2,200	194,634
Marshall & Ilsley Corp.	10,298	82,281
PNC Financial Services Group Inc.	9,504	598,657
Regions Financial Corp.	23,768	172,556
SunTrust Banks Inc.	9,229	266,164
Zions Bancorp.	2,500	57,650
		2,217,513

Research & Consulting Services—0.1%
Dun & Bradstreet Corp.	900	72,216
Equifax Inc.	2,400	93,240
		165,456

Residential REITs—0.2%
Apartment Investment & Management Co.	2,431	61,918
AvalonBay Communities Inc.	1,601	192,248
Equity Residential	5,000	282,050
		536,216

Restaurants—1.1%
Darden Restaurants Inc.	2,429	119,337
McDonald’s Corp.	18,790	1,429,731
Starbucks Corp.	13,398	495,056
Yum! Brands Inc.	8,229	422,806
		2,466,930

Retail REITs—0.3%
Kimco Realty Corp.	7,600	139,384
Simon Property Group Inc.	5,337	571,913
		711,297

Semiconductor Equipment—0.3%
Applied Materials Inc.	23,100	360,822	(h)
KLA-Tencor Corp.	3,200	151,584
MEMC Electronic Materials Inc.	4,500	58,320	(a)
Novellus Systems Inc.	1,700	63,121	(a)
Teradyne Inc.	3,600	64,116	(a)
		697,963

Semiconductors—2.1%
Advanced Micro Devices Inc.	10,074	86,636	(a,h)
Altera Corp.	5,700	250,914
Analog Devices Inc.	5,200	204,776
Broadcom Corp.	8,250	324,885
First Solar Inc.	1,010	162,448	(a)
Intel Corp.	97,865	1,973,937	(h)
Linear Technology Corp.	4,300	144,609
LSI Corp.	12,292	83,586	(a)
Microchip Technology Inc.	3,500	133,035
Micron Technology Inc.	15,254	174,811	(a)
National Semiconductor Corp.	4,566	65,476
NVIDIA Corp.	10,500	193,830	(a)
Texas Instruments Inc.	21,251	734,435
Xilinx Inc.	4,787	157,014
		4,690,392

Soft Drinks—2.2%
Coca-Cola Enterprises Inc.	6,018	164,291
Dr Pepper Snapple Group Inc.	3,700	137,492
PepsiCo Inc.	28,549	1,838,841	(h)
The Coca-Cola Co.	41,002	2,720,483	(h)
		4,861,107

Specialized Consumer Services—0.0%*
H&R Block Inc.	5,292	88,588

Specialized Finance—0.4%
CME Group Inc.	1,161	350,100
IntercontinentalExchange Inc.	1,300	160,602	(a)
Moody’s Corp.	3,684	124,924
NYSE Euronext	4,800	168,816
The NASDAQ OMX Group Inc.	2,600	67,184	(a)
		871,626

Specialized REITs—0.6%
HCP Inc.	6,700	254,198
Healthcare Inc.	3,200	167,808
Host Hotels & Resorts Inc.	11,817	208,097
Plum Creek Timber Company Inc.	2,800	122,108
Public Storage	2,400	266,184
Ventas Inc.	2,600	141,180
Weyerhaeuser Co.	9,167	225,508
		1,385,083

Specialty Chemicals—0.3%
Ecolab Inc.	4,352	222,039
International Flavors & Fragrances Inc.	1,547	96,378
Sigma-Aldrich Corp.	2,182	138,862
The Sherwin-Williams Co.	1,663	139,675
		596,954

Specialty Stores—0.2%
Staples Inc.	12,450	241,779
Tiffany & Co.	2,400	147,456
		389,235

Steel—0.4%
AK Steel Holding Corp.	2,300	36,294
Allegheny Technologies Inc.	1,751	118,578
Cliffs Natural Resources Inc.	2,400	235,872
Nucor Corp.	5,736	263,971
United States Steel Corp.	2,665	143,750
		798,465

Systems Software—2.9%
BMC Software Inc.	3,300	164,142	(a)
CA Inc.	7,200	174,096
Microsoft Corp.	132,139	3,351,045	(h)
Novell Inc.	7,666	45,459	(a)
Oracle Corp.	69,452	2,317,613	(h)
Red Hat Inc.	3,600	163,404	(a)
Symantec Corp.	13,785	255,574	(a)
		6,471,333

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	9,600	92,928
People’s United Financial Inc.	6,700	84,286
		177,214

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	4,519	67,695	(a)

Tobacco—1.6%
Altria Group Inc.	37,853	985,314
Lorillard Inc.	2,711	257,572
Philip Morris International Inc.	32,079	2,105,345
Reynolds American Inc.	5,900	209,627
		3,557,858

Trading Companies & Distributors—0.1%
Fastenal Co.	2,600	168,558
WW Grainger Inc.	1,082	148,970
		317,528

Trucking—0.0%*
Ryder System Inc.	931	47,109

Wireless Telecommunication Services—0.3%
American Tower Corp.	7,100	367,922	(a)
MetroPCS Communications Inc.	4,600	74,704	(a)
Sprint Nextel Corp.	54,600	253,344	(a)
		695,970

Total Common Stock		216,413,583
(Cost $177,774,856)

Other Investments—0.0%*
GEI Investment Fund		77,881	(k)
(Cost $76,354)

Total Investments in Securities		216,491,464
(Cost $177,851,210)

Short-Term Investments—1.5%

Short-Term Investments—1.3%
GE Institutional Money Market Fund Investment Class
0.15%		2,922,481	(d,k)

		Principal Amount
U.S. Government—0.2%
U.S. Treasury Bill
0.14%	04/07/11	$300,000	299,999	(d)

Total Short-Term Investments			3,222,480
(Cost $3,222,474)

Total Investments			219,713,944
(Cost $181,073,684)

Other Assets and Liabilities, net—0.2%			527,612

NET ASSETS —100.0%			$220,241,556

Other Information

The Fund had the following long futures contracts open at March 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2011	60	$3,963,000	$31,350

GEI Premier Growth Equity Fund

Schedule of Investments—March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—96.6% †
Application Software—1.3%
Intuit Inc.	11,889	$631,306	(a,h)

Asset Management & Custody Banks—2.7%
State Street Corp.	28,534	1,282,318	(e)

Biotechnology—4.7%
Amgen Inc.	27,246	1,456,299	(a)
Gilead Sciences Inc.	17,834	756,875	(a)
		2,213,174

Broadcasting—2.0%
Discovery Communications Inc. (Class C)	26,255	924,439	(a)

Cable & Satellite—7.4%
DIRECTV	39,135	1,831,518	(a)
Liberty Global Inc.	41,117	1,644,269	(a)
		3,475,787

Communications Equipment—6.1%
Cisco Systems Inc.	37,153	637,174	(h)
QUALCOMM Inc.	40,126	2,200,109
		2,837,283

Computer Hardware—4.1%
Apple Inc.	5,552	1,934,594	(a)

Data Processing & Outsourced Services—10.2%
Paychex Inc.	32,200	1,009,792
The Western Union Co.	99,076	2,057,808
Visa Inc.	23,085	1,699,518
		4,767,118

Fertilizers & Agricultural Chemicals—2.6%
Monsanto Co.	16,645	1,202,768

Healthcare Equipment—3.6%
Covidien PLC	32,166	1,670,702

Healthcare Facilities—1.1%
VCA Antech Inc.	20,806	523,895	(a)

Healthcare Services—5.7%
Express Scripts Inc.	34,677	1,928,388	(a)
Lincare Holdings Inc.	24,769	734,649
		2,663,037

Home Furnishing Retail—2.8%
Bed Bath & Beyond Inc.	26,750	1,291,222	(a)

Home Improvement Retail—2.8%
Lowe’s companies Inc.	49,538	1,309,289

Hotels, Resorts & Cruise Lines— 2.1%
Carnival Corp.	25,261	969,012

Industrial Machinery—3.2%
Dover Corp.	22,985	1,511,034

Internet Retail—1.2%
Amazon.com Inc.	3,071	553,179	(a)

Internet Software & Services—6.5%
Baidu Inc. ADR	11,690	1,610,999	(a)
eBay Inc.	45,575	1,414,648	(a)
		3,025,647

Investment Banking & Brokerage—2.9%
The Goldman Sachs Group Inc.	8,620	1,366,011

Oil & Gas Equipment & Services—7.2%
Halliburton Co.	21,799	1,086,462
Schlumberger Ltd.	24,769	2,309,957
		3,396,419

Real Estate Services—1.9%
CB Richard Ellis Group Inc. (REIT)	33,153	885,185	(a)

Soft Drinks—3.5%
PepsiCo Inc.	25,760	1,659,202

Specialized Finance—3.8%
CME Group Inc.	5,944	1,792,413

Specialty Chemicals—1.2%
Ecolab Inc.	11,395	581,373

Systems Software—2.8%
Microsoft Corp.	51,520	1,306,547	(h)

Wireless Telecommunication Services—3.2%
American Tower Corp.	29,227	1,514,543	(a)

Total Common Stock		45,287,497
(Cost $36,529,603)

Other Investments—0.0%*
GEI Investment Fund		2,976	(k)
(Cost $2,917)

Total Investments in Securities		45,290,473
(Cost $36,532,520)

Short-Term Investments—3.6%
GE Institutional Money Market Fund Investment Class
0.15%		1,693,542	(d,k)
(Cost $1,693,542)

Total Investments		46,984,015
(Cost $38,226,062)

Liabilities in Excess of Other Assets, net—(0.2)%		(110,029)

NET ASSETS —100.0%		$46,873,986

Other Information

The Fund had the following long futures contracts open at March 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2011	7	$462,350	$10,619

GEI Core Value Equity Fund

Schedule of Investments — March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—93.5% †
Advertising—1.9%
Omnicom Group Inc.	7,856	$385,415

Aerospace & Defense—3.1%
General Dynamics Corp.	1,706	130,611
Honeywell International Inc.	6,520	389,309
Rockwell Collins Inc.	1,551	100,551
		620,471

Agricultural Products—1.0%
Archer-Daniels-Midland Co.	5,789	208,462

Air Freight & Logistics—0.9%
FedEx Corp.	1,861	174,097

Asset Management & Custody Banks—4.6%
Ameriprise Financial Inc.	4,858	296,727
Invesco Ltd.	5,375	137,385
State Street Corp.	5,177	232,654	(e)
The Bank of New York Mellon Corp.	8,425	251,655
		918,421

Biotechnology—1.9%
Amgen Inc.	2,584	138,115	(a)
Gilead Sciences Inc.	5,944	252,263	(a)
		390,378

Coal & Consumable Fuels—1.0%
Peabody Energy Corp.	2,739	197,098

Communications Equipment—0.9%
Cisco Systems Inc.	10,078	172,838

Computer Hardware—0.7%
Hewlett-Packard Co.	3,511	143,846

Construction & Farm Machinery & Heavy Trucks—1.0%
Deere & Co.	2,067	200,272

Consumer Finance—0.8%
American Express Co.	3,514	158,833

Data Processing & Outsourced Services—1.6%
The Western Union Co.	15,848	329,163

Department Stores—0.5%
Macy’s Inc.	4,393	106,574

Diversified Financial Services—7.2%
Bank of America Corp.	18,606	248,018
Citigroup Inc.	37,212	164,477	(a)
JPMorgan Chase & Co.	12,197	562,282
US BanCorp	3,009	79,528
Wells Fargo & Co.	11,887	376,818
		1,431,123

Diversified Metals & Mining—0.7%
Freeport-McMoRan Copper & Gold Inc.	2,584	143,541

Drug Retail—0.4%
CVS Caremark Corp.	2,067	70,939

Electric Utilities—1.3%
NextEra Energy Inc.	3,876	213,645
Northeast Utilities	1,499	51,865
		265,510

Electrical Components & Equipment—0.6%
Cooper Industries PLC	1,809	117,404

Electronic Components—0.7%
Corning Inc.	6,520	134,508

Fertilizers & Agricultural Chemicals—0.8%
Potash Corporation of Saskatchewan Inc.	2,688	158,404

General Merchandise Stores—0.9%
Target Corp.	3,618	180,936

Gold—0.5%
Barrick Gold Corp.	2,067	107,298

Healthcare Distributors—0.5%
Cardinal Health Inc.	2,326	95,668

Healthcare Equipment—2.2%
Covidien PLC	8,423	437,491

Healthcare Facilities—0.5%
HCA Holdings Inc.	2,895	98,054	(a)

Healthcare Services—1.0%
Omnicare Inc.	6,719	201,503

Home Improvement Retail—0.8%
Lowe’s companies Inc.	5,918	156,413

Household Products—3.5%
Clorox Co.	4,290	300,600
The Procter & Gamble Co.	6,520	401,632
		702,232

Independent Power Producers & Energy Traders—1.2%
Calpine Corp.	6,202	98,426	(a)
The AES Corp.	10,337	134,381	(a)
		232,807

Industrial Conglomerates—0.4%
Siemens AG ADR	510	70,043

Industrial Machinery—0.2%
Eaton Corp.	702	38,919

Integrated Oil & Gas—6.1%
Chevron Corp.	5,323	571,850
Exxon Mobil Corp.	3,721	313,048	(h)
Marathon Oil Corp.	2,843	151,560
Suncor Energy Inc.	4,031	180,750
		1,217,208

Integrated Telecommunication Services—2.7%
AT&T Inc.	9,303	284,672
Verizon Communications Inc.	6,520	251,281
		535,953

Investment Banking & Brokerage—0.8%
Morgan Stanley	5,517	150,724

IT Consulting & Other Services—2.5%
International Business Machines Corp.	3,101	505,680

Life & Health Insurance—3.0%
MetLife Inc.	3,561	159,284
Principal Financial Group Inc.	3,980	127,798
Prudential Financial Inc.	5,015	308,824
		595,906

Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific Inc.	3,308	183,759	(a)

Movies & Entertainment—4.6%
News Corp.	15,447	271,249
The Walt Disney Co.	4,393	189,294
Time Warner Inc.	13,140	469,098
		929,641

Multi-Line Insurance—0.2%
Hartford Financial Services Group Inc.	1,551	41,768

Multi-Utilities—1.2%
Dominion Resources Inc.	5,375	240,263

Oil & Gas Equipment & Services—2.3%
Halliburton Co.	3,153	157,145
National Oilwell Varco Inc.	1,292	102,417
Schlumberger Ltd.	2,141	199,670
		459,232

Oil & Gas Exploration & Production—2.8%
Apache Corp.	3,101	405,983
Devon Energy Corp.	1,034	94,890
Southwestern Energy Co.	1,551	66,647	(a)
		567,520

Oil & Gas Storage & Transportation—1.5%
El Paso Corp.	12,404	223,272
Spectra Energy Corp.	2,998	81,486
		304,758

Packaged Foods & Meats—2.8%
ConAgra Foods Inc.	4,135	98,206
Kraft Foods Inc.	12,662	397,080
McCormick & Company Inc.	237	11,336
Nestle S.A. ADR	1,034	59,434
		566,056

Pharmaceuticals—5.1%
Bristol-Myers Squibb Co.	5,944	157,100
Hospira Inc.	1,085	59,892	(a)
Johnson & Johnson	4,652	275,631
Novartis AG ADR	3,463	188,214
Pfizer Inc.	16,539	335,907
		1,016,744

Property & Casualty Insurance—0.9%
ACE Ltd.	2,894	187,242

Rail roads—0.7%
Union Pacific Corp.	1,344	132,155

Reinsurance—0.8%
PartnerRe Ltd.	1,986	157,371

Research & Consulting Services—0.8%
Nielsen Holdings N.V.	5,685	155,257	(a)

Semiconductor Equipment—0.7%
Applied Materials Inc.	3,308	51,671
KLA-Tencor Corp.	1,912	90,571
		142,242

Semiconductors—2.7%
Intel Corp.	15,505	312,736
Microchip Technology Inc.	2,171	82,520
Texas Instruments Inc.	4,135	142,906
		538,162

Soft Drinks—2.0%
PepsiCo Inc.	6,357	409,454

Steel—1.3%
Allegheny Technologies Inc.	3,876	262,483

Systems Software—3.8%
Microsoft Corp.	18,054	457,850	(h)
Oracle Corp.	9,278	309,607
		767,457

Total Common Stock		18,715,696
(Cost $15,325,075)

Exchange Traded Funds—1.7%
Financial Select Sector SPDR Fund	4,042	66,329	(n)
Industrial Select Sector SPDR Fund	7,110	267,905	(h,n)

Total Exchange Traded Funds		334,234
(Cost $335,083)

Other Investments—0.0%*
GEI Investment Fund		8,710	(k)
(Cost $8,540)

Total Investments in Securities		19,058,640
(Cost $15,668,698)

Short-Term Investments—5.3%
GE Institutional Money Market Fund Investment Class
0.15%		1,068,473	(d,k)
(Cost $1,068,473)

Total Investments		20,127,113
(Cost $16,737,171)

Liabilities in Excess of Other Assets, net—(0.5)%		(95,366)

NET ASSETS —100.0%		$20,031,747

Other Information

The Fund had the following long futures contracts open at March 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2011	13	$858,650	$5,811

GEI Mid-Cap Equity Fund

Schedule of Investments—March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—95.5% †
Advertising—1.4%
Omnicom Group Inc.	28,483	$1,397,376

Aerospace & Defense—1.9%
Alliant Techsystems Inc.	14,984	1,058,919	(h)
Hexcel Corp.	39,094	769,761	(a)
		1,828,680

Air Freight & Logistics—0.6%
UTi Worldwide Inc.	26,489	536,137

Apparel Retail—0.9%
Urban Outfitters Inc.	28,178	840,550	(a)

Apparel, Accessories & Luxury Goods—1.6%
Coach Inc.	30,359	1,579,882

Application Software—3.2%
Blackboard Inc.	23,077	836,310	(a)
Citrix Systems Inc.	21,551	1,583,136	(a)
Longtop Financial Technologies Ltd. ADR	21,043	661,171	(a)
		3,080,617

Asset Management & Custody Banks—3.2%
Affiliated Managers Group Inc.	17,445	1,907,960	(a)
Invesco Ltd.	46,809	1,196,438
		3,104,398

Automotive Retail—1.3%
O’Reilly Automotive Inc.	22,689	1,303,710	(a,h)

Biotechnology—3.8%
Alexion Pharmaceuticals Inc.	11,552	1,139,951	(a)
Human Genome Sciences Inc.	33,045	907,085	(a)
Incyte Corp Ltd.	33,262	527,203	(a)
Vertex Pharmaceuticals Inc.	23,293	1,116,433	(a)
		3,690,672

Broadcasting—0.9%
Discovery Communications Inc. (Class A)	8,516	339,788	(a)
Discovery Communications Inc. (Class C)	14,275	502,623	(a)
		842,411

Cable & Satellite—1.7%
DIRECTV	15,431	722,171	(a)
Liberty Global Inc.	24,282	971,037	(a)
		1,693,208

Casinos & Gaming—1.3%
Penn National Gaming Inc.	33,538	1,242,918	(a)

Coal & Consumable Fuels—1.2%
Peabody Energy Corp.	15,849	1,140,494

Communications Equipment—1.8%
Juniper Networks Inc.	40,601	1,708,490	(a)

Computer Storage & Peripherals—1.2%
Synaptics Inc.	43,828	1,184,233	(a)

Construction & Engineering—0.9%
Quanta Services Inc.	38,328	859,697	(a)

Construction & Farm Machinery & Heavy Trucks—0.8%
Cummins Inc.	7,331	803,624

Electric Utilities—2.2%
ITC Holdings Corp.	30,282	2,116,712	(h)

Electrical Components & Equipment—1.1%
Cooper Industries PLC	17,204	1,116,540

Environmental & Facilities Services—0.5%
Stericycle Inc.	5,365	475,715	(a)

Fertilizers & Agricultural Chemicals—1.4%
Intrepid Potash Inc.	18,700	651,134	(a)
Monsanto Co.	9,356	676,065	(h)
		1,327,199

Healthcare Equipment—2.6%
Gen-Probe Inc.	14,415	956,435	(a)
Masimo Corp.	46,801	1,549,113	(h)
		2,505,548

Healthcare Services—1.9%
Catalyst Health Solutions Inc.	33,579	1,878,073	(a)

Healthcare Technology—0.7%
MedAssets Inc.	47,242	721,385	(a)

Home Entertainment Software — 1.3%
Activision Blizzard Inc.	112,234	1,231,207

Home Furnishing Retail—1.4%
Bed Bath & Beyond Inc.	29,128	1,406,009	(a)

Homebuilding—0.8%
MDC Holdings Inc.	30,420	771,147

Hotels, Resorts & Cruise Lines—1.2%
Marriott International Inc.	8,311	295,705
Royal Caribbean Cruises Ltd.	21,404	883,129	(a)
		1,178,834

Independent Power Producers & Energy Traders—1.0%
The AES Corp.	77,191	1,003,483	(a)

Industrial Machinery—2.3%
Harsco Corp.	62,566	2,207,954

Internet Retail—0.0%*
E-Commerce China Dangdang Inc. ADR	1,761	36,329	(a)

Internet Software & Services—3.1%
Baidu Inc. ADR	6,896	950,338	(a)
Equinix Inc.	8,365	762,052	(a)
MercadoLibre Inc.	13,475	1,099,964
Monster Worldwide Inc.	14,348	228,133	(a)
		3,040,487

IT Consulting & Other Services—0.5%
Telvent GIT S.A.	17,704	515,363

Life Sciences Tools & Services—6.2%
Covance Inc.	21,450	1,173,744	(a)
Illumina Inc.	25,471	1,784,753	(a)
Mettler-Toledo International Inc.	9,155	1,574,660	(a,h)
Thermo Fisher Scientific Inc.	26,482	1,471,075	(a,h)
		6,004,232

Movies & Entertainment—0.4%
Liberty Media Corporation—Capital	5,000	368,350	(a)

Multi-Line Insurance—2.2%
HCC Insurance Holdings Inc.	69,225	2,167,435	(h)

Office REITs—1.5%
Douglas Emmett Inc.	41,487	777,881
SL Green Realty Corp.	8,664	651,533
		1,429,414

Oil & Gas Drilling—1.2%
Noble Corp.	26,608	1,213,857

Oil & Gas Equipment & Services—3.5%
Dresser-Rand Group Inc.	26,973	1,446,292	(a)
McDermott International Inc.	29,544	750,122	(a)
Weatherford International Ltd.	52,446	1,185,280	(a)
		3,381,694

Oil & Gas Exploration & Production—4.0%
Petrohawk Energy Corp.	54,227	1,330,731	(a)
Pioneer Natural Resources Co.	12,377	1,261,464
Range Resources Corp.	12,569	734,784
Ultra Petroleum Corp.	11,078	545,591	(a)
		3,872,570

Packaged Foods & Meats—1.7%
McCormick & Company Inc.	18,853	901,739	(h)
Mead Johnson Nutrition Co.	13,183	763,691
		1,665,430

Personal Products—0.4%
Avon Products Inc.	14,440	390,458

Property & Casualty Insurance—1.2%
ACE Ltd.	18,114	1,171,976

Real Estate Services—2.1%
CB Richard Ellis Group Inc. (REIT)	76,521	2,043,111	(a,h)

Regional Banks—1.3%
Regions Financial Corp.	78,727	571,558
Zions Bancorp.	29,049	669,870
		1,241,428

Research & Consulting Services—1.9%
FTI Consulting Inc.	8,083	309,821	(a)
IHS Inc.	17,154	1,522,418	(a)
		1,832,239

Security & Alarm Services—1.6%
Corrections Corporation of America	63,312	1,544,813	(a)

Semiconductors—3.4%
Cree Inc.	13,343	615,913	(a)
Hittite Microwave Corp.	23,825	1,519,320	(a)
Marvell Technology Group Ltd.	73,480	1,142,614	(a)
		3,277,847

Soft Drinks—1.0%
Coca-Cola Enterprises Inc.	35,069	957,384

Specialized Finance—1.5%
CBOE Holdings Inc.	26,882	778,772
MSCI Inc.	17,968	661,582	(a)
		1,440,354

Specialty Chemicals—1.5%
Cytec Industries Inc.	12,601	685,116
Nalco Holding Co.	26,755	730,679
		1,415,795

Steel—1.8%
Allegheny Technologies Inc.	18,609	1,260,201
Steel Dynamics Inc.	28,753	539,694
		1,799,895
Systems Software—2.2%
Rovi Corp.	39,844	2,137,631	(a,h)

Thrifts & Mortgage Finance—1.7%
BankUnited Inc.	10,667	306,250
People’s United Financial Inc.	105,244	1,323,970
		1,630,220

Trading Companies & Distributors—1.3%
MSC Industrial Direct Co.	18,585	1,272,515

Wireless Telecommunication Services—2.2%
American Tower Corp.	28,454	1,474,486	(a)
NII Holdings Inc.	14,832	618,049	(a)
		2,092,535

Total Common Stock		92,720,265
(Cost $67,115,456)

Other Investments—0.0%*
GEI Investment Fund		22,292	(k)
(Cost $21,855)

Total Investments in Securities		92,742,557
(Cost $67,137,311)

Short-Term Investments—0.2%
GE Institutional Money Market Fund Investment Class 0.15%		239,134	(d,k)
(Cost $239,134)

Total Investments		92,981,691
(Cost $67,376,445)

Other Assets and Liabilities, net—4.3%		4,191,781

NET ASSETS—100.0%		$97,173,472

Other Information

The Fund had the following long futures contracts open at March 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P Midcap 400 Emini Index Futures	June 2011	24	$2,369,520	$38,441

GEI Small-Cap Equity Fund

Schedule of Investments—March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—93.6% †
Advertising—0.7%
Arbitron Inc.	9,810	$392,694

Aerospace & Defense—0.9%
Esterline Technologies Corp.	1,163	82,248	(a)
Moog Inc.	1,149	52,751	(a)
Teledyne Technologies Inc.	7,300	377,483	(a)
		512,482

Agricultural Products—1.0%
Darling International Inc.	34,790	534,722	(a)
Fresh Del Monte Produce Inc.	2,096	54,727
		589,449

Air Freight & Logistics—0.2%
UTi Worldwide Inc.	5,050	102,212

Apparel Retail—1.2%
Aeropostale Inc.	10,600	257,792	(a)
American Eagle Outfitters Inc.	5,600	88,984
Brown Shoe Company Inc.	961	11,743
DSW Inc.	500	19,980	(a)
Genesco Inc.	1,226	49,285	(a)
The Buckle Inc.	6,200	250,480
The Cato Corp.	800	19,600
The Finish Line Inc.	1,300	25,805
		723,669

Apparel, Accessories & Luxury Goods—1.2%
Columbia Sportswear Co.	6,908	410,474
Fossil Inc.	400	37,460	(a)
Maidenform Brands Inc.	7,400	211,418	(a)
Movado Group Inc.	2,024	29,712	(a)
The Warnaco Group Inc.	100	5,719	(a)
		694,783

Application Software—4.6%
ACI Worldwide Inc.	4,400	144,320	(a)
Actuate Corp.	3,200	16,640	(a)
Blackbaud Inc.	14,210	387,080
Blackboard Inc.	6,800	246,432	(a)
Bottomline Technologies Inc.	8,500	213,690	(a)
Concur Technologies Inc.	2,500	138,625	(a)
Ebix Inc.	4,400	104,060	(a)
Lawson Software Inc.	2,000	24,200	(a)
Manhattan Associates Inc.	600	19,632	(a)
Monotype Imaging Holdings Inc.	1,700	24,650	(a)
NICE Systems Ltd. ADR	4,200	155,148	(a)
Parametric Technology Corp.	15,900	357,591	(a)
Quest Software Inc.	2,309	58,626	(a)
SolarWinds Inc.	12,000	281,520	(a)
Solera Holdings Inc.	2,300	117,530
SS&C Technologies Holdings Inc.	9,290	189,702	(a)
TeleNav Inc.	2,400	28,488	(a)
Ultimate Software Group Inc.	3,400	199,750	(a)
		2,707,684

Asset Management & Custody Banks—1.1%
Affiliated Managers Group Inc.	4,000	437,480	(a)
Financial Engines Inc.	6,000	165,360	(a)
Pzena Investment Management Inc.	2,800	19,768
		622,608

Auto Parts & Equipment—0.4%
Dana Holding Corp.	4,289	74,586	(a)
Dorman Products Inc.	202	8,502	(a)
Federal-Mogul Corp.	800	19,920	(a)
Modine Manufacturing Co.	3,242	52,326	(a)
Spartan Motors Inc.	2,139	14,674
Stoneridge Inc.	3,312	48,421	(a)
Tenneco Inc.	500	21,225	(a)
		239,654

Automobile Manufacturers—0.1%
Thor Industries Inc.	880	29,366

Automotive Retail—0.1%
America’s Car-Mart Inc.	1,843	47,513	(a)

Biotechnology—0.7%
Acorda Therapeutics Inc.	900	20,880	(a)
Cubist Pharmaceuticals Inc.	3,000	75,720	(a)
Genomic Health Inc.	5,100	125,460	(a)
Myriad Genetics Inc.	7,600	153,140	(a)
Nabi Biopharmaceuticals	3,500	20,335	(a)
PDL BioPharma Inc.	2,220	12,876
Sciclone Pharmaceuticals Inc.	4,800	19,392	(a)
		427,803

Building Products—0.2%
AAON Inc.	1,254	41,257
Apogee Enterprises Inc.	2,139	28,213
Universal Forest Products Inc.	1,618	59,300
		128,770

Coal & Consumable Fuels—0.6%
Cloud Peak Energy Inc.	800	17,272	(a)
James River Coal Co.	14,300	345,631	(a)
		362,903

Commercial Printing—0.0%*
Multi-Color Corp.	1,200	24,252

Commodity Chemicals—0.8%
Calgon Carbon Corp.	800	12,704	(a)
Koppers Holdings Inc.	10,200	435,540
		448,244

Communications Equipment—0.6%
Acme Packet Inc.	250	17,740	(a)
Arris Group Inc.	4,387	55,890	(a)
Blue Coat Systems Inc.	6,800	191,488	(a)
DG FastChannel Inc.	600	19,332	(a)
Netgear Inc.	1,600	51,904	(a)
Plantronics Inc.	550	20,141
Riverbed Technology Inc.	500	18,825	(a)
		375,320

Computer & Electronics Retail—0.0%*
Systemax Inc.	1,920	25,958	(a)

Computer Storage & Peripherals—0.0%*
QLogic Corp.	1,100	20,405	(a)

Construction & Engineering—1.9%
Chicago Bridge & Iron Company N.V.	10,545	428,760
Great Lakes Dredge & Dock Corp.	2,349	17,923
Primoris Services Corp.	2,000	20,280
Quanta Services Inc.	10,600	237,758	(a)
URS Corp.	9,000	414,450	(a)
		1,119,171

Construction & Farm Machinery & Heavy Trucks—2.4%
AGCO Corp.	7,190	395,234	(a)
Astec Industries Inc.	2,255	84,089	(a)
Cascade Corp.	3,425	152,687
Greenbrier companies Inc.	2,498	70,893	(a)
NACCO Industries Inc.	100	11,067
The Toro Co.	487	32,249
Trinity Industries Inc.	11,275	413,454
WABCO Holdings Inc.	600	36,984	(a)
Wabtec Corp.	3,400	230,622
		1,427,279

Consumer Electronics—0.0%*
Harman International Industries Inc.	294	13,765

Consumer Finance—0.1%
Ezcorp Inc.	950	29,821	(a)
First Cash Financial Services Inc.	650	25,090	(a)
Nelnet Inc.	950	20,738
		75,649

Data Processing & Outsourced Services—2.1%
Broadridge Financial Solutions Inc.	13,995	317,547
Cardtronics Inc.	10,100	205,535	(a)
ExlService Holdings Inc.	650	13,747	(a)
Global Cash Access Holdings Inc.	23,570	77,074	(a)
Jack Henry & Associates Inc.	5,100	172,839
NeuStar Inc.	8,458	216,356	(a)
TeleTech Holdings Inc.	850	16,473	(a)
TNS Inc.	1,697	26,422	(a)
Wright Express Corp.	3,400	176,256	(a)
		1,222,249

Distributors—0.9%
LKQ Corp.	21,800	525,380	(a)

Diversified Chemicals—0.0%*
Solutia Inc.	800	20,320	(a)

Diversified Metals & Mining—0.5%
Compass Minerals International Inc.	2,690	251,596
Materion Corp.	500	20,400	(a)
		271,996

Diversified Real Estate Activities—0.2%
Coresite Realty Corp. (REIT)	6,500	102,960

Diversified REITs—0.2%
Cousins Properties Inc.	3,991	33,325
PS Business Parks Inc.	300	17,382
Washington Real Estate Investment Trust	1,378	42,842
		93,549

Diversified Support Services—0.8%
Copart Inc.	5,100	220,983	(a)
Healthcare Services Group Inc.	9,500	167,010
Unifirst Corp.	1,013	53,699
		441,692

Education Services—1.1%
American Public Education Inc.	3,400	137,530	(a)
Capella Education Co.	2,500	124,475	(a)
K12 Inc.	5,100	171,870	(a)
Lincoln Educational Services Corp.	5,213	82,835
Strayer Education Inc.	1,000	130,490
		647,200

Electric Utilities—0.7%
Allete Inc.	1,138	44,348
IDACORP Inc.	8,600	327,660
Westar Energy Inc.	1,950	51,519
		423,527

Electrical Components & Equipment—1.5%
Acuity Brands Inc.	300	17,547
Brady Corp.	11,099	396,123
EnerSys	600	23,850	(a)
Generac Holdings Inc.	1,192	24,186	(a)
II-VI Inc.	901	44,825	(a)
LSI Industries Inc.	2,147	15,544
Preformed Line Products Company	231	15,978
Regal-Beloit Corp.	917	67,702
Woodward Governor Co.	8,200	283,392
		889,147

Electronic Components—0.1%
Vishay Intertechnology Inc.	1,600	28,384	(a)

Electronic Equipment & Instruments—0.9%
Checkpoint Systems Inc.	700	15,736	(a)
Coherent Inc.	400	23,244	(a)
Daktronics Inc.	2,059	22,134
Elster Group SE ADR	3,000	48,750	(a)
FARO Technologies Inc.	5,100	204,000	(a)
National Instruments Corp.	4,200	137,634
Rofin-Sinar Technologies Inc.	1,995	78,803	(a)
		530,301

Electronic Manufacturing Services—0.5%
CTS Corp.	1,600	17,280
Measurement Specialties Inc.	3,179	108,277	(a)
Methode Electronics Inc.	4,365	52,729
Multi-Fineline Electronix Inc.	2,752	77,661	(a)
Plexus Corp.	1,129	39,583	(a)
		295,530

Environmental & Facilities Services—1.1%
ABM Industries Inc.	12,700	322,453
Waste Connections Inc.	10,900	313,811
		636,264

Food Distributors—0.1%
Nash Finch Co.	575	21,816
Spartan Stores Inc.	3,900	57,681
		79,497

Food Retail—0.6%
Ruddick Corp.	8,500	328,015

Footwear—1.3%
Deckers Outdoor Corp.	5,684	489,677	(a)
K-Swiss Inc.	1,915	21,582	(a)
The Timberland Co.	850	35,096	(a)
Wolverine World Wide Inc.	6,198	231,061
		777,416

Gas Utilities—0.2%
South Jersey Industries Inc.	1,599	89,496

Gold—0.0%*
Royal Gold Inc.	400	20,960

Healthcare Distributors—0.7%
Owens & Minor Inc.	12,391	402,460

Healthcare Equipment—3.0%
American Medical Systems Holdings Inc.	8,500	183,940	(a)
Analogic Corp.	300	16,965
Exactech Inc.	1,011	17,743	(a)
Gen-Probe Inc.	3,400	225,590	(a)
Hill-Rom Holdings Inc.	1,311	49,792
Integra LifeSciences Holdings Corp.	5,700	270,294	(a)
Masimo Corp.	5,800	191,980
Natus Medical Inc.	950	15,960	(a)
NuVasive Inc.	8,485	214,840	(a)
SonoSite Inc.	4,200	139,944	(a)
STERIS Corp.	400	13,816
Teleflex Inc.	2,530	146,689
Thoratec Corp.	7,600	197,068	(a)
Zoll Medical Corp.	1,280	57,357	(a)
		1,741,978

Healthcare Facilities—0.5%
National Healthcare Corp.	250	11,622
Sun Healthcare Group Inc.	3,811	53,621	(a)
The Ensign Group Inc.	645	20,595
VCA Antech Inc.	8,500	214,030	(a)
		299,868

Healthcare Services—2.5%
Bio-Reference Laboratories Inc.	25,700	576,708	(a)
Catalyst Health Solutions Inc.	350	19,575	(a)
Continucare Corp.	6,558	35,086	(a)
Gentiva Health Services Inc.	600	16,818	(a)
HMS Holdings Corp.	4,600	376,510	(a)
Mednax Inc.	6,200	412,982	(a)
		1,437,679

Healthcare Supplies—1.1%
Atrion Corp.	50	8,724
Immucor Inc.	5,075	100,384	(a)
Meridian Bioscience Inc.	5,100	122,349
Merit Medical Systems Inc.	2,691	52,797	(a)
West Pharmaceutical Services Inc.	8,000	358,160
		642,414

Healthcare Technology—0.9%
Allscripts Healthcare Solutions Inc.	861	18,072	(a)
athenahealth Inc.	2,500	112,825	(a)
Computer Programs & Systems Inc.	3,000	192,840
MedAssets Inc.	12,700	193,929	(a)
Medidata Solutions Inc.	1,300	33,241	(a)
		550,907

Home Entertainment Software—0.0%*
Take-Two Interactive Software Inc.	1,300	19,981	(a)

Home Furnishing Retail—0.8%
Aaron’s Inc.	17,897	453,868
Pier 1 Imports Inc.	2,142	21,741	(a)
		475,609

Home Furnishings—0.0%*
Hooker Furniture Corp.	152	1,818

Hotels, Resorts & Cruise Lines—0.1%
Summit Hotel Properties Inc. (REIT)	3,538	35,168	(a)

Household Products—0.3%
WD-40 Co.	3,400	143,956

Housewares & Specialties—1.2%
Jarden Corp.	13,500	480,195
Tupperware Brands Corp.	3,400	203,014
		683,209

Human Resource & Employment Services—0.0%*
Korn/Ferry International	900	20,043	(a)

Hypermarkets & Super Centers—0.0%*
Pricesmart Inc.	500	18,320

Industrial Machinery—4.7%
Actuant Corp.	2,600	75,400
Briggs & Stratton Corp.	1,502	34,020
CIRCOR International Inc.	300	14,106
CLARCOR Inc.	7,900	354,947
Columbus McKinnon Corp.	2,073	38,268	(a)
Flowserve Corp.	2,150	276,920
Harsco Corp.	4,000	141,160
IDEX Corp.	8,500	371,025
Kaydon Corp.	400	15,676
Lincoln Electric Holdings Inc.	662	50,259
Middleby Corp.	4,350	405,507	(a)
Mueller Industries Inc.	3,700	135,494
Nordson Corp.	3,375	388,328
Robbins & Myers Inc.	2,500	114,975
Tennant Co.	500	21,020
Timken Co.	5,450	285,035
Valmont Industries Inc.	371	38,721
		2,760,861

Industrial REITs—0.2%
DuPont Fabros Technology Inc.	2,184	52,962
First Potomac Realty Trust	2,819	44,399
		97,361

Insurance Brokers—0.6%
Arthur J Gallagher & Co.	5,100	155,091
Brown & Brown Inc.	8,500	219,300
		374,391

Internet Software & Services—1.1%
Ancestry.com Inc.	600	21,270	(a)
comScore Inc.	8,500	250,835	(a)
Constant Contact Inc.	5,100	177,990	(a)
Infospace Inc.	2,500	21,650	(a)
Liquidity Services Inc.	1,000	17,860	(a)
LogMeIn Inc.	3,100	130,696	(a)
		620,301

Investment Banking & Brokerage—1.2%
BGC Partners Inc.	2,417	22,454
GFI Group Inc.	23,800	119,476
Piper Jaffray companies	1,424	58,996	(a)
Raymond James Financial Inc.	11,400	435,936
Stifel Financial Corp.	917	65,831	(a)
		702,693

IT Consulting & Other Services—0.0%*
Unisys Corp.	500	15,610	(a)

Leisure Products—0.8%
Polaris Industries Inc.	5,301	461,293

Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	2,175	28,536
Delphi Financial Group Inc.	1,219	37,435
		65,971

Life Sciences Tools & Services—2.3%
Bio-Rad Laboratories Inc.	2,500	300,350	(a)
Bruker Corp.	22,285	464,642	(a)
ICON PLC ADR	10,300	222,377	(a)
Luminex Corp.	8,428	158,109	(a)
Techne Corp.	2,300	164,680
		1,310,158

Managed Healthcare—1.5%
AMERIGROUP Corp.	550	35,337	(a)
Centene Corp.	13,200	435,336	(a)
Metropolitan Health Networks Inc.	2,886	13,651	(a)
Molina Healthcare Inc.	10,150	406,000	(a)
		890,324

Marine—0.1%
Genco Shipping & Trading Ltd.	2,625	28,271	(a)

Metal & Glass Containers—1.1%
AEP Industries Inc.	1,192	35,426	(a)
Aptargroup Inc.	6,800	340,884
Myers Industries Inc.	1,998	19,840
Silgan Holdings Inc.	6,800	259,352
		655,502

Multi-Line Insurance—0.9%
HCC Insurance Holdings Inc.	14,800	463,388
Horace Mann Educators Corp.	1,760	29,568
		492,956

Multi-Sector Holdings—0.0%*
Compass Diversified Holdings	1,083	15,963

Multi-Utilities—1.0%
Avista Corp.	2,754	63,700
Black Hills Corp.	1,623	54,273
OGE Energy Corp.	8,700	439,872
		557,845

Office Electronics—0.4%
Zebra Technologies Corp.	5,500	215,820	(a)

Office REITs—1.4%
BioMed Realty Trust Inc.	20,063	381,598
Digital Realty Trust Inc.	7,200	418,608
Highwoods Properties Inc.	551	19,291
Lexington Realty Trust	2,136	19,972
		839,469

Office Services & Supplies—0.3%
Herman Miller Inc.	3,080	84,669
Kimball International Inc.	1,740	12,180
Knoll Inc.	1,458	30,560
Steelcase Inc.	1,800	20,484
		147,893

Oil & Gas Drilling—0.5%
Pioneer Drilling Co.	20,000	276,000	(a)

Oil & Gas Equipment & Services—2.3%
Dawson Geophysical Co.	1,709	74,991	(a)
Dril-Quip Inc.	1,580	124,867	(a)
Hornbeck Offshore Services Inc.	618	19,065	(a)
Oil States International Inc.	7,484	569,832	(a)
RPC Inc.	600	15,192
Superior Energy Services Inc.	8,500	348,500	(a)
Tetra Technologies Inc.	13,500	207,900	(a)
		1,360,347

Oil & Gas Exploration & Production—3.4%
Bill Barrett Corp.	1,094	43,662	(a)
Brigham Exploration Co.	5,150	191,477	(a)
Carrizo Oil & Gas Inc.	803	29,655	(a)
Clayton Williams Energy Inc.	200	21,140	(a)
Contango Oil & Gas Co.	300	18,972	(a)
Energy XXI Bermuda Ltd.	700	23,870	(a)
GMX Resources Inc.	5,389	33,250	(a)
Gulfport Energy Corp.	6,100	220,515	(a)
Northern Oil and Gas Inc.	3,400	90,780	(a)
Oasis Petroleum Inc.	5,500	173,910	(a)
Petroleum Development Corp.	1,187	56,988	(a)
Resolute Energy Corp.	9,300	168,702	(a)
Rosetta Resources Inc.	3,900	185,406	(a)
SandRidge Energy Inc.	17,000	217,600	(a)
SM Energy Co.	6,100	452,559
Stone Energy Corp.	900	30,033	(a)
Vaalco Energy Inc.	1,810	14,046	(a)
Venoco Inc.	800	13,672	(a)
		1,986,237

Oil & Gas Refining & Marketing—0.1%
Holly Corp.	400	24,304
Western Refining Inc.	1,692	28,679	(a)
		52,983

Oil & Gas Storage & Transportation—0.0%*
Frontline Limited Bermuda	800	19,816

Packaged Foods & Meats—2.9%
Flowers Foods Inc.	11,900	324,037
Lancaster Colony Corp.	5,100	309,060
Sanderson Farms Inc.	385	17,679
Smart Balance Inc.	15,300	70,227	(a)
Smithfield Foods Inc.	20,675	497,441	(a)
Snyders-Lance Inc.	11,900	236,215
TreeHouse Foods Inc.	4,400	250,228	(a)
		1,704,887

Paper Packaging—0.8%
Packaging Corporation of America	15,100	436,239
Rock-Tenn Co.	350	24,272
		460,511

Paper Products—0.1%
Clearwater Paper Corp.	200	16,280	(a)
Neenah Paper Inc.	953	20,937
		37,217

Personal Products—0.2%
Alberto-Culver Co.	3,400	126,718
Revlon Inc.	900	14,283	(a)
		141,001

Pharmaceuticals—0.2%
Auxilium Pharmaceuticals Inc.	800	17,176	(a)
Hi-Tech Pharmacal Company Inc.	1,943	39,113	(a)
Par Pharmaceutical Companies Inc.	1,461	45,408	(a)
The Medicines Co.	1,150	18,733	(a)
		120,430

Precious Metals & Minerals—0.1%
Coeur d’Alene Mines Corp.	800	27,824	(a)
Stillwater Mining Co.	1,000	22,930	(a)
		50,754

Property & Casualty Insurance—2.1%
Alleghany Corp.	357	118,160	(a)
Allied World Assurance Company Holdings Ltd.	5,100	319,719
American Safety Insurance Holdings Ltd.	2,094	44,874	(a)
Argo Group International Holdings Ltd.	4,118	136,059
Aspen Insurance Holdings Ltd.	9,300	256,308
National Interstate Corp.	1,700	35,445
The Navigators Group Inc.	5,100	262,650	(a)
Tower Group Inc.	1,761	42,317
		1,215,532

Publishing—1.4%
John Wiley & Sons Inc.	10,000	508,400
Morningstar Inc.	4,700	274,386
Valassis Communications Inc.	400	11,656	(a)
		794,442

Rail roads—0.8%
Genesee & Wyoming Inc.	8,260	480,732	(a)

Regional Banks—3.6%
BancorpSouth Inc.	1,839	28,413
Bank of the Ozarks Inc.	990	43,273
Banner Corp.	7,741	18,346
Camden National Corp.	414	14,175
Cardinal Financial Corp.	1,136	13,246
CoBiz Financial Inc.	1,801	12,517
Cullen Frost Bankers Inc.	4,640	273,853
East West Bancorp Inc.	2,870	63,025
First Horizon National Corp.	2,191	24,561
Fulton Financial Corp.	8,400	93,324
Glacier Bancorp Inc.	911	13,711
Great Southern Bancorp Inc.	590	12,656
Home Bancshares Inc.	682	15,516
Iberiabank Corp.	1,068	64,219
Lakeland Financial Corp.	1,095	24,835
Old National Bancorp	1,873	20,079
PacWest BanCorp.	1,981	43,087
Peoples Bancorp Inc.	760	9,135
Prosperity Bancshares Inc.	7,693	329,030
Sandy Spring Bancorp Inc.	1,124	20,749
Southwest Bancorp Inc.	2,519	35,745
Susquehanna Bancshares Inc.	3,135	29,312
SVB Financial Group	5,300	301,729	(a)
UMB Financial Corp.	8,500	317,518
Umpqua Holdings Corp.	3,996	45,714
Westamerica Bancorp.	3,300	169,521
Whitney Holding Corp.	2,155	29,351
Wintrust Financial Corp.	906	33,296
		2,099,936

Reinsurance—0.0%*
Maiden Holdings Ltd.	3,233	24,215

Research & Consulting Services—0.5%
CoStar Group Inc.	3,400	213,112	(a)
Resources Connection Inc.	4,050	78,529
		291,641

Residential REITs—0.1%
Equity Lifestyle Properties Inc.	300	17,295
Mid-America Apartment Communities Inc.	701	45,004
		62,299

Restaurants—0.9%
Cracker Barrel Old Country Store Inc.	8,300	407,862
Domino’s Pizza Inc.	850	15,665	(a)
Einstein Noah Restaurant Group Inc.	1,050	17,094
Wendy’s Arby’s Group Inc.	17,100	86,013
		526,634

Retail REITs—0.0%*
Agree Realty Corp.	137	3,076
Saul Centers Inc.	400	17,820
		20,896

Security & Alarm Services—0.4%
The Brink’s Company	7,325	242,531

Semiconductor Equipment—0.9%
MKS Instruments Inc.	1,534	51,082
Rudolph Technologies Inc.	27,900	305,226	(a)
Varian Semiconductor Equipment Associates Inc.	3,950	192,246	(a)
		548,554

Semiconductors—1.5%
Alpha & Omega Semiconductor Ltd.	1,600	20,304	(a)
Diodes Inc.	2,052	69,891	(a)
Fairchild Semiconductor International Inc.	3,551	64,628	(a)
Integrated Device Technology Inc.	6,184	45,576	(a)
IXYS Corp.	1,359	18,251	(a)
Lattice Semiconductor Corp.	3,109	18,343	(a)
Microsemi Corp.	13,300	275,443	(a)
Pericom Semiconductor Corp.	2,061	21,373	(a)
RF Micro Devices Inc.	5,785	37,082	(a)
Semtech Corp.	8,930	223,429	(a)
Standard Microsystems Corp.	2,258	55,682	(a)
SunPower Corp.	1,300	22,282	(a)
		872,284

Soft Drinks—0.1%
Coca-Cola Bottling Company Consolidated	300	20,052
National Beverage Corp.	1,000	13,730
		33,782

Specialized Consumer Services—0.3%
Matthews International Corp.	4,000	154,200
Sotheby’s	400	21,040
		175,240

Specialized Finance—0.1%
NewStar Financial Inc.	4,116	44,947	(a)

Specialized REITs—1.4%
DiamondRock Hospitality Co.	3,618	40,413
Healthcare Realty Trust Inc.	13,600	308,720
Hersha Hospitality Trust	4,511	26,795
National Health Investors Inc.	667	31,963
Omega Healthcare Investors Inc.	14,500	323,930
Sabra Healthcare REIT Inc.	3,366	59,275
		791,096

Specialty Chemicals—2.4%
Arch Chemicals Inc.	11,400	474,126
Ferro Corp.	1,200	19,908	(a)
HB Fuller Co.	2,728	58,597
Minerals Technologies Inc.	300	20,556
Omnova Solutions Inc.	1,912	15,047	(a)
PolyOne Corp.	1,450	20,604
Quaker Chemical Corp.	479	19,241
Sensient Technologies Corp.	20,219	724,649
Stepan Co.	589	42,703
WR Grace & Co.	400	15,316	(a)
		1,410,747

Specialty Stores—0.9%
Cabela’s Inc.	586	14,656	(a)
Tractor Supply Co.	7,625	456,433
Ulta Salon Cosmetics & Fragrance Inc.	750	36,097	(a)
		507,186

Steel—0.7%
Carpenter Technology Corp.	2,016	86,103
Commercial Metals Co.	17,530	302,743
		388,846

Systems Software—1.6%
Ariba Inc.	3,400	116,076	(a)
Fortinet Inc.	500	22,000	(a)
MICROS Systems Inc.	9,200	454,756	(a)
Progress Software Corp.	9,346	271,875	(a)
Sourcefire Inc.	3,400	93,534	(a)
		958,241

Technology Distributors—0.2%
Insight Enterprises Inc.	1,050	17,881	(a)
Scansource Inc.	1,309	49,729	(a)
Tech Data Corp.	1,192	60,625	(a)
		128,235

Thrifts & Mortgage Finance—0.3%
BankUnited Inc.	1,504	43,180
Capitol Federal Financial Inc.	1,600	18,032
Northwest Bancshares Inc.	3,733	46,812
Washington Federal Inc.	2,752	47,720
		155,744

Tires & Rubber—0.2%
Cooper Tire & Rubber Co.	3,711	95,558

Trading Companies & Distributors—0.9%
Applied Industrial Technologies Inc.	10,000	332,600
DXP Enterprises Inc.	691	15,948	(a)
RSC Holdings Inc.	7,800	112,164	(a)
TAL International Group Inc.	600	21,762
Watsco Inc.	300	20,913
		503,387

Trucking—1.3%
Landstar System Inc.	5,900	269,512
Marten Transport Ltd.	2,090	46,607
Old Dominion Freight Line Inc.	12,150	426,344	(a)
		742,463

Total Common Stock		54,586,959
(Cost $43,001,936)

Other Investments—0.0%*
GEI Investment Fund		11	(k)
(Cost $11)

Total Investments in Securities		54,586,970
(Cost $43,001,947)

Short-Term Investments—6.8%
GE Institutional Money Market Fund Investment Class 0.15%		3,933,012	(d,k)
(Cost $3,933,012)

Total Investments		58,519,982
(Cost $46,934,959)

Liabilities in Excess of Other Assets, net—(0.4)%		(211,365)

NET ASSETS —100.0%		$58,308,617

Other Information

The Fund had the following long futures contracts open at March 31, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2011	2	$168,340	$9,044

GEI International Equity Fund

Schedule of Investments—March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Common Stock—97.9% †
Australia—2.2%
Brambles Ltd.	10,000	$73,218
Lynas Corporation Ltd.	61,956	144,162	(a)
Paladin Energy Ltd.	24,313	90,767	(a)
		308,147

Brazil—3.3%
Banco Santander Brasil S.A.	11,600	141,190
Petroleo Brasileiro S.A. ADR	4,893	173,897	(h)
Vale S.A. ADR	4,888	144,294
		459,381

Canada—4.9%
Canadian Natural Resources Ltd.	2,391	117,836
Kinross Gold Corp.	1,715	26,939
Potash Corporation of Saskatchewan Inc.	4,149	243,928
Research In Motion Ltd.	2,811	158,445	(a)
Suncor Energy Inc.	3,377	150,945
		698,093

China—2.0%
Baidu Inc. ADR	993	136,845	(a)
Bank of China Ltd.	163,998	91,295
CSR Corp Ltd.	57,549	58,894
		287,034

Denmark—0.6%
AP Moller - Maersk A/S	9	84,774

France—12.7%
Accor S.A.	1,067	48,007
AXA S.A.	9,738	203,764	(h)
BNP Paribas	4,812	352,430	(h)
Cap Gemini S.A.	2,217	128,945
Cie Generale d’Optique Essilor International S.A.	3,055	227,172
European Aeronautic Defence and Space Company N.V.	4,323	126,008
Safran S.A.	4,910	173,776
Schneider Electric S.A.	1,102	188,600
Total S.A.	1,750	106,676
Veolia Environnement S.A.	3,715	115,667
Vinci S.A.	2,065	129,218
		1,800,263

Germany—11.8%
Adidas AG	1,567	98,856
Bayer AG	1,441	111,735
Daimler AG	1,766	124,931
Deutsche Boerse AG	1,463	111,177
Fresenius SE & Company KGAA	1,423	131,805
Linde AG	1,785	282,313
Metro AG	3,020	206,634
SAP AG	2,053	125,859
Siemens AG	2,708	371,649
ThyssenKrupp AG	2,399	98,149
		1,663,108

Hong Kong—2.6%
AIA Group Ltd.	26,586	81,861	(a)
Esprit Holdings Ltd.	19,661	90,239
Hutchison Whampoa Ltd.	14,468	171,313
Wharf Holdings Ltd.	3,999	27,660
		371,073

India—1.6%
ICICI Bank Ltd.	2,526	63,100
Larsen & Toubro Ltd.	3,055	113,651
Power Grid Corporation of India Ltd.	18,567	42,051
		218,802

Italy—1.9%
ENI S.p.A.	2,063	50,735
UniCredit S.p.A.	86,001	212,845
		263,580

Japan—13.3%
Daikin Industries Ltd.	2,000	60,111
FANUC Corp.	900	136,716
Mitsubishi Corp.	5,000	139,298
Mitsubishi Estate Company Ltd. (REIT)	3,982	67,600
Mitsubishi UFJ Financial Group Inc.	16,990	78,718
Nomura Holdings Inc.	31,342	164,500
SMC Corp.	600	99,107
Softbank Corp.	4,300	172,249
Sony Financial Holdings Inc.	7,400	147,321
Sumitomo Realty & Development Company Ltd. (REIT)	6,000	120,463
Suzuki Motor Corp.	11,000	246,730
Taiyo Nippon Sanso Corp.	6,999	58,522
The Bank of Yokohama Ltd.	22,129	105,465
Toyota Motor Corp.	3,246	131,203
Unicharm Corp.	4,300	156,944
		1,884,947

Mexico—0.8%
America Movil SAB de C.V. ADR	1,999	116,142

Netherlands—3.5%
ING Groep N.V.	8,120	102,913
Koninklijke Ahold N.V.	4,453	59,831
Koninklijke Philips Electronics N.V.	7,476	239,290	(a)
Unilever N.V., CVA	3,129	98,243
		500,277

Russian Federation—0.5%
Mobile Telesystems OJSC ADR	3,545	75,260

Singapore—0.4%
United Overseas Bank Ltd.	4,000	59,659

South Africa—0.5%
MTN Group Ltd.	3,631	73,362

South Korea—1.5%
Hyundai Motor Company	80	14,805
Samsung Electronics Company Ltd.	130	110,452
Samsung Electronics Company Ltd. GDR	218	92,890
		218,147

Spain—2.7%
Banco Santander S.A.	20,533	238,702	(h)
Telefonica S.A.	5,873	147,227
		385,929

Sweden—0.8%
Telefonaktiebolaget LM Ericsson	8,734	112,699

Switzerland—6.7%
Credit Suisse Group AG	4,289	182,980
Nestle S.A.	5,415	311,636
Novartis AG	2,889	157,326
Syngenta AG	647	211,105
Zurich Financial Services AG	278	78,126
		941,173

Taiwan—2.7%
Delta Electronics Inc.	32,000	126,775
Taiwan Semiconductor Manufacturing Company Ltd.	96,634	232,002
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,330	16,199
		374,976

United Kingdom—20.9%
Autonomy Corporation PLC	3,828	97,502	(a)
BG Group PLC	5,834	145,043
BHP Billiton PLC	8,054	317,590	(h)
Diageo PLC	5,421	102,972
G4S PLC	16,398	67,132
G4S PLC	3,023	12,434
HSBC Holdings PLC	33,810	347,395
International Consolidated Airlines Group S.A.	8,139	29,615	(a)
Lloyds Banking Group PLC	165,523	154,127	(a,h)
National Grid PLC	20,346	193,725
Prudential PLC	19,518	221,038	(h)
Reckitt Benckiser Group PLC	3,280	168,351
Rio Tinto PLC	5,455	382,904
Royal Dutch Shell PLC	10,057	364,976
Tesco PLC	20,692	126,371
The Capita Group PLC	6,551	78,022
Vodafone Group PLC	51,120	144,629	(h)
		2,953,826

Total Common Stock		13,850,652
(Cost $11,880,055)
Preferred Stock—1.4%
Volkswagen AG	1,225	198,960
(Cost $126,565)

Other Investments—0.1%
GEI Investment Fund		11,119	(k)
(Cost $10,901)
Total Investments in Securities		14,060,731
(Cost $12,017,521)

Short-Term Investments—0.7%
GE Institutional Money Market Fund Investment Class
0.15%		94,984	(d,k)
(Cost $94,984)

Total Investments		14,155,715
(Cost $12,112,505)

Liabilities in Excess of Other Assets, net—(0.1)%		(8,146)

NET ASSETS—100.0%		$14,147,569

Other Information

The Fund had the following short futures contracts open at March 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
EURO Stoxx 50 Index Futures	June 2011	2	$(80,718)	$(1,246)
FTSE 100 Index Futures	June 2011	1	(94,326)	(229)

				$(1,475)

The Fund was invested in the following categories at March 31, 2011 (unaudited):

Industry	Percentage (based on Fair Value)
Diversified Financial Services	13.02%
Integrated Oil & Gas	7.01%
Diversified Metals & Mining	5.97%
Industrial Conglomerates	5.52%
Automobile Manufacturers	5.06%
Wireless Telecommunication Services	4.11%
Fertilizers & Agricultural Chemicals	3.21%
Semiconductors	3.19%
Life & Health Insurance	3.18%
Packaged Foods & Meats	2.90%
Industrial Gases	2.41%
Household Products	2.30%
Multi-Utilities	2.19%
Aerospace & Defense	2.12%
Multi-Line Insurance	1.99%
Communications Equipment	1.92%
Pharmaceuticals	1.90%
Construction & Engineering	1.71%
Steel	1.71%
Industrial Machinery	1.67%
Healthcare Supplies	1.60%
Application Software	1.58%
Diversified Real Estate Activities	1.52%
Hypermarkets & Super Centers	1.46%
Electrical Components & Equipment	1.33%
Food Retail	1.32%
Diversified Capital Markets	1.29%
Investment Banking & Brokerage	1.16%
Integrated Telecommunication Services	1.04%
Trading Companies & Distributors	0.98%
Internet Software & Services	0.97%
Healthcare Services	0.93%
IT Consulting & Other Services	0.91%
Electronic Components	0.89%
Oil & Gas Exploration & Production	0.83%
Specialized Finance	0.79%
Regional Banks	0.75%
Distillers & Vintners	0.73%
Apparel, Accessories & Luxury Goods	0.70%
Apparel Retail	0.64%
Coal & Consumable Fuels	0.64%
Marine	0.60%

Security & Alarm Services	0.56%
Human Resource & Employment Services	0.55%
Diversified Support Services	0.52%
Building products	0.42%
Construction & Farm Machinery & Heavy Trucks	0.41%
Hotels, Resorts & Cruise Lines	0.34%
Electric Utilities	0.30%
Airlines	0.21%
Gold	0.19%

99.25%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	0.67%
Other Investments	0.08%

0.75%

100.00%

GEI Income Fund

Schedule of Investments—March 31, 2011 (unaudited)

		Principal Amount	Fair Value
Bonds and Notes —98.9%†
U.S. Treasuries—25.1%
U.S. Treasury Bonds
3.88%	08/15/40	$3,065,100	$2,742,786	(h)
4.25%	11/15/40	1,725,700	1,650,470	(h)
U.S. Treasury Notes
0.67%	12/31/12	49,100	49,058	(d)
2.13%	02/29/16	2,975,000	2,965,703
2.63%	11/15/20	6,358,100	5,932,902	(h)
3.63%	02/15/21	47,000	47,668
			13,388,587

Federal Agencies—0.1%
Federal Home Loan Mortgage Corp.
8.25%	06/01/26	60,000	79,895	(h,j)
Agency Mortgage Backed—29.2%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 -02/01/35	30,859	31,610	(h)
5.00%	07/01/35 -08/01/40	946,322	990,320	(h)
5.50%	05/01/20 -01/01/38	283,367	306,679	(h)
6.00%	04/01/17 -11/01/37	632,058	694,876	(h)
6.50%	02/01/29	303	343	(h)
7.00%	10/01/16 -08/01/36	83,768	95,989	(h)
7.50%	09/01/12 -09/01/33	15,923	18,341	(h)
8.00%	11/01/30	16,170	19,105	(h)
8.50%	04/01/30 - 05/01/30	20,362	24,287	(h)
5.50%	TBA	180,000	191,981	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	126,153	131,987	(h)
4.50%	05/01/18 - 10/01/40	1,747,985	1,796,237	(h)
5.00%	03/01/34 - 11/01/40	1,442,030	1,513,288	(h)
5.32%	03/01/37	2,701	2,728	(i)
5.50%	12/01/13 - 01/01/39	1,883,386	2,028,302	(h)
5.53%	04/01/37	4,308	4,584	(i)
6.00%	06/01/14 - 07/01/35	1,226,841	1,350,830	(h)
6.50%	07/01/17 - 08/01/34	167,563	188,055	(h)
7.00%	03/01/15 - 02/01/34	63,938	72,308	(h)
7.50%	08/01/13 - 03/01/34	93,423	107,970	(h)
8.00%	12/01/12 - 11/01/33	69,148	80,548	(h)
8.50%	05/01/31	4,006	4,708	(h)
9.00%	04/01/16 - 12/01/22	8,405	9,312	(h)
4.50%	TBA	1,425,000	1,450,160	(c)
5.00%	TBA	547,000	581,102	(c)
Government National Mortgage Assoc.
2.13%	12/20/24	2,646	2,730	(h,i)
3.38%	02/20/23 - 02/20/26	9,276	9,664	(h,i)
4.50%	08/15/33 - 09/15/34	203,141	211,096	(h)
6.00%	04/15/27 - 09/15/36	291,401	322,857	(h)
6.50%	04/15/19 - 08/15/36	242,871	275,876	(h)
7.00%	03/15/12 - 10/15/36	157,351	181,336	(h)
7.50%	11/15/31 - 10/15/33	4,803	5,611	(h)
8.00%	12/15/29	2,613	3,077	(h)
8.50%	10/15/17	10,016	11,325	(h)
9.00%	11/15/16 - 12/15/21	27,598	31,269	(h)
4.50%	TBA	2,750,000	2,831,639	(c)
			15,582,130

Agency Collateralized Mortgage Obligations—4.0%
Fannie Mae Whole Loan
0.98%	08/25/43	290,582	8,431	(g,h,p)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,107,181	9,586	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC
5.00%	05/15/38	79,962	83,167
5.50%	04/15/17	30,967	784	(g,h,p)
6.35%	08/15/25	226,077	40,024	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	18,923	1,028	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	7,671	1,716	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	173,185	42,558	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	128,057	11,162	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	19,902	1,346	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	7,716	79	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	10,919	222	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	80,973	7,651	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	67,889	4,101	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	13,131	398	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	3,557	3,557	(d,f)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	3,745	773	(g,h,p)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	74,072	15,820	(g,h,p)
Federal Home Loan Mortgage STRIPS
4.00%	08/01/27	1,004	845	(d,f)
Federal National Mortgage Assoc. (Class 1IO2)
1.09%	11/25/33	128,213	5,699	(g,p)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	79,859	82,782
5.00%	09/25/40	280,898	45,239	(g,p)
5.75%	07/25/38	129,447	15,519	(g,p)
Federal National Mortgage Assoc. REMIC (Class 109J)
7.00%	09/25/20	505	546	(h)
Federal National Mortgage Assoc. REMIC (Class B)
2.86%	12/25/22	235	215	(d,f)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	165,120	179,934	(h)
Federal National Mortgage Assoc. REMIC (Class CS)
7.45%	08/25/16	13,741	113	(g,h,p)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	76,762	77,091
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
8.00%	05/25/22	5	123	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	43,949	2,666	(g,h,p)
7.25%	05/25/18	335,156	40,048	(g,h,p)

Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	40,951	3,582	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	117,181	12,450	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	67,878	1,805	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	12,513	464	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.06%	03/25/31	161,711	186,984	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	64,375	66,453
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	53,880	10,723	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	115,921	26,267	(g,h,p)
5.00%	03/25/38	90,539	16,886	(g,h,p)
5.50%	12/01/33	46,632	10,126	(g,h,p)
7.50%	11/01/23	23,276	4,109	(g,h,p)
8.00%	08/01/23 - 07/01/24	8,104	1,830	(g,h,p)
8.50%	07/25/22	359	72	(g,h,p)
9.00%	05/25/22	238	43	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.80%	12/01/34	171,983	147,326	(d,f)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	207,372	38,882	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	148,800	27,900	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	88,651	15,311	(g,h,p)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	785,126	138,454	(g,p)
4.50%	11/20/39	106,655	103,424
5.00%	10/20/37 - 09/20/38	381,405	61,631	(g,h,p)
5.90%	02/20/38	320,455	46,998	(g,i,p)
6.25%	01/16/39	391,409	63,696	(g,p)
6.25%	04/20/39	2,636	348	(g,i,p)
6.33%	06/20/40	881,524	153,665	(g,p)
6.35%	08/20/40	520,632	95,304	(g,i,p)
6.40%	06/20/40	910,653	153,411	(g,p)
Government National Mortgage Assoc. (Class IC)
6.00%	04/16/37	152,533	23,984	(g,h,p)
Vendee Mortgage Trust
0.38%	04/15/40	456,790	9,867	(g,p)
Vendee Mortgage Trust (Class 2003)
0.85%	05/15/33	178,169	6,414	(g,h,p)
			2,111,632
Asset Backed—3.0%
Bear Stearns Asset Backed Securities Trust (Class 2A2)
17.95%	02/25/36	416,206	396,182	(d,h)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IB)
5.75%	11/25/34	20,391	11,802	(h,o)
Chase Funding Mortgage Loan Asset-Backed Certificates (Class IIA2)
4.07%	02/25/33	18,919	16,320	(d,h)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	60,000	52,001
Countrywide Asset-Backed Certificates
1.11%	05/25/33	8,549	7,122	(h)

Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	624,783	595,424	(h)
Mid-State Trust (Class A3)
7.54%	07/01/35	1,806	1,826	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	50,000	42,980
Residential Asset Mortgage Products Inc. (Class A2)
5.89%	06/25/32	19,766	16,531	(d,h)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
30.55%	07/25/32	3,869	2,145	(d,h)
Saxon Asset Securities Trust
5.23%	08/25/35	454,121	435,436	(h)
			1,577,769
Corporate Notes—28.5%
ABN Amro Bank N.V.
3.00%	01/31/14	200,000	199,645	(b)
AES El Salvador Trust
6.75%	02/01/16	100,000	98,500	(b)
AES Panama S.A.
6.35%	12/21/16	40,000	42,540	(b)
Agilent Technologies Inc.
5.50%	09/14/15	46,000	50,029
Alcoa Inc.
6.15%	08/15/20	45,000	47,553
Allergan Inc.
3.38%	09/15/20	130,000	121,707
Alliance One International Inc.
10.00%	07/15/16	95,000	96,306
Ameren Illinois Co.
9.75%	11/15/18	98,000	126,410
American International Group Inc.
5.85%	01/16/18	33,000	34,374
American Tower Corp.
4.50%	01/15/18	89,000	87,406
Amsted Industries Inc.
8.13%	03/15/18	74,000	78,903	(b)
Anadarko Petroleum Corp.
5.95%	09/15/16	40,000	43,495
6.20%	03/15/40	200,000	193,219
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	96,000	99,330
5.38%	11/15/14	89,000	98,076
ArcelorMittal
3.75%	03/01/16	43,000	42,921
5.50%	03/01/21	123,000	121,205
Archer-Daniels-Midland Co.
5.77%	03/01/41	174,000	178,154
Arizona Public Service Co.
6.25%	08/01/16	165,000	186,158	(h)
AT&T Inc.
6.40%	05/15/38	148,000	151,104	(h)
6.70%	11/15/13	108,000	121,569	(h)
Banco de Credito del Peru
4.75%	03/16/16	32,000	31,520	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	14,000	14,000	(i)
BanColombia S.A.
6.13%	07/26/20	10,000	10,000

Bank of America Corp.
4.50%	04/01/15	125,000	129,801
5.63%	07/01/20	215,000	220,735
6.50%	08/01/16	105,000	116,196
BE Aerospace Inc.
8.50%	07/01/18	10,000	11,075	(h)
Boise Paper Holdings LLC
8.00%	04/01/20	55,000	59,400
Bombardier Inc.
7.75%	03/15/20	52,000	56,485	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	32,000	32,179
4.50%	10/01/20	32,000	31,755
Calpine Corp.
7.25%	10/15/17	25,000	26,000	(b)
Capex S.A.
10.00%	03/10/18	11,000	10,780	(b)
Cargill Inc.
5.20%	01/22/13	162,000	173,034	(b,h)
6.00%	11/27/17	63,000	70,590	(b)
CBS Corp.
5.75%	04/15/20	105,000	111,054
CCO Holdings LLC
7.88%	04/30/18	32,000	34,000
8.13%	04/30/20	40,000	43,500
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	75,546	(b)
CenturyLink Inc. (Series G)
6.88%	01/15/28	43,000	43,451
CFG Investment SAC
9.25%	12/19/13	100,000	105,000	(h)
Chesapeake Energy Corp.
7.25%	12/15/18	17,000	18,998
Chubb Corp.
6.38%	03/29/67	34,000	35,785	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	122,000	122,915	(h)
Citigroup Inc.
5.00%	09/15/14	171,000	178,559
5.13%	05/05/14	66,000	70,375	(h)
6.13%	11/21/17	33,000	35,959
6.38%	08/12/14	137,000	151,445	(h)
CNA Financial Corp.
5.75%	08/15/21	88,000	90,096
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	74,000	87,275
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	45,000	50,898
Corp Nacional del Cobre de Chile
3.75%	11/04/20	100,000	93,515	(b)
5.63%	09/21/35	14,000	14,351	(b)
COX Communications Inc.
6.25%	06/01/18	83,000	92,547	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100,000	101,119
Crown Castle Towers LLC
4.88%	08/15/20	100,000	100,067	(b)
6.11%	01/15/40	66,000	71,534	(b)

CVS Caremark Corp.
3.25%	05/18/15	70,000	71,107
5.75%	06/01/17	38,000	41,857
6.13%	09/15/39	42,000	42,768
Denbury Resources Inc.
8.25%	02/15/20	66,000	73,755
DirecTV Holdings LLC
3.55%	03/15/15	62,000	63,349
4.75%	10/01/14	70,000	75,374
5.88%	10/01/19	76,000	82,169
Drummond Company Inc.
9.00%	10/15/14	67,000	71,020	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	31,000	34,156
El Paso Corp.
8.05%	10/15/30	67,000	76,229
European Investment Bank
4.88%	01/17/17	200,000	221,547	(h)
Exelon Corp.
4.90%	06/15/15	100,000	105,090
First Horizon National Corp.
5.38%	12/15/15	94,000	98,209
FPL Group Capital Inc.
2.60%	09/01/15	131,000	127,366
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	10,000	9,688	(b)
Frontier Communications Corp.
7.13%	03/15/19	53,000	53,795
Georgia-Pacific LLC
5.40%	11/01/20	35,000	34,562	(b)
Goldman Sachs Capital I
6.35%	02/15/34	64,000	61,498
Hanesbrands Inc.
6.38%	12/15/20	67,000	65,325
HCA Inc.
9.25%	11/15/16	74,000	79,643	(h)
HCP Inc. (REIT)
3.75%	02/01/16	25,000	25,126
5.38%	02/01/21	62,000	62,613
Hess Corp.
5.60%	02/15/41	66,000	63,052
Home Depot Inc.
4.40%	04/01/21	61,000	60,902
5.95%	04/01/41	24,000	23,933
HSBC Finance Corp.
6.68%	01/15/21	259,000	268,838	(b)
Huntington BancShares Inc.
7.00%	12/15/20	44,000	48,576
ING Bank N.V.
4.00%	03/15/16	200,000	199,721	(b)
Ingles Markets Inc.
8.88%	05/15/17	140,000	150,325
Intergas Finance BV
6.38%	05/14/17	100,000	106,000	(b,h)
Inversiones CMPC S.A.
4.75%	01/19/18	11,000	10,823	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	33,000	33,169	(h)
JPMorgan Chase & Co.
5.13%	09/15/14	20,000	21,466	(h)

Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	100,000	100,500
KeyCorp.
5.10%	03/24/21	61,000	60,623
Korea Development Bank
3.25%	03/09/16	100,000	98,072
Kraft Foods Inc.
4.13%	02/09/16	64,000	66,402
5.38%	02/10/20	155,000	163,641	(h)
6.50%	02/09/40	127,000	135,647
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	90,000	95,218	(h)
4.13%	10/15/14	57,000	61,946	(h)
4.50%	07/16/18	156,000	168,640	(h)
Lincoln National Corp.
6.25%	02/15/20	34,000	37,480	(h)
8.75%	07/01/19	79,000	100,035	(h)
Majapahit Holding BV
7.25%	10/17/11	100,000	102,750	(b,h)
Merrill Lynch & Company Inc.
6.05%	08/15/12	75,000	79,704	(h)
6.88%	04/25/18	110,000	122,176	(h)
MetroPCS Wireless Inc.
6.63%	11/15/20	38,000	37,953
Midamerican Energy Holdings Co.
6.13%	04/01/36	115,000	121,977	(h)
Morgan Stanley
5.50%	01/26/20	100,000	100,435	(h)
5.63%	09/23/19	125,000	127,667	(h)
6.00%	04/28/15	67,000	72,970	(h)
Morgan Stanley (Series F)
6.63%	04/01/18	100,000	109,912	(h)
Mylan Inc.
7.88%	07/15/20	64,000	69,600	(b,h)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	110,000
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	101,601	(b)
National Power Corp.
4.56%	08/23/11	33,000	33,270	(i)
Nationwide Mutual Insurance Co.
6.60%	04/15/34	31,000	28,694	(b)
7.88%	04/01/33	27,000	28,656	(b)
9.38%	08/15/39	12,000	14,593	(b)
News America Inc.
4.50%	02/15/21	106,000	103,852	(b)
6.65%	11/15/37	96,000	100,684
Nisource Finance Corp.
6.13%	03/01/22	62,000	67,464
Noble Holding International Ltd.
3.05%	03/01/16	92,000	91,207
Oglethorpe Power Corp.
5.38%	11/01/40	64,000	60,018
Pacific Gas & Electric Co.
5.80%	03/01/37	105,000	106,150
6.05%	03/01/34	52,000	54,186
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	114,250	(b)

PacifiCorp
6.25%	10/15/37	2,000	2,212
PAETEC Holding Corp.
8.88%	06/30/17	46,000	49,565
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	32,000	31,952
Petrobras International Finance Co.
3.88%	01/27/16	56,000	56,374
Petroleos de Venezuela S.A.
8.37%	07/10/11	10,000	9,775	(d)
Petroleos Mexicanos
4.88%	03/15/15	100,000	106,500
6.00%	03/05/20	30,000	31,845
8.00%	05/03/19	10,000	12,010
Pioneer Natural Resources Co.
7.50%	01/15/20	58,000	65,321
Plains All American Pipeline LP
5.00%	02/01/21	94,000	94,279
Plains All American Pipeline LP Corp.
3.95%	09/15/15	68,000	70,125
Protective Life Corp.
8.45%	10/15/39	108,000	120,467
Prudential Financial Inc.
3.88%	01/14/15	100,000	103,401
5.40%	06/13/35	40,000	37,437
QVC Inc.
7.50%	10/01/19	78,000	81,900	(b)
RailAmerica Inc.
9.25%	07/01/17	76,000	84,075
Republic Services Inc.
5.25%	11/15/21	64,000	66,999
5.50%	09/15/19	44,000	47,209
Reynolds Group Issuer Inc.
7.75%	10/15/16	167,000	176,603	(b)
Roche Holdings Inc.
6.00%	03/01/19	76,000	86,144	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	79,000	78,530	(b)
Southern Copper Corp.
5.38%	04/16/20	86,000	87,419
6.75%	04/16/40	77,000	77,399
Telecom Italia Capital S.A.
5.25%	10/01/15	62,000	64,174
6.00%	09/30/34	74,000	66,959
Telefonica Emisiones SAU
3.73%	04/27/15	76,000	76,707
3.99%	02/16/16	61,000	61,295
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	132,000	133,290
Textron Inc.
6.20%	03/15/15	82,000	89,495
The AES Corp.
8.00%	10/15/17	66,000	70,950
The Goldman Sachs Group Inc.
3.63%	02/07/16	81,000	80,235
3.70%	08/01/15	55,000	55,406
5.38%	03/15/20	120,000	121,840
6.25%	02/01/41	58,000	57,760
6.75%	10/01/37	32,000	32,276

The Potomac Edison Co.
5.35%	11/15/14	95,000	102,885	(h)
Time Warner Cable Inc.
6.75%	07/01/18	58,000	65,889
7.50%	04/01/14	31,000	35,533
Time Warner Inc.
3.15%	07/15/15	121,000	122,542
5.88%	11/15/16	83,000	92,598
6.20%	03/15/40	68,000	67,383
TNK-BP Finance S.A.
7.25%	02/02/20	15,000	16,500	(b)
Transocean Inc.
6.00%	03/15/18	20,000	21,594
6.80%	03/15/38	13,000	13,666
UnitedHealth Group Inc.
5.80%	03/15/36	48,000	47,685
Valero Energy Corp.
6.13%	02/01/20	64,000	69,220	(h)
Verizon Communications Inc.
5.50%	02/15/18	56,000	61,050
6.40%	02/15/38	70,000	73,341
Visteon Corp.
6.75%	04/15/19	32,000	32,000
Votorantim Cimentos S.A.
7.25%	04/05/41	200,000	198,790
WEA Finance LLC (REIT)
6.75%	09/02/19	131,000	150,312	(b,h)
7.50%	06/02/14	34,000	38,917	(b,h)
Weatherford International Inc.
6.35%	06/15/17	68,000	75,152
Weatherford International Limited Bermuda
6.75%	09/15/40	113,000	117,134	(h)
Wells Fargo & Co.
3.68%	06/15/16	92,000	92,544
Williams Partners LP
5.25%	03/15/20	99,000	103,274
Willis Group Holdings PLC
4.13%	03/15/16	75,000	74,614
Windstream Corp.
7.75%	10/01/21	53,000	53,861	(b)
7.88%	11/01/17	91,000	97,598	(h)
Woodside Finance Ltd.
4.50%	11/10/14	165,000	174,758	(b,h)
Wyeth
5.50%	03/15/13	65,000	70,451	(h)
Wynn Las Vegas LLC
7.88%	05/01/20	50,000	53,375
Xstrata Finance Canada Ltd.
5.80%	11/15/16	62,873	69,636	(b,h)
			15,231,397

Non-Agency Collateralized Mortgage Obligations—6.8%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	60,000	61,409
5.73%	07/10/46	50,000	44,671
5.74%	02/10/51	110,000	118,883
6.20%	02/10/51	60,000	66,306	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	60,000	64,627
Banc of America Commercial Mortgage Inc. (Class B)
5.04%	07/10/43	100,000	102,991	(i)
Banc of America Funding Corp. (Class B1)
4.55%	03/20/36	28,587	128	(h,o)
Banc of America Mortgage Securities Inc. (Class B1)
4.43%	01/25/36	48,707	3,246	(h,o)
Bear Stearns Commercial Mortgage Securities
5.76%	09/11/38	110,000	113,408	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.52%	04/12/38	60,000	63,325
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.61%	09/11/41	50,000	47,456	(i)
5.72%	06/11/40	60,000	50,938
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
5.99%	09/11/42	20,000	14,587	(h,o)
Citigroup Commercial Mortgage Trust
5.82%	12/10/49	60,000	65,836	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	60,000	56,700
Commercial Mortgage Pass Through Certificates (Class AJ)
5.79%	06/10/46	70,000	67,822
Commercial Mortgage Pass Through Certificates (Class AM)
5.79%	06/10/46	90,000	93,530
Countrywide Commercial Mortgage Trust (Class AJ)
5.92%	06/12/46	70,000	67,239	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	71,892	5,274	(h,o)
Credit Suisse Mortgage Capital Certificates (Class C)
5.44%	02/15/39	150,000	123,045	(h)
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	37,532	2,741	(h,o)
DBUBS Mortgage Trust
5.56%	02/01/21	50,000	45,528	(b)
Greenwich Capital Commercial Funding Corp. (Class AM)
5.89%	07/10/38	75,000	77,841	(i)
GS Mortgage Securities Corp II
5.73%	03/10/44	110,000	103,520	(b)
Indymac INDA Mortgage Loan Trust (Class B1)
4.51%	01/25/36	89,786	1,285	(h,o)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	150,000	161,507	(h)
5.40%	05/15/45	40,000	42,880
5.44%	06/12/47	160,000	168,717	(h)
5.79%	02/12/51	90,000	96,942	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	90,000	92,912
5.90%	02/12/51	60,000	61,442	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.54%	04/15/43	40,000	36,837

JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.20%	02/12/51	40,000	22,421	(h,o)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.09%	04/15/41	160,000	176,288	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
5.16%	02/15/31	70,000	74,850	(h)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.09%	04/15/41	30,000	27,616	(h,i)
LB-UBS Commercial Mortgage Trust (Class AM)
6.17%	09/15/45	30,000	30,499	(i)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	60,000	58,482	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	81,085	7,845	(g,h,o,p)
Merrill Lynch Mortgage Trust (Class AJ)
5.67%	05/12/39	250,000	247,290	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.67%	05/12/39	70,000	46,247	(h)
Morgan Stanley Capital I
5.73%	10/15/42	76,000	67,149	(h)
Morgan Stanley Capital I (Class A4)
5.81%	08/12/41	30,000	33,256	(i)
5.81%	12/12/49	160,000	172,896	(h)
Morgan Stanley Capital I (Class AJ)
5.73%	10/15/42	25,000	24,956	(i)
Morgan Stanley Capital I (Class AM)
6.28%	01/11/43	70,000	72,643	(h)
Morgan Stanley Capital I (Class B)
5.73%	10/15/42	50,000	48,416	(h)
OBP Depositor LLC Trust
4.65%	07/15/45	50,000	50,770	(b)
Puma Finance Ltd. (Class A)
5.15%	10/11/34	38,809	38,769	(d,h)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	88,409	1	(h,o)
Vornado DP LLC
6.36%	09/13/28	30,000	30,100	(b)
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	90,000	89,701	(h,i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	170,000	175,253	(h,i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
5.99%	06/15/45	30,000	29,147	(h,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36	128,557	1,364	(h,o)
			3,649,532

Sovereign Bonds—1.4%
Government of Argentina
2.50%	12/31/38	13,737	5,928	(j)
3.97%	08/03/12	54,700	13,319	(d,i)
7.00%	10/03/15	8,678	8,157
8.28%	12/31/33	14,297	12,746
Government of Belize
6.00%	02/20/29	38,100	31,909	(j)
Government of Brazil
6.00%	02/20/29	11,100	9,296	(b,j)
8.25%	01/20/34	13,000	17,193

Government of Costa Rica
10.00%	08/01/20	12,000	16,398	(b)
Government of El Salvador
7.65%	06/15/35	20,000	19,930	(b)
Government of Grenada
2.50%	09/15/25	25,900	16,058	(b,h,j)
Government of Hungary
6.38%	03/29/21	21,000	21,021
7.63%	03/29/41	32,000	32,032
Government of Lebanon
4.00%	12/31/17	4,900	4,716
Government of Panama
6.70%	01/26/36	56,000	62,860
Government of Peruvian
6.55%	03/14/37	41,000	44,383
Government of Poland
6.38%	07/15/19	7,000	7,789
Government of Turkey
5.63%	03/30/21	100,000	102,000	(h)
Government of Uruguay
6.88%	09/28/25	20,114	23,131
Government of Venezuela
1.30%	04/20/11	13,000	12,961	(i)
10.75%	09/19/13	14,000	14,056
Government of Vietnam
1.27%	03/12/16	5,217	4,581	(i)
Korea National Oil Corp.
2.88%	11/09/15	100,000	96,825	(b)
Lebanese Republic
5.15%	11/12/18	11,000	10,588
Republic of Dominican
9.50%	09/27/11	12,515	12,828
Republic of Lebanese
6.10%	10/04/22	11,000	10,588
Russian Foreign Bond - Eurobond
5.00%	04/29/20	100,000	101,125	(b)
United Mexican States
5.13%	01/15/20	20,000	20,920
6.05%	01/11/40	18,000	18,540
			751,878

Municipal Bonds and Notes—0.8%
American Municipal Power-Ohio Inc.
8.08%	02/15/50	45,000	51,251
Municipal Electric Authority of Georgia
6.64%	04/01/57	174,000	165,300	(h)
New Jersey State Turnpike Authority
7.10%	01/01/41	30,000	32,262
7.41%	01/01/40	110,000	121,740
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,250
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	31,924
			417,727

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	83,122	—	(c,m,o)
Total Bonds and Notes			52,790,547
(Cost $51,745,233)

Other Investments—0.5%
GEI Investment Fund			252,897	(k)
(Cost $247,938)

Total Investments in Securities			53,043,444
(Cost $51,993,171)

Short-Term Investments—9.8%
GE Institutional Money Market Fund Investment Class
0.15%			5,252,141	(d,k)
(Cost $5,252,141)

Total Investments			58,295,585
(Cost $57,245,312)

Liabilities In Excess of Other Assets, net—(9.2)%			(4,905,399)

NET ASSETS—100.0%			$53,390,186

Other Information

The Fund had the following long futures contracts open at March 31,2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	June 2011	31	$6,761,875	$3,930
5 Yr. U.S. Treasury Notes Futures	June 2011	20	2,335,781	1,351

				$5,281

The Fund had the following short futures contracts open at March 31, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra long U.S. Treasury Bond Futures	June 2011	5	$(617,813)	$(6,068)
10 Yr. U.S. Treasury Notes Futures	June 2011	82	(9,760,563)	(46,975)

				$(53,043)

				$(47,762)

GEI Total Return Fund

Schedule of Investments—March 31, 2011 (unaudited)

	Number of Shares	Fair Value
Domestic Equity—38.4% †
Advertising—0.6%
Arbitron Inc.	21,000	$840,630
Omnicom Group Inc.	315,310	15,469,110
		16,309,740
Aerospace & Defense—1.1%
Alliant Techsystems Inc.	42,317	2,990,542
General Dynamics Corp.	39,121	2,995,104
Hexcel Corp.	203,880	4,014,398	(a)
Honeywell International Inc.	228,924	13,669,052
Rockwell Collins Inc.	84,427	5,473,402
Teledyne Technologies Inc.	15,700	811,847	(a)
United Technologies Corp.	23,467	1,986,482
		31,940,827

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	132,774	4,781,192

Air Freight & Logistics—0.2%
FedEx Corp.	42,677	3,992,433
UTi Worldwide Inc.	74,968	1,517,352
		5,509,785

Apparel Retail—0.1%
Aeropostale Inc.	22,700	552,064	(a)
American Eagle Outfitters Inc.	12,100	192,269
The Buckle Inc.	13,200	533,280
Urban Outfitters Inc.	79,582	2,373,931	(a)
		3,651,544

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	85,742	4,462,014
Maidenform Brands Inc.	15,800	451,406	(a)
		4,913,420

Application Software—0.3%
ACI Worldwide Inc.	9,100	298,480	(a)
Blackbaud Inc.	30,300	825,372
Blackboard Inc.	65,174	2,361,906	(a)
Citrix Systems Inc.	60,866	4,471,216	(a)
Ebix Inc.	9,400	222,310	(a)
Parametric Technology Corp.	34,200	769,158	(a)
Solera Holdings Inc.	3,500	178,850
SS&C Technologies Holdings Inc.	19,800	404,316	(a)
		9,531,608

Asset Management & Custody Banks—1.5%
Affiliated Managers Group Inc.	49,269	5,388,551	(a)
Ameriprise Financial Inc.	143,283	8,751,726
Franklin Resources Inc.	7,543	943,478
Invesco Ltd.	428,368	10,949,086
State Street Corp.	264,342	11,879,529	(e)
The Bank of New York Mellon Corp.	193,257	5,772,587
		43,684,957

Automotive Retail—0.1%
O’Reilly Automotive Inc.	64,080	3,682,037	(a)

Biotechnology—1.2%
Alexion Pharmaceuticals Inc.	32,627	3,219,632	(a)
Amgen Inc.	193,194	10,326,219	(a,h)
Cubist Pharmaceuticals Inc.	6,300	159,012	(a)
Gilead Sciences Inc.	348,720	14,799,677	(a)
Human Genome Sciences Inc.	93,327	2,561,826	(a)
Incyte Corp Ltd.	93,941	1,488,965	(a)
Vertex Pharmaceuticals Inc.	65,784	3,153,027	(a)
		35,708,358

Broadcasting—0.1%
Discovery Communications Inc. (Class A)	24,051	959,635	(a)
Discovery Communications Inc. (Class C)	40,317	1,419,562	(a)
		2,379,197

Cable & Satellite—0.4%
DIRECTV	144,516	6,763,349	(a)
Liberty Global Inc.	141,474	5,657,545	(a)
Sirius XM Radio Inc.	144,463	239,809	(a)
		12,660,703

Casinos & Gaming—0.1%
Penn National Gaming Inc.	94,720	3,510,323	(a)

Coal & Consumable Fuels—0.3%
Peabody Energy Corp.	136,486	9,821,533

Communications Equipment—1.1%
Cisco Systems Inc.	570,612	9,785,995	(h)
Juniper Networks Inc.	114,666	4,825,145	(a)
QUALCOMM Inc.	311,598	17,084,918
		31,696,058

Computer Hardware—0.6%
Apple Inc.	40,973	14,277,042	(a)
Hewlett-Packard Co.	80,524	3,299,068
		17,576,110

Computer Storage & Peripherals—0.1%
Synaptics Inc.	123,782	3,344,590	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	130,846	2,934,876	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins Inc.	20,704	2,269,572
Deere & Co.	65,976	6,392,415
		8,661,987

Consumer Finance—0.2%
American Express Co.	114,976	5,196,916

Data Processing & Outsourced Services—0.7%
Automatic Data Processing Inc.	25,143	1,290,087
Global Cash Access Holdings Inc.	44,100	144,207	(a)
The Western Union Co.	596,161	12,382,264
Visa Inc.	80,318	5,913,011
		19,729,569

Department Stores—0.1%
Macy’s Inc.	100,766	2,444,583

Distributors—0.1%
Genuine Parts Co.	27,203	1,459,169
LKQ Corp.	46,200	1,113,420	(a)
		2,572,589

Diversified Chemicals—0.1%
EI du Pont de Nemours & Co.	31,393	1,725,673

Diversified Financial Services—1.6%
Bank of America Corp.	581,825	7,755,727
Citigroup Inc.	853,548	3,772,682	(a)
JPMorgan Chase & Co.	483,788	22,302,627
US BanCorp	100,868	2,665,942
Wells Fargo & Co.	363,177	11,512,711
		48,009,689
Diversified Metals & Mining—0.1%
Compass Minerals International Inc.	5,900	551,827
Freeport-McMoRan Copper & Gold Inc.	59,274	3,292,671
		3,844,498

Diversified Real Estate Activities—0.0%*
Coresite Realty Corp. (REIT)	13,200	209,088

Diversified REITs—0.1%
Colonial Properties Trust	22,920	441,210
Vornado Realty Trust	24,080	2,107,000
		2,548,210

Diversified Support Services—0.0%*
Healthcare Services Group Inc.	20,400	358,632

Drug Retail—0.1%
CVS Caremark Corp.	47,419	1,627,420

Education Services—0.0%*
Lincoln Educational Services Corp.	5,800	92,162

Electric Utilities—0.6%
IDACORP Inc.	18,500	704,850
ITC Holdings Corp.	101,864	7,120,294
NextEra Energy Inc.	88,911	4,900,774
Northeast Utilities	59,522	2,059,461
Southern Co.	66,211	2,523,301
		17,308,680

Electrical Components & Equipment—0.4%
Cooper Industries PLC	134,920	8,756,308
Emerson Electric Co.	54,477	3,183,091
Woodward Governor Co.	17,500	604,800
		12,544,199

Electronic Components—0.1%
Corning Inc.	149,544	3,085,093

Environmental & Facilities Services—0.0%*
Stericycle Inc.	15,152	1,343,528	(a)

Fertilizers & Agricultural Chemicals—0.3%
Intrepid Potash Inc.	52,813	1,838,949	(a)
Monsanto Co.	108,209	7,819,182
		9,658,131

Food Distributors—0.0%*
Spartan Stores Inc.	8,000	118,320
Sysco Corp.	46,096	1,276,859
		1,395,179

Footwear—0.0%*
Deckers Outdoor Corp.	11,400	982,110	(a)

General Merchandise Stores—0.3%
Target Corp.	187,087	9,356,221

Healthcare Distributors—0.1%
Cardinal Health Inc.	53,347	2,194,162
Owens & Minor Inc.	23,000	747,040
		2,941,202

Healthcare Equipment—0.9%
Covidien PLC	308,113	16,003,390
Gen-Probe Inc.	40,712	2,701,241	(a)
Masimo Corp.	132,178	4,375,092
ResMed Inc.	99,596	2,987,880	(a)
Thoratec Corp.	15,400	399,322	(a)
		26,466,925
Healthcare Facilities—0.1%
HCA Holdings Inc.	66,387	2,248,528	(a)
Sun Healthcare Group Inc.	6,801	95,690	(a)
		2,344,218

Healthcare Services—0.7%
Bio-Reference Laboratories Inc.	42,800	960,432	(a)
Catalyst Health Solutions Inc.	94,835	5,304,122	(a)
Express Scripts Inc.	166,536	9,261,067	(a)
HMS Holdings Corp.	9,700	793,945	(a)
Mednax Inc.	13,100	872,591	(a)
Omnicare Inc.	154,113	4,621,849
		21,814,006

Healthcare Technology—0.1%
Computer Programs & Systems Inc.	5,400	347,112
MedAssets Inc.	133,425	2,037,400	(a)
		2,384,512

Home Entertainment Software—0.1%
Activision Blizzard Inc.	316,976	3,477,227

Home Furnishing Retail—0.2%
Aaron’s Inc.	31,100	788,696
Bed Bath & Beyond Inc.	82,264	3,970,883	(a)
		4,759,579

Home Improvement Retail—0.5%
Home Depot Inc.	58,668	2,174,236
Lowe’s companies Inc.	442,858	11,704,737
		13,878,973

Home Building—0.1%
MDC Holdings Inc.	111,056	2,815,270

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	51,786	1,986,511
Hyatt Hotels Corp.	10,430	448,907	(a)
Marriott International Inc.	23,473	835,169
Royal Caribbean Cruises Ltd.	60,450	2,494,167	(a)
		5,764,754

Household Products—0.8%
Clorox Co.	121,864	8,539,011
Kimberly-Clark Corp.	33,202	2,167,095
The Procter & Gamble Co.	214,735	13,227,676
		23,933,782

Housewares & Specialties—0.0%*
Jarden Corp.	27,300	971,061

Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	34,138	1,776,883

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	142,258	2,257,634	(a)
The AES Corp.	455,100	5,916,300	(a)
		8,173,934

Industrial Gases—0.3%
Praxair Inc.	91,434	9,289,695

Industrial Machinery—0.4%
Eaton Corp.	73,097	4,052,497
Harsco Corp.	184,801	6,521,627
Mueller Industries Inc.	7,900	289,298
		10,863,422

Industrial REITs—0.1%
AMB Property Corp.	15,600	561,132
DCT Industrial Trust Inc.	34,140	189,477
ProLogis	71,430	1,141,451
		1,892,060

Integrated Oil & Gas—1.4%
Chevron Corp.	185,382	19,915,588
ConocoPhillips	68,725	5,488,379
Exxon Mobil Corp.	118,682	9,984,717	(h)
Marathon Oil Corp.	65,202	3,475,919
Occidental Petroleum Corp.	25,981	2,714,755
		41,579,358

Integrated Telecommunication Services—0.6%
AT&T Inc.	300,719	9,202,001
Verizon Communications Inc.	209,888	8,089,084
Windstream Corp.	63,743	820,372
		18,111,457

Internet Retail—0.0%*
Amazon.com Inc.	7,727	1,391,865	(a)

Internet Software & Services—0.5%
Equinix Inc.	60,596	5,520,296	(a)
Google Inc.	10,289	6,031,515	(a)
MercadoLibre Inc.	38,199	3,118,184
Monster Worldwide Inc.	40,521	644,284	(a)
		15,314,279

Investment Banking & Brokerage—0.5%
GFI Group Inc.	47,900	240,458
Morgan Stanley	126,537	3,456,991
Raymond James Financial Inc.	24,300	929,232
The Goldman Sachs Group Inc.	59,498	9,428,648
		14,055,329

IT Consulting & Other Services—0.6%
International Business Machines Corp.	115,367	18,812,897	(h)

Life & Health Insurance—0.6%
MetLife Inc.	149,561	6,689,864
Principal Financial Group Inc.	91,282	2,931,065
Prudential Financial Inc.	144,363	8,889,874
		18,510,803

Life Sciences Tools & Services—0.8%
Bruker Corp.	44,000	917,400	(a)
Covance Inc.	60,580	3,314,938	(a)
Illumina Inc.	71,937	5,040,626	(a)
Life Technologies Corp.	32,897	1,724,461	(a)
Mettler-Toledo International Inc.	25,855	4,447,060	(a)
Thermo Fisher Scientific Inc.	150,663	8,369,330	(a)
		23,813,815

Managed Healthcare—0.0%*
Molina Healthcare Inc.	20,900	836,000	(a)

Movies & Entertainment—0.8%
Liberty Media Corporation - Capital	14,121	1,040,294	(a)
News Corp.	354,304	6,221,578
The Walt Disney Co.	100,766	4,342,007
Time Warner Inc.	328,208	11,717,026
		23,320,905

Multi-Line Insurance—0.3%
Hartford Financial Services Group Inc.	35,564	957,739
HCC Insurance Holdings Inc.	216,109	6,766,373
		7,724,112

Multi-Utilities—0.3%
Dominion Resources Inc.	192,788	8,617,624
Xcel Energy Inc.	39,745	949,508
		9,567,132

Office Electronics—0.0%*
Zebra Technologies Corp.	11,700	459,108	(a)

Office REITs—0.4%
Alexandria Real Estate Equities Inc.	6,350	495,110
BioMed Realty Trust Inc.	37,200	707,544
Boston Properties Inc.	9,960	944,706
Brandywine Realty Trust	23,890	290,025
CommonWealth	23,680	614,970
Corporate Office Properties Trust	5,930	214,310
Digital Realty Trust Inc.	30,320	1,762,805
Douglas Emmett Inc.	138,701	2,600,644
Duke Realty Corp.	54,070	757,521
Kilroy Realty Corp.	13,640	529,641
Parkway Properties Inc.	12,440	211,480
SL Green Realty Corp.	31,850	2,395,120
		11,523,876

Office Services & Supplies—0.0%*
Herman Miller Inc.	6,600	181,434

Oil & Gas Drilling—0.0%*
Pioneer Drilling Co.	42,900	592,020	(a)

Oil & Gas Equipment & Services—1.3%
Dresser-Rand Group Inc.	76,177	4,084,611	(a)
Dril-Quip Inc.	2,900	229,187	(a)
Halliburton Co.	72,314	3,604,130
McDermott International Inc.	83,440	2,118,542	(a)
National Oilwell Varco Inc.	29,637	2,349,325
Oil States International Inc.	11,700	890,838	(a)
Schlumberger Ltd.	221,770	20,682,270
Weatherford International Ltd.	148,119	3,347,489	(a)
		37,306,392

Oil & Gas Exploration & Production—1.0%
Apache Corp.	94,223	12,335,675
Devon Energy Corp.	23,710	2,175,867
Petrohawk Energy Corp.	153,017	3,755,037	(a)
Pioneer Natural Resources Co.	34,957	3,562,817
Range Resources Corp.	35,497	2,075,155
SM Energy Co.	13,000	964,470
Southwestern Energy Co.	71,279	3,062,859	(a)
Ultra Petroleum Corp.	31,288	1,540,934	(a)
		29,472,814

Oil & Gas Storage & Transportation—0.3%
El Paso Corp.	325,714	5,862,852
Spectra Energy Corp.	127,426	3,463,438
		9,326,290

Packaged Foods & Meats—0.7%
ConAgra Foods Inc.	94,839	2,252,426
Kellogg Co.	31,848	1,719,155
Kraft Foods Inc.	386,407	12,117,723
McCormick & Company Inc.	58,693	2,807,286	(h)
Mead Johnson Nutrition Co.	37,232	2,156,850
Smithfield Foods Inc.	11,900	286,314	(a)
		21,339,754

Paper Packaging—0.0%*
Packaging Corporation of America	32,200	930,258

Personal Products—0.1%
Avon Products Inc.	40,783	1,102,772

Pharmaceuticals—1.2%
Abbott Laboratories	29,334	1,438,833
Bristol-Myers Squibb Co.	255,343	6,748,715
Hospira Inc.	66,949	3,695,585	(a)
Johnson & Johnson	189,690	11,239,132
Merck & Company Inc.	57,479	1,897,382
Pfizer Inc.	573,797	11,653,817
		36,673,464

Property & Casualty Insurance—0.3%
ACE Ltd.	117,545	7,605,162
The Travelers companies Inc.	21,791	1,296,129
		8,901,291

Publishing—0.0%*
John Wiley & Sons Inc.	5,000	254,200

Rail roads—0.2%
Genesee & Wyoming Inc.	17,800	1,035,960	(a)
Union Pacific Corp.	48,422	4,761,335
		5,797,295

Real Estate Operating Companies—0.0%*
Hudson Pacific Properties Inc. (REIT)	11,310	166,257

Real Estate Services—0.3%
CB Richard Ellis Group Inc.	329,743	8,804,138	(a)

Regional Banks—0.2%
Cullen Frost Bankers Inc.	9,900	584,298
Fulton Financial Corp.	18,000	199,980
Prosperity Bancshares Inc.	14,300	611,611
Regions Financial Corp.	222,346	1,614,232
Sterling Bancorp	9,500	95,095
SVB Financial Group	11,200	637,616	(a)
Westamerica Bancorp.	7,300	375,001
Zions Bancorp.	82,042	1,891,889
		6,009,722

Reinsurance—0.1%
PartnerRe Ltd.	44,920	3,559,461

Research & Consulting Services—0.3%
FTI Consulting Inc.	22,827	874,959	(a)
IHS Inc.	48,447	4,299,671	(a)
Nielsen Holdings N.V.	130,403	3,561,306	(a)
Resources Connection Inc.	8,500	164,815
		8,900,751

Residential REITs—0.2%
American Campus Communities Inc.	9,680	319,440
Apartment Investment & Management Co.	16,720	425,858
AvalonBay Communities Inc.	6,030	724,082
Camden Property Trust	17,880	1,015,942
Equity Residential	40,630	2,291,938
Essex Property Trust Inc.	7,570	938,680
UDR Inc.	13,380	326,071
		6,042,011

Restaurants—0.2%
Cracker Barrel Old Country Store Inc.	17,600	864,864
McDonald’s Corp.	55,315	4,208,918
Wendy’s Arby’s Group Inc.	36,000	181,080
		5,254,862

Retail REITs—0.2%
Acadia Realty Trust	14,280	270,178
Developers Diversified Realty Corp.	7,100	99,400
Federal Realty Investment Trust	7,550	615,778
General Growth Properties Inc.	36,520	565,330
Kimco Realty Corp.	53,120	974,221
Simon Property Group Inc.	22,450	2,405,742
Tanger Factory Outlet Centers	2,660	69,798
Taubman Centers Inc.	4,060	217,535
The Macerich Co.	33,590	1,663,713
Weingarten Realty Investors	16,510	413,741
		7,295,436

Security & Alarm Services—0.3%
Corrections Corporation of America	286,046	6,979,522	(a)

Semiconductor Equipment—0.2%
Applied Materials Inc.	75,871	1,185,105
KLA-Tencor Corp.	62,301	2,951,198
Rudolph Technologies Inc.	56,100	613,734	(a)
Varian Semiconductor Equipment Associates Inc.	8,700	423,429	(a)
		5,173,466

Semiconductors—1.1%
Cree Inc.	37,685	1,739,540	(a)
Hittite Microwave Corp.	67,289	4,291,020	(a)
Intel Corp.	594,507	11,991,207
Marvell Technology Group Ltd.	207,657	3,229,066	(a)
Microchip Technology Inc.	105,105	3,995,041
Microsemi Corp.	28,200	584,022	(a)
Semtech Corp.	19,300	482,886	(a)
Texas Instruments Inc.	178,650	6,174,144
		32,486,926

Soft Drinks—0.8%
Coca-Cola Enterprises Inc.	99,045	2,703,929
PepsiCo Inc.	309,397	19,928,261
		22,632,190

Specialized Consumer Services—0.0%*
Matthews International Corp.	2,900	111,795

Specialized Finance—0.4%
CBOE Holdings Inc.	75,920	2,199,402
CME Group Inc.	28,382	8,558,593
MSCI Inc.	50,748	1,868,541	(a)
		12,626,536

Specialized REITs—0.4%
DiamondRock Hospitality Co.	9,060	101,200
HCP Inc.	24,760	939,394
Healthcare Inc.	45,839	2,403,797
Host Hotels & Resorts Inc.	55,500	977,355
LaSalle Hotel Properties	13,490	364,230
Nationwide Health Properties Inc.	16,720	711,102
Omega Healthcare Investors Inc.	31,100	694,774
Pebblebrook Hotel Trust	8,890	196,914
Public Storage	22,722	2,520,098
Rayonier Inc.	13,045	812,834
Sabra Healthcare REIT Inc.	6,701	118,005
Senior Housing Properties Trust	26,950	620,928
Sovran Self Storage Inc.	2,240	88,592
Sunstone Hotel Investors Inc.	21,560	219,696	(a)
U-Store-It Trust	20,030	210,716
Ventas Inc.	18,150	985,545
		11,965,180

Specialty Chemicals—0.2%
Cytec Industries Inc.	33,930	1,844,774
Nalco Holding Co.	75,720	2,067,913
Sensient Technologies Corp.	15,700	562,688
		4,475,375

Steel—0.6%
Allegheny Technologies Inc.	235,533	15,950,295
Commercial Metals Co.	36,200	625,174
Steel Dynamics Inc.	81,206	1,524,237
		18,099,706

Systems Software—1.4%
MICROS Systems Inc.	18,800	929,284	(a)
Microsoft Corp.	962,257	24,402,838	(h)
Oracle Corp.	288,401	9,623,941
Rovi Corp.	112,531	6,037,288	(a)
		40,993,351
Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	30,128	864,975
People’s United Financial Inc.	297,235	3,739,216
		4,604,191

Tobacco—0.1%
Philip Morris International Inc.	52,624	3,453,713

Trading Companies & Distributors—0.2%
Applied Industrial Technologies Inc.	20,300	675,178
MSC Industrial Direct Co.	52,489	3,593,922
RSC Holdings Inc.	15,900	228,642	(a)
		4,497,742

Trucking—0.0%*
Old Dominion Freight Line Inc.	25,650	900,059	(a)

Utilities—0.1%
American Water Works Company Inc.	36,877	1,034,400

Wireless Telecommunication Services—0.6%
American Tower Corp.	80,361	4,164,307	(a)
NII Holdings Inc.	289,739	12,073,425	(a)
		16,237,732

Total Domestic Equity		1,129,081,960
(Cost $950,128,861)

Foreign Equity—25.3%

Common Stock—24.8%

Aerospace & Defense—0.6%
CAE Inc.	284,869	3,771,897
European Aeronautic Defence and Space Company N.V.	185,438	5,405,205
Safran S.A.	215,220	7,617,142
		16,794,244

Agricultural Products—0.1%
China Agri-Industries Holdings Ltd.	598,274	672,253
Cosan SA Industria e Comercio	69,540	1,085,794
Global Bio-Chem Technology Group Company Ltd.	1,531,843	248,145
		2,006,192

Airlines—0.0%*
International Consolidated Airlines Group S.A.	321,955	1,171,496	(a)

Apparel Retail—0.1%
Belle International Holdings Ltd.	248,438	458,663
Esprit Holdings Ltd.	809,976	3,717,588
		4,176,251

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	67,228	4,241,152
China Dongxiang Group Company	1,367,768	432,582
Ports Design Ltd.	297,244	685,577
		5,359,311

Application Software—0.4%
Autonomy Corporation PLC	164,191	4,182,087	(a)
Longtop Financial Technologies Ltd. ADR	59,431	1,867,322	(a)
SAP AG	88,048	5,397,793
		11,447,202

Asset Management & Custody Banks—0.0%*
Mirae Asset Securities Company Ltd.	6,499	277,864	(a)

Automobile Manufacturers—0.8%
Daimler AG	75,781	5,360,910
Hyundai Motor Company	10,448	1,933,492
Kia Motors Corp.	8,070	507,617
Mahindra & Mahindra Ltd.	24,852	388,983
Suzuki Motor Corp.	477,995	10,721,437
Toyota Motor Corp.	136,665	5,523,983
		24,436,422

Brewers—0.0%*
Anadolu Efes Biracilik Ve Malt Sanayii AS	42,447	600,749

Broadcasting—0.1%
Grupo Televisa S.A. ADR	29,498	723,586	(a)
Zee Entertainment Enterprises Ltd.	338,322	933,145
		1,656,731

Building products—0.1%
Daikin Industries Ltd.	104,000	3,125,772

Casinos & Gaming—0.0%*
Genting Bhd	215,698	786,234

Coal & Consumable Fuels—0.2%
Adaro Energy Tbk PT	2,265,878	572,487
Paladin Energy Ltd.	1,042,959	3,893,658	(a)
		4,466,145

Communications Equipment—0.4%
HTC Corp.	22,115	864,851
Research In Motion Ltd.	120,563	6,795,651	(a)
Telefonaktiebolaget LM Ericsson	374,620	4,833,883
		12,494,385

Construction & Engineering—0.4%
China State Construction International Holdings Ltd.	812,665	741,807
Doosan Heavy Industries and Construction Company Ltd.	12,136	776,651
Larsen & Toubro Ltd.	145,733	5,421,483
Vinci S.A.	88,596	5,543,914
		12,483,855

Construction & Farm Machinery & Heavy Trucks—0.2%
CSR Corp Ltd.	2,219,634	2,271,514
First Tractor Company Ltd.	391,514	470,630
Sany Heavy Equipment International Holdings Company Ltd.	1,077,688	1,770,699
United Tractors Tbk PT	303,990	757,575
		5,270,418

Distillers & Vintners—0.2%
Diageo PLC	232,389	4,414,218
Diageo PLC ADR	17,145	1,306,792
		5,721,010

Diversified Capital Markets—0.3%
Credit Suisse Group AG	183,982	7,849,175

Diversified Financial Services—3.0%
Axis Bank Ltd.	34,316	1,081,922
Banco Santander Brasil S.A.	578,290	7,038,662
Banco Santander S.A.	881,460	10,247,208
Bank of China Ltd.	10,665,949	5,937,563
Bank Rakyat Indonesia Persero Tbk PT	1,672,996	1,104,763
BNP Paribas	206,360	15,113,754
Grupo Financiero Banorte SAB de C.V.	145,825	685,817
HSBC Holdings PLC	1,450,142	14,900,072
ICICI Bank Ltd.	130,408	3,257,641
ING Groep N.V.	347,842	4,408,543
Kasikornbank PCL	281,247	1,222,813
KB Financial Group Inc.	9,285	486,702
Lloyds Banking Group PLC	7,099,665	6,610,877	(a)
Metropolitan Bank & Trust	546,308	808,133	(a)
Mitsubishi UFJ Financial Group Inc.	724,503	3,356,771
Standard Bank Group Ltd.	50,160	771,755
UniCredit S.p.A.	3,687,568	9,126,400
United Overseas Bank Ltd.	180,000	2,684,649
VTB Bank OJSC GDR	96,716	677,012
		89,521,057

Diversified Metals & Mining—1.4%
Anglo American PLC	21,007	1,079,898
Antofagasta PLC	63,522	1,385,805
BHP Billiton PLC	345,444	13,621,740
China Molybdenum Company Ltd.	481,255	420,113
Eurasian Natural Resources Corporation PLC	81,206	1,219,034
Lynas Corporation Ltd.	2,656,756	6,181,838	(a)
New World Resources N.V.	67,144	1,103,191
Rio Tinto PLC	233,925	16,419,934
		41,431,553

Diversified Real Estate Activities—0.3%
Mitsubishi Estate Company Ltd. (REIT)	180,982	3,072,414
Sumitomo Realty & Development Company Ltd. (REIT)	219,000	4,396,911
Wharf Holdings Ltd.	183,971	1,272,485
		8,741,810

Diversified Support Services—0.1%
Brambles Ltd.	429,094	3,141,732

Education Services—0.0%*
MegaStudy Company Ltd.	2,730	420,345

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	796,431	1,803,779

Electrical Components & Equipment—0.3%
Schneider Electric S.A.	47,284	8,092,347
Zhuzhou CSR Times Electric Company Ltd.	363,889	1,384,782
		9,477,129

Electronic Components—0.2%
Delta Electronics Inc.	1,826,890	7,237,606

Electronic Equipment & Instruments—0.0%*
China Security & Surveillance Technology Inc.	91,360	422,997	(a)
Elster Group SE ADR	6,000	97,500	(a)
Wasion Group Holdings Ltd.	566,430	304,399
		824,896

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	388,725	1,361,559

Fertilizers & Agricultural Chemicals—0.8%
Potash Corporation of Saskatchewan Inc. ††	178,220	10,477,925
Potash Corporation of Saskatchewan Inc. ††	61,646	3,632,799
Sociedad Quimica y Minera de Chile S.A. ADR	17,930	990,812
Syngenta AG	27,779	9,063,815
Taiwan Fertilizer Company Ltd.	164,176	482,928
		24,648,279

Food Distributors—0.1%
Alliance Global Group Inc.	1,972,291	541,698
Bizim Toptan Satis Magazalari AS	35,935	733,201	(a)
		1,274,899

Food Retail—0.3%
Koninklijke Ahold N.V.	191,088	2,567,466
Shoprite Holdings Ltd.	57,240	878,739
Tesco PLC	887,945	5,422,891
X5 Retail Group N.V. GDR	14,504	611,344	(a)
		9,480,440

Gold—0.2%
Barrick Gold Corp.	65,403	3,395,069
Kinross Gold Corp.	73,596	1,156,049
		4,551,118

Healthcare Distributors—0.0%*
Sinopharm Group Co.	74,800	265,900

Healthcare Services—0.2%
Diagnosticos da America S.A.	2,489	32,131
Fleury S.A.	40,306	600,842
Fresenius SE & Company KGAA	61,417	5,688,728
		6,321,701

Healthcare Supplies—0.4%
Cie Generale d’Optique Essilor International S.A.	131,084	9,747,516
Shandong Weigao Group Medical Polymer Company Ltd.	261,457	744,552
		10,492,068

Heavy Electrical Equipment—0.0%*
Xinjiang Goldwind Science & Technology Company Ltd.	23,851	43,911	(a)

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	45,709	2,056,565
Minor International PCL	1,211,000	480,476
		2,537,041

Household Appliances—0.0%*
Techtronic Industries Co.	467,998	649,813

Household Products—0.5%
Reckitt Benckiser Group PLC	140,673	7,220,244
Unicharm Corp.	185,900	6,785,081
		14,005,325

Human Resource & Employment Services—0.1%
The Capita Group PLC	281,055	3,347,341

Hypermarkets & Super Centers—0.3%
Metro AG	129,570	8,865,426

Industrial Conglomerates—1.2%
Chongqing Machinery & Electric Company Ltd.	1,827,782	613,318
Hutchison Whampoa Ltd.	578,586	6,850,913
Koninklijke Philips Electronics N.V.	320,655	10,263,461	(a)
Siemens AG	116,156	15,941,384
Siemens AG ADR	17,419	2,392,325
		36,061,401

Industrial Gases—0.5%
Linde AG	76,569	12,110,053
OCI Materials Company Ltd.	9,431	1,153,781
Taiyo Nippon Sanso Corp.	264,954	2,215,409
		15,479,243

Industrial Machinery—0.4%
FANUC Corp.	38,300	5,818,014
Hydraulic Machines and Systems Group PLC GDR	48,246	383,314	(a,b)
SMC Corp.	26,400	4,360,714
		10,562,042

Integrated Oil & Gas—2.0%
BG Group PLC	250,343	6,223,964
ENI S.p.A.	88,505	2,176,604
Gazprom OAO ADR	47,223	1,527,192
Lukoil OAO ADR	29,102	2,077,592
Petroleo Brasileiro S.A. ADR	286,188	10,171,122
Royal Dutch Shell PLC	431,319	15,652,901
Suncor Energy Inc. ††	224,262	10,055,908
Suncor Energy Inc. ††	144,838	6,473,972
Total S.A.	75,104	4,578,147
		58,937,402

Integrated Telecommunication Services—0.3%
China Unicom Hong Kong Ltd.	578,200	961,907
Telefonica S.A.	251,905	6,314,855
Telefonica S.A. ADR	65,373	1,648,707
		8,925,469
Internet Retail—0.0%*
E-Commerce China Dangdang Inc. ADR	4,973	102,593	(a)

Internet Software & Services—0.7%
Baidu Inc. ADR	138,830	19,132,162	(a)
Tencent Holdings Ltd.	9,500	231,570
		19,363,732

Investment Banking & Brokerage—0.3%
Egyptian Financial Group-Hermes Holding	291,119	1,072,737
Nomura Holdings Inc.	1,345,438	7,061,601
		8,134,338

IT Consulting & Other Services—0.3%
Cap Gemini S.A.	95,097	5,531,014
HCL Technologies Ltd.	77,982	839,362
Infosys Technologies Ltd.	10,815	785,752
Telvent GIT S.A.	49,861	1,451,454
		8,607,582

Life & Health Insurance—0.7%
AIA Group Ltd.	1,250,234	3,849,618	(a)
China Life Insurance Company Ltd.	138,689	521,541
Prudential PLC	837,472	9,484,234
Sony Financial Holdings Inc.	313,000	6,231,298
Tong Yang Life Insurance	19,685	231,493	(a)
		20,318,184

Life Sciences Tools & Services—0.0%*
ICON PLC ADR	22,100	477,139	(a)

Marine—0.1%
AP Moller—Maersk A/S	401	3,777,144

Multi-Line Insurance—0.4%
AXA S.A.	417,681	8,739,820
Porto Seguro S.A.	21,730	368,679
Zurich Financial Services AG	11,938	3,354,932
		12,463,431

Multi-Utilities—0.5%
National Grid PLC	872,663	8,309,078
Veolia Environnement S.A.	159,330	4,960,748
		13,269,826

Oil & Gas Drilling—0.1%
Noble Corp.	75,147	3,428,206

Oil & Gas Exploration & Production—0.3%
Afren PLC	686,117	1,791,592	(a)
Canadian Natural Resources Ltd.	102,413	5,047,216
CNOOC Ltd.	409,000	1,032,727
Pacific Rubiales Energy Corp.	18,931	523,510
		8,395,045

Oil & Gas Refining & Marketing—0.1%
Reliance Industries Ltd.	48,450	1,142,451

Packaged Foods & Meats—0.6%
Feihe International Inc.	12,790	110,122	(a)
Nestle S.A.	232,315	13,369,825
Nestle S.A. ADR	23,710	1,362,851
Unilever N.V., CVA	134,234	4,214,624
		19,057,422
Personal Products—0.0%*
Natura Cosmeticos S.A.	15,000	424,159

Pharmaceuticals—0.7%
Bayer AG	61,816	4,793,189
Lijun International Pharmaceutical Holding Ltd.	1,331,616	373,213	(a)
Novartis AG	123,916	6,748,095
Novartis AG ADR	94,782	5,151,401
Teva Pharmaceutical Industries Ltd. ADR	68,620	3,442,665
		20,508,563
Precious Metals & Minerals—0.0%*
Aquarius Platinum Ltd.	83,647	463,387

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	30,486	747,743

Regional Banks—0.2%
The Bank of Yokohama Ltd.	955,948	4,555,978

Security & Alarm Services—0.1%
G4S PLC ††	703,438	2,879,828
G4S PLC ††	129,667	533,318
		3,413,146

Semiconductors—0.8%
Samsung Electronics Company Ltd.	13,540	11,503,970
Taiwan Semiconductor Manufacturing Company Ltd.	4,933,433	11,844,332
Taiwan Semiconductor Manufacturing Company Ltd. ADR	59,944	730,118
		24,078,420

Specialized Finance—0.2%
Deutsche Boerse AG	62,745	4,768,168

Specialty Chemicals—0.0%*
China Lumena New Materials Corp.	322,237	116,413

Steel—0.5%
Mechel ADR	42,892	1,320,645
Mechel Preference ADR	13,940	152,085
POSCo.	2,447	1,126,519
Tata Steel Ltd.	35,332	492,802
ThyssenKrupp AG	102,880	4,209,094
Vale S.A. ADR	209,747	6,191,731
		13,492,876

Trading Companies & Distributors—0.3%
Barloworld Ltd.	40,695	449,728
Mitsubishi Corp.	293,000	8,162,850
		8,612,578

Wireless Telecommunication Services—1.0%
America Movil SAB de C.V. ADR	116,951	6,794,853
Mobile Telesystems OJSC ADR	220,482	4,680,833
MTN Group Ltd.	224,195	4,529,704
Softbank Corp.	182,000	7,290,541
Vodafone Group PLC	2,192,482	6,202,983
		29,498,914
Total Common Stock		729,751,179
(Cost $634,145,263)

Preferred Stock—0.5%

Automobile Manufacturers—0.3%
Volkswagen AG	52,590	8,541,457

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.	77,091	1,843,455

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	86,715	1,519,745

Steel—0.1%
Usinas Siderurgicas de Minas Gerais S.A.	48,874	593,368
Vale S.A.	105,494	3,073,220
		3,666,588
Total Preferred Stock		15,571,245
(Cost $11,087,420)

Total Foreign Equity		745,322,424
(Cost $645,232,683)

		Principal Amount	Fair Value
Bonds and Notes—29.6%
U.S. Treasuries—7.0%
U.S. Treasury Bonds
3.88%	08/15/40	$41,614,200	$37,238,217	(h)
4.25%	11/15/40	29,945,600	28,640,152	(h)
U.S. Treasury Notes
0.67%	12/31/12	614,300	613,772	(d)
2.13%	02/29/16	42,030,600	41,899,254
2.63%	11/15/20	103,502,300	96,580,584	(h)
3.63%	02/15/21	864,500	876,792
			205,848,771

Agency Mortgage Backed—9.8%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	30,859	31,610	(h)
5.00%	07/01/35 - 08/01/40	12,838,366	13,418,570	(h)
5.50%	05/01/20 - 04/01/39	3,002,147	3,235,967	(h)
6.00%	04/01/17 - 11/01/37	2,927,108	3,217,774	(h)
6.50%	06/01/29 - 03/01/30	4,292	4,852	(h)
7.00%	06/01/29 - 08/01/36	149,183	170,693	(h)
7.50%	01/01/28 - 09/01/33	19,108	22,115	(h)
8.00%	01/01/30 - 11/01/30	11,417	13,484	(h)
9.00%	10/01/25	377	452	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	117,985	123,441	(h)
4.50%	05/01/18 - 10/01/40	34,565,267	35,244,483	(h)
5.00%	07/01/20 - 11/01/40	18,725,305	19,637,078	(h)
5.32%	03/01/37	10,045	10,145	(i)
5.50%	04/01/14 - 01/01/39	26,455,246	28,440,191	(h)
5.53%	04/01/37	16,023	17,050	(i)
6.00%	09/01/19 - 08/01/35	5,466,357	6,019,331	(h)
6.50%	09/01/17 - 08/01/36	451,209	505,197	(h)
7.00%	04/01/17 - 12/01/33	8,310	9,349	(h)
7.50%	09/01/13 - 03/01/34	44,822	51,121	(h)
8.00%	12/01/11 - 11/01/33	15,676	18,211	(h)
8.50%	06/01/30	44	45	(h)
9.00%	04/01/16 - 12/01/22	3,972	4,401	(h)
Federal National Mortgage Assoc. TBA
4.00%	TBA	21,370,000	21,016,070	(c)
4.50%	TBA	41,365,000	42,095,340	(c)
5.00%	TBA	13,535,000	14,158,882	(c)
5.50%	TBA	9,600,000	10,382,995	(c)
6.00%	TBA	10,767,000	11,710,607	(c)
6.50%	TBA	5,044,000	5,653,219	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	176,276	183,165	(h)
6.00%	04/15/27 - 09/15/36	379,629	423,970	(h)
6.50%	04/15/24 - 09/15/36	309,901	355,301	(h)
7.00%	03/15/12 - 10/15/36	245,639	282,335	(h)
8.00%	03/15/30	3,156	3,388	(h)
9.00%	11/15/16 - 12/15/21	9,740	11,041	(h)
Government National Mortgage Assoc. TBA
4.50%	TBA	68,825,000	70,868,208	(c)
			287,340,081

Agency Collateralized Mortgage Obligations—0.7%
Fannie Mae Whole Loan
0.98%	08/25/43	3,560,990	103,321	(g,p)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	268,887	2,328	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	538,043	78,720	(g,p)
5.00%	05/15/38	628,273	653,451
5.50%	04/15/17	15,759	399	(g,h,p)
6.35%	08/15/25	3,925,503	694,962	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	3,290	736	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	37,884	9,310	(g,h,p)

Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	33,406	2,912	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	15,922	1,076	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	4,409	45	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	6,240	127	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	41,749	3,945	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	42,286	2,371	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	10,504	319	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	36,995	37,000	(d,f)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	2,290	472	(g,h,p)
Federal Home Loan Mortgage STRIPS
4.00%	08/01/27	570	480	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.09%	11/25/33	2,054,722	91,339	(g,p)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	634,259	657,469
5.00%	02/25/40 - 09/25/40	5,456,049	897,211	(g,p)
5.75%	07/25/38	1,990,246	238,597	(g,p)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	715,521	779,715
Federal National Mortgage Assoc. REMIC (Class CS)
7.45%	08/25/16	3,177	26	(g,h,p)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	490,095	492,194
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
12.40%	05/25/22	3	62	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	34,651	3,031	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	900,896	95,715	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.20%	12/25/42	135,756	3,610	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	11,470	425	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.06%	03/25/31	29,560	34,180	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	505,628	521,948
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	598,186	119,049	(g,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	892,906	202,324	(g,p)
5.00%	03/25/38	683,342	127,449	(g,p)
5.50%	12/01/33	192,215	41,737	(g,p)
7.50%	11/01/23	10,426	1,841	(g,h,p)
8.00%	08/01/23 -07/01/24	4,836	1,092	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	1,486,632	278,744	(g,p)

Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	1,066,742	200,014	(g,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	664,101	114,701	(g,p)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	13,401,584	2,347,112	(g,p)
4.50%	11/20/39	1,825,018	1,769,741
5.00%	10/20/37 - 09/20/38	4,592,930	742,275	(g,p)
5.90%	02/20/38	5,520,574	809,643	(g,i,p)
6.25%	01/16/39	5,735,999	933,448	(g,p)
6.25%	04/20/39	45,771	6,042	(g,i,p)
6.33%	06/20/40	15,346,737	2,675,203	(g,p)
6.35%	08/20/40	9,009,251	1,649,189	(g,i,p)
6.40%	06/20/40	15,146,842	2,551,682	(g,p)
Government National Mortgage Assoc. (Class IC)
6.00%	04/16/37	1,863,292	292,982	(g,p)
Vendee Mortgage Trust
0.38%	04/15/40	6,351,725	137,197	(g,p)
Vendee Mortgage Trust (Class 2003)
0.85%	05/15/33	2,183,393	78,601	(g,p)
			20,487,562

Asset Backed—0.5%
Bear Stearns Asset Backed Securities Trust (Class 2A2)
17.95%	02/25/36	1,040,515	990,454	(d,h)
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
4.48%	01/25/34	5,242	4,284	(d)
Capital One Multi-Asset Execution Trust (Class B)
1.19%	01/15/19	500,000	483,713	(d)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	1,183,411	1,141,569	(j)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	3,750,000	3,250,091	(h)
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	416,522	396,949
Countrywide Asset-Backed Certificates (Class M1T4)
1.30%	06/26/33	586,601	319,789	(h)
GSAMP Trust
12.88%	05/25/46	111,993	110,590	(b,d)
Hertz Vehicle Financing LLC
2.60%	02/25/15	8,000,000	8,106,120	(b,h)
Indymac Seconds Asset Backed Trust (Class A)
1.00%	02/25/37	1,172,466	400,113	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	3,612	3,653	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	700,000	601,724
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
30.55%	07/25/32	4,256	2,360	(d,h)
Saxon Asset Securities Trust
5.23%	08/25/35	204,355	195,946
			16,007,355

Corporate Notes—8.7%
ABN Amro Bank N.V.
3.00%	01/31/14	1,894,000	1,890,638	(b,h)
AES El Salvador Trust
6.75%	02/01/16	200,000	197,000	(b)
AES Panama S.A.
6.35%	12/21/16	443,000	471,133	(b)
Agilent Technologies Inc.
5.50%	09/14/15	1,606,000	1,746,678	(h)
Air Jamaica Ltd.
9.38%	07/08/15	212,143	224,871
Akbank TAS
5.13%	07/22/15	600,000	602,280	(b,h)
Alcoa Inc.
6.15%	08/15/20	985,000	1,040,872	(h)
Allergan Inc.
3.38%	09/15/20	1,890,000	1,769,433	(h)
Alliance One International Inc.
10.00%	07/15/16	821,000	832,289	(h)
ALROSA Finance S.A.
7.75%	11/03/20	200,000	214,400	(b)
Ameren Illinois Co.
9.75%	11/15/18	796,000	1,026,760	(h)
American International Group Inc.
5.85%	01/16/18	478,000	497,902	(h)
American Tower Corp.
4.50%	01/15/18	1,393,000	1,368,044	(h)
Amsted Industries Inc.
8.13%	03/15/18	694,000	739,978	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	690,000	750,296
6.20%	03/15/40	2,309,000	2,230,711	(h)
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	1,433,000	1,482,705	(h)
5.38%	11/15/14	2,246,000	2,475,036
ArcelorMittal
3.75%	03/01/16	744,000	742,626	(h)
5.50%	03/01/21	2,124,000	2,093,004
Archer-Daniels-Midland Co.
5.77%	03/01/41	3,049,000	3,121,783
Arizona Public Service Co.
6.25%	08/01/16	370,000	417,445	(h)
AT&T Inc.
6.40%	05/15/38	3,683,000	3,760,244	(h)
6.70%	11/15/13	934,000	1,051,350	(h)
Banco de Credito del Peru
4.75%	03/16/16	557,000	548,645	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	148,000	148,000	(i)
BanColombia S.A.
6.13%	07/26/20	170,000	170,000
Bank of America Corp.
4.50%	04/01/15	2,250,000	2,336,420	(h)
5.63%	07/01/20	2,945,000	3,023,561	(h)
5.75%	12/01/17	2,950,000	3,108,152	(h)
6.50%	08/01/16	1,040,000	1,150,889	(h)

BBVA Bancomer S.A.
6.50%	03/10/21	200,000	197,632	(b)
BE Aerospace Inc.
8.50%	07/01/18	1,330,000	1,472,975	(h)
Boise Paper Holdings LLC
8.00%	04/01/20	1,158,000	1,250,640	(h)
Bombardier Inc.
7.75%	03/15/20	1,251,000	1,358,899	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	473,000	475,645	(h)
4.50%	10/01/20	773,000	767,092	(h)
Calpine Corp.
7.25%	10/15/17	2,344,000	2,437,760	(b,h)
Capex S.A.
10.00%	03/10/18	185,000	181,300	(b)
Cargill Inc.
5.20%	01/22/13	2,235,000	2,387,224	(b,h)
CBS Corp.
5.75%	04/15/20	1,873,000	1,980,997	(h)
CCO Holdings LLC
7.88%	04/30/18	2,140,000	2,273,750
8.13%	04/30/20	402,000	437,175
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	136,000	152,320	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	770,000	831,010	(b)
CenturyLink Inc. (Series G)
6.88%	01/15/28	743,000	750,796
CFG Investment SAC
9.25%	12/19/13	400,000	420,000
Chesapeake Energy Corp.
7.25%	12/15/18	1,000,000	1,117,500	(h)
Chubb Corp.
6.38%	03/29/67	594,000	625,185	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	2,265,000	2,281,988	(h)
Citigroup Inc.
5.00%	09/15/14	4,872,000	5,087,357	(h)
5.13%	05/05/14	1,137,000	1,212,375	(h)
6.13%	11/21/17	477,000	519,766
6.38%	08/12/14	1,032,000	1,140,812	(h)
CNA Financial Corp.
5.75%	08/15/21	1,521,000	1,557,224
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	528,000	622,715	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	1,565,000	1,770,132	(h)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	871,000	814,515	(b,h)
5.63%	09/21/35	134,000	137,364	(b,h)
COX Communications Inc.
6.25%	06/01/18	2,000,000	2,230,036	(b,h)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	600,000	606,714
Crown Castle Towers LLC
4.88%	08/15/20	1,250,000	1,250,842	(b,h)
6.11%	01/15/40	326,000	353,336	(b,h)

CVS Caremark Corp.
3.25%	05/18/15	730,000	741,543
5.75%	06/01/17	264,000	290,793
6.13%	09/15/39	1,072,000	1,091,605	(h)
Denbury Resources Inc.
8.25%	02/15/20	662,000	739,785	(h)
Digicel Ltd.
8.25%	09/01/17	100,000	106,000	(b)
DirecTV Holdings LLC
3.55%	03/15/15	1,057,000	1,080,003	(h)
4.75%	10/01/14	1,026,000	1,104,768	(h)
5.88%	10/01/19	798,000	862,777	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	369,160	392,232	(b,h)
Drummond Company Inc.
9.00%	10/15/14	898,000	951,880	(b,h)
Dubai Electricity & Water Authority
6.38%	10/21/16	160,000	161,200	(b,h)
7.38%	10/21/20	240,000	232,800	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	529,000	582,849	(h)
El Paso Corp.
8.05%	10/15/30	664,000	755,466
Empresa Nacional del Petroleo
5.25%	08/10/20	250,000	249,361	(b,h)
6.25%	07/08/19	250,000	266,485	(b,h)
European Investment Bank
4.88%	01/17/17	2,440,000	2,702,869	(h)
Exelon Corp.
4.90%	06/15/15	1,978,000	2,078,674	(h)
First Citizens St. Lucia Ltd.
4.90%	02/09/16	150,000	152,721	(b)
First Horizon National Corp.
5.38%	12/15/15	1,522,000	1,590,146
FPL Group Capital Inc.
2.60%	09/01/15	1,886,000	1,833,682	(h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	3,257,000	3,155,219	(b)
Frontier Communications Corp.
7.13%	03/15/19	928,000	941,920
Georgia-Pacific LLC
5.40%	11/01/20	1,643,000	1,622,418	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	180,000	189,270	(b,j)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	284,000	272,537	(b)
Goldman Sachs Capital I
6.35%	02/15/34	982,000	943,616
Hanesbrands Inc.
6.38%	12/15/20	949,000	925,275	(h)
HCA Inc.
9.25%	11/15/16	823,000	885,754	(h)
HCP Inc. (REIT)
3.75%	02/01/16	399,000	401,017	(h)
5.38%	02/01/21	998,000	1,007,862	(h)

Hess Corp.
5.60%	02/15/41	1,269,000	1,212,316	(h)
Hidili Industry International Development Ltd.
8.63%	11/04/15	350,000	351,750	(b)
Home Depot Inc.
4.40%	04/01/21	1,062,000	1,060,294
5.95%	04/01/41	425,000	423,816
HSBC Finance Corp.
6.68%	01/15/21	3,683,000	3,822,899	(b,h)
Huntington BancShares Inc.
7.00%	12/15/20	693,000	765,077
Hydro Quebec
8.05%	07/07/24	820,000	1,098,934	(h)
Indo Integrated Energy BV
9.00%	06/01/12	300,000	317,821	(j)
ING Bank N.V.
4.00%	03/15/16	2,880,000	2,875,977	(b)
Ingles Markets Inc.
8.88%	05/15/17	2,590,000	2,781,012	(h)
Intergas Finance BV
6.38%	05/14/17	100,000	106,000	(b,h)
6.88%	11/04/11	200,000	206,500
Inversiones CMPC S.A.
4.75%	01/19/18	174,000	171,205	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	846,000	850,343
JPMorgan Chase & Co.
5.13%	09/15/14	839,000	900,515	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	163,000	179,478
6.00%	10/01/17	1,300,000	1,421,898	(h)
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200,000	208,480	(b)
6.50%	05/11/11	300,000	301,500
KazMunaiGaz Finance Sub BV
9.13%	07/02/18	100,000	121,000	(b)
11.75%	01/23/15	100,000	125,120	(b)
KeyCorp.
5.10%	03/24/21	1,062,000	1,055,444
Korea Development Bank
3.25%	03/09/16	897,000	879,705
4.00%	09/09/16	518,000	523,508
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	200,000	218,753	(b)
Korea National Oil Corp.
5.38%	07/30/14	250,000	268,166	(b)
Kraft Foods Inc.
4.13%	02/09/16	981,000	1,017,817
5.38%	02/10/20	3,822,000	4,035,061
6.50%	02/09/40	2,003,000	2,139,376
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	3,348,000	3,542,120
4.13%	10/15/14	1,094,000	1,188,934
4.50%	07/16/18	2,864,000	3,096,056
LBI Escrow Corp.
8.00%	11/01/17	629,000	693,472	(b)

Lincoln National Corp.
6.25%	02/15/20	1,070,000	1,179,510
8.75%	07/01/19	870,000	1,101,646
Listrindo Capital BV
9.25%	01/29/15	250,000	276,578	(b)
Majapahit Holding BV
7.25%	10/17/11	348,000	357,570	(b)
7.75%	10/17/16	400,000	450,000	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	619,000	657,822
6.88%	04/25/18	544,000	604,216
MetroPCS Wireless Inc.
6.63%	11/15/20	855,000	853,931
Midamerican Energy Holdings Co.
6.13%	04/01/36	1,000,000	1,060,670
Morgan Stanley
5.50%	01/26/20	922,000	926,012
5.63%	09/23/19	1,091,000	1,114,276
6.00%	04/28/15	533,000	580,494
Morgan Stanley (Series F)
6.63%	04/01/18	3,440,000	3,780,959
Mylan Inc.
7.88%	07/15/20	679,000	738,412	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	200,000	220,000
National Agricultural Cooperative Federation
4.25%	01/28/16	545,000	553,728	(b)
5.00%	09/30/14	200,000	211,075	(b)
National Power Corp.
4.56%	08/23/11	517,000	521,224	(i)
Nationwide Mutual Insurance Co.
6.60%	04/15/34	531,000	491,498	(b)
7.88%	04/01/33	475,000	504,134	(b)
9.38%	08/15/39	212,000	257,814	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	200,000	229,000
News America Inc.
4.50%	02/15/21	1,824,000	1,787,029	(b)
6.65%	11/15/37	2,272,000	2,382,862
Nisource Finance Corp.
6.13%	03/01/22	1,302,000	1,416,752
Noble Holding International Ltd.
3.05%	03/01/16	1,587,000	1,573,325
NRG Energy Inc.
7.63%	01/15/18	799,000	828,962	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	982,000	920,896
Pacific Gas & Electric Co.
5.80%	03/01/37	500,000	505,475
6.05%	03/01/34	3,318,000	3,457,475
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	114,250	(b)
PacifiCorp
6.00%	01/15/39	1,250,000	1,344,315
6.25%	10/15/37	153,000	169,188

PAETEC Holding Corp.
8.88%	06/30/17	424,000	456,860
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	319,000	318,446
Petrobras International Finance Co.
3.88%	01/27/16	945,000	951,317
Petroleos de Venezuela S.A.
8.37%	07/10/11	163,000	159,332	(d)
Petroleos Mexicanos
4.88%	03/15/15	880,000	937,200
6.00%	03/05/20	270,000	286,605
8.00%	05/03/19	130,000	156,130
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	479,167	485,875
Petronas Capital Ltd.
5.25%	08/12/19	200,000	212,713	(b)
7.88%	05/22/22	200,000	254,450	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	400,000	420,326	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	605,000	681,368
Plains All American Pipeline LP
5.00%	02/01/21	1,494,000	1,498,442
Plains All American Pipeline LP Corp.
3.95%	09/15/15	866,000	893,059
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	1,600,000	1,822,482
7.39%	12/02/24	100,000	114,000	(b)
Protective Life Corp.
8.45%	10/15/39	1,843,000	2,055,754
Prudential Financial Inc.
3.88%	01/14/15	2,392,000	2,473,345
5.40%	06/13/35	614,000	574,658
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	1,000,000	1,007,010	(b)
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	300,000	299,001	(b)
Qtel International Finance Ltd.
6.50%	06/10/14	500,000	548,125	(b)
QVC Inc.
7.50%	10/01/19	1,328,000	1,394,400	(b)
RailAmerica Inc.
9.25%	07/01/17	796,000	880,575
Reliance Holdings USA Inc.
4.50%	10/19/20	250,000	235,528	(b)
Republic Services Inc.
5.25%	11/15/21	1,087,000	1,137,928
5.50%	09/15/19	822,000	881,942
Reynolds Group Issuer Inc.
7.75%	10/15/16	1,870,000	1,977,525	(b)
Roche Holdings Inc.
6.00%	03/01/19	1,649,000	1,869,094	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	1,542,000	1,532,822	(b)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%	09/21/16	200,000	201,080	(i)

Russian Railways
5.74%	04/03/17	200,000	208,440
Southern Copper Corp.
5.38%	04/16/20	1,266,000	1,286,889
6.75%	04/16/40	1,097,000	1,102,681
Telecom Italia Capital S.A.
5.25%	10/01/15	1,062,000	1,099,234
6.00%	09/30/34	763,000	690,405
Telefonica Emisiones SAU
3.73%	04/27/15	693,000	699,444
3.99%	02/16/16	1,059,000	1,064,125
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	1,889,000	1,907,467
Textron Inc.
6.20%	03/15/15	1,284,000	1,401,358
TGI International Ltd.
9.50%	10/03/17	100,000	112,000
The AES Corp.
8.00%	10/15/17	669,000	719,175	(h)
The Goldman Sachs Group Inc.
3.63%	02/07/16	1,808,000	1,790,916
3.70%	08/01/15	954,000	961,040
5.38%	03/15/20	2,095,000	2,127,127
6.25%	02/01/41	989,000	984,904
6.75%	10/01/37	473,000	477,082
Ticketmaster Entertainment LLC
10.75%	08/01/16	500,000	546,250
Time Warner Cable Inc.
6.75%	07/01/18	1,864,000	2,117,543
7.50%	04/01/14	370,000	424,099
Time Warner Inc.
3.15%	07/15/15	1,924,000	1,948,512
5.88%	11/15/16	1,582,000	1,764,933
6.20%	03/15/40	1,240,000	1,228,743
TNK-BP Finance S.A.
6.13%	03/20/12	300,000	312,375
7.25%	02/02/20	33,000	36,300	(b)
Transnet Ltd.
4.50%	02/10/16	300,000	306,257	(b)
Transocean Inc.
6.00%	03/15/18	287,000	309,867
6.80%	03/15/38	191,000	200,792
Union Electric Co.
6.70%	02/01/19	2,500,000	2,885,098
UnitedHealth Group Inc.
5.80%	03/15/36	717,000	712,296
Valero Energy Corp.
6.13%	02/01/20	1,201,000	1,298,966	(h)
Verizon Communications Inc.
5.50%	02/15/18	951,000	1,036,758
6.40%	02/15/38	1,035,000	1,084,398
Vimpel Communications Via VIP Finance Ireland Limited OJSC
6.49%	02/02/16	200,000	207,000	(b)
7.75%	02/02/21	300,000	315,000	(b)
Visteon Corp.
6.75%	04/15/19	557,000	557,000

Votorantim Cimentos S.A.
7.25%	04/05/41	2,000,000	1,987,900
WEA Finance LLC (REIT)
6.75%	09/02/19	2,695,000	3,092,292	(b)
7.50%	06/02/14	343,000	392,606	(b)
Weatherford International Inc.
6.35%	06/15/17	1,188,000	1,312,950
Weatherford International Limited Bermuda
6.75%	09/15/40	1,657,000	1,717,623
Wells Fargo & Co.
3.68%	06/15/16	1,589,000	1,598,391
West China Cement Ltd.
7.50%	01/25/16	200,000	202,240	(b)
Williams Partners LP
5.25%	03/15/20	1,980,000	2,065,481
Willis Group Holdings PLC
4.13%	03/15/16	1,302,000	1,295,299
Windstream Corp.
7.75%	10/01/21	928,000	943,080	(b)
7.88%	11/01/17	138,000	148,005
Woodside Finance Ltd.
4.50%	11/10/14	1,517,000	1,606,712	(b,h)
Wyeth
5.50%	03/15/13	827,000	896,355
Wynn Las Vegas LLC
7.88%	05/01/20	1,324,000	1,413,370	(h)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	685,275	758,987	(b)
			257,453,350

Non-Agency Collateralized Mortgage Obligations—2.2%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	1,060,000	1,084,886	(h)
5.73%	07/10/46	1,110,000	991,701	(h)
5.74%	02/10/51	1,547,000	1,671,921	(h)
6.20%	02/10/51	1,010,000	1,116,150	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	1,100,000	1,184,835
Banc of America Commercial Mortgage Inc. (Class B)
5.04%	07/10/43	1,060,000	1,091,704	(i)
Banc of America Funding Corp. (Class B1)
4.55%	03/20/36	79,635	357	(h,o)
Banc of America Mortgage Securities Inc. (Class B1)
4.43%	01/25/36	151,967	10,127	(h,o)
4.45%	02/25/36	155,617	12,217	(h,o)
Bear Stearns Commercial Mortgage Securities
5.58%	09/11/41	1,000,000	1,021,129	(h,i)
5.76%	09/11/38	1,860,000	1,917,619	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.52%	04/12/38	1,050,000	1,108,188
Bear Stearns Commercial Mortgage Securities (Class A2)
5.41%	03/11/39	1,000,000	1,004,478	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.61%	09/11/41	1,050,000	996,585	(i)
5.72%	06/11/40	710,000	602,762	(h)
5.76%	09/11/38	440,000	427,518	(i)

Citigroup Commercial Mortgage Trust
5.82%	12/10/49	1,250,000	1,371,578	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	730,000	689,855	(h)
Commercial Mortgage Pass Through Certificates (Class AJ)
5.79%	06/10/46	950,000	920,446	(h)
Commercial Mortgage Pass Through Certificates (Class AM)
5.79%	06/10/46	5,960,000	6,193,752	(h)
Countrywide Commercial Mortgage Trust (Class AJ)
5.92%	06/12/46	1,050,000	1,008,583	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	162,954	11,954	(h,o)
Credit Suisse Mortgage Capital Certificates (Class C)
5.44%	02/15/39	500,000	410,151
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	107,904	7,881	(h,o)
DBUBS Mortgage Trust
5.56%	02/01/21	1,060,000	965,200	(b,h)
Greenwich Capital Commercial Funding Corp. (Class AM)
5.89%	07/10/38	1,575,000	1,634,657	(i)
GS Mortgage Securities Corp II
5.73%	03/10/44	1,910,000	1,797,492	(b)
Impac CMB Trust (Class 1A1)
9.63%	04/25/35	215,688	175,328	(d,h)
Indymac INDA Mortgage Loan Trust (Class B1)
4.51%	01/25/36	75,237	1,076	(h,o)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	2,860,000	3,079,399	(h)
5.40%	05/15/45	820,000	879,042
5.44%	06/12/47	1,950,000	2,056,244	(h)
5.79%	02/12/51	2,220,000	2,391,233	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	695,000	717,490
5.90%	02/12/51	350,000	358,409
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.54%	04/15/43	690,000	635,432	(h)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.09%	04/15/41	2,460,000	2,710,430	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	630,000	672,549
5.16%	02/15/31	860,000	919,583
LB-UBS Commercial Mortgage Trust (Class AJ)
6.09%	04/15/41	320,000	294,567	(i)
LB-UBS Commercial Mortgage Trust (Class AM)
6.17%	09/15/45	530,000	538,817	(i)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	1,000,000	974,694	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	25,736	2,490	(g,h,o,p)
Medallion Trust (Series 2005) (Class A)
5.29%	08/22/36	635,688	618,083	(d)
Merrill Lynch Mortgage Trust (Class AJ)
5.67%	05/12/39	1,750,000	1,731,029	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.67%	05/12/39	768,000	507,399
Morgan Stanley Capital I
5.16%	10/12/52	2,000,000	2,131,518	(i)
5.73%	10/15/42	922,000	814,628

Morgan Stanley Capital I (Class A4)
5.81%	08/12/41	380,000	421,248	(i)
5.81%	12/12/49	3,953,970	4,272,649
Morgan Stanley Capital I (Class AJ)
5.73%	10/15/42	475,000	474,168	(i)
Morgan Stanley Capital I (Class AM)
6.28%	01/11/43	910,000	944,356
Morgan Stanley Capital I (Class B)
5.73%	10/15/42	150,000	145,247
MortgageIT Trust (Class A1)
9.73%	08/25/35	1,505,551	1,176,120	(d)
OBP Depositor LLC Trust
4.65%	07/15/45	610,000	619,399	(b)
Opteum Mortgage Acceptance Corp. (Class A1A)
3.99%	02/25/35	79,359	77,369	(d,h)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	117,584	1	(h,o)
Vornado DP LLC
6.36%	09/13/28	380,000	381,267	(b,h)
Wachovia Bank Commercial Mortgage Trust
6.02%	06/15/45	780,000	593,075
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	1,390,000	1,385,385	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	2,590,000	2,670,026	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
5.99%	06/15/45	350,000	340,047	(i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	1,069,783	170,016	(h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	03/25/36	219,312	2	(h,o)
			65,133,541

Sovereign Bonds—0.5%
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100,000	107,250	(b,h)
8.25%	10/24/12	100,000	105,904
Eskom Holdings Ltd.
5.75%	01/26/21	200,000	202,750	(b)
Financing of Infrastrucural Projects State Enterprise
8.38%	11/03/17	171,000	179,550	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	250,000	260,693	(b)
Government of Argentina
2.50%	12/31/38	214,767	92,672	(j)
3.97%	08/03/12	861,100	209,678	(d,i)
7.00%	10/03/15	135,681	127,540
8.28%	12/31/33	223,520	199,268
Government of Belize
6.00%	02/20/29	443,100	371,096	(j)
Government of Brazil
5.63%	01/07/41	330,000	324,225
6.00%	02/20/29	171,100	143,296	(b,j)
8.25%	01/20/34	133,000	175,892
Government of Colombia
6.13%	01/18/41	1,000,000	1,020,000	(h)
7.38%	03/18/19	100,000	120,000

Government of Costa Rica
10.00%	08/01/20	149,000	203,609	(b,h)
Government of Croatia
6.38%	03/24/21	300,000	300,375	(b)
Government of El Salvador
7.65%	06/15/35	280,000	279,020	(b,h)
Government of Grenada
2.50%	09/15/25	350,200	217,124	(b,j)
Government of Hungary
4.75%	02/03/15	1,500,000	1,505,625
6.38%	03/29/21	371,000	371,371
7.63%	03/29/41	558,000	558,558
Government of Lebanon
4.00%	12/31/17	72,100	69,396
6.38%	03/09/20	200,000	202,504
Government of Lithuania
6.75%	01/15/15	200,000	217,694	(b)
7.38%	02/11/20	300,000	333,986	(b)
Government of Peruvian
6.55%	03/14/37	447,000	483,878
7.35%	07/21/25	100,000	118,850
Government of Philippine
6.38%	10/23/34	200,000	210,500
6.50%	01/20/20	186,000	210,412
Government of Poland
6.38%	07/15/19	74,000	82,343
Government of Qatar
5.25%	01/20/20	250,000	259,500	(b)
Government of South Africa
5.50%	03/09/20	200,000	211,750
Government of Turkey
5.63%	03/30/21	360,000	367,200
Government of Uruguay
6.88%	09/28/25	220,478	253,550
Government of Venezuela
1.30%	04/20/11	134,000	133,598	(i)
10.75%	09/19/13	211,000	211,844
Government of Vietnam
1.27%	03/12/16	73,044	64,135	(i)
Korea Expressway Corp.
4.50%	03/23/15	133,000	137,979	(b)
Korea National Oil Corp.
2.88%	11/09/15	686,000	664,222	(b)
Lebanese Republic
5.15%	11/12/18	173,000	166,512
Province of Manitoba Canada
4.90%	12/06/16	330,000	365,519	(h)
Province of Quebec Canada
7.50%	09/15/29	495,000	663,359
Republic of Dominican
7.50%	05/06/21	100,000	101,750	(b,h)
9.50%	09/27/11	57,088	58,515
Republic of Ghana
8.50%	10/04/17	200,000	226,000	(b)
Republic of Lebanese
6.10%	10/04/22	173,000	166,512
Republic of Turkey
6.00%	01/14/41	300,000	280,500

Russian Foreign Bond - Eurobond
5.00%	04/29/20	200,000	202,250	(b)
United Mexican States
5.13%	01/15/20	199,000	208,154
6.05%	01/11/40	130,000	133,900
			13,881,808

Municipal Bonds and Notes—0.2%
American Municipal Power-Ohio Inc.
8.08%	02/15/50	695,000	791,542	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,119,000	2,013,050
New Jersey State Turnpike Authority
7.10%	01/01/41	495,000	532,318
7.41%	01/01/40	200,000	221,346
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	630,348
South Carolina State Public Service Authority
6.45%	01/01/50	495,000	526,739
			4,715,343

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	620,251	—	(c,m,o)

Total Bonds and Notes			870,867,811
(Cost $864,701,521)

		Number of Shares	Fair Value
Exchange Traded Funds—0.5%
Financial Select Sector SPDR Fund		187,080	$3,069,983	(n)
Industrial Select Sector SPDR Fund		329,934	12,431,914	(n)
iShares MSCI Emerging Markets Index Fund		3,418	166,422

Total Exchange Traded Funds			15,668,319
(Cost $16,679,442)

Other Investments—0.2%
GEI Investment Fund			5,419,746	(k)
(Cost $5,313,477)

Total Investments in Securities			2,766,360,260
(Cost $2,482,055,984)

Short-Term Investments—11.6%

Short-Term Investments—4.2%
GE Institutional Money Market Fund Investment Class
0.15%			124,670,967	(d,k)

		Principal Amount
Time Deposit—0.1%
State Street Corp.
0.01%	04/01/11	$1,101,129	1,101,129	(e)

U.S. Treasuries—4.6%
U.S. Treasury Bill
0.09%	06/23/11	135,500,000	135,472,494	(d)

Federal Agencies—2.7%
Federal Home Loan Bank Discount Notes
0.09%	05/20/11	50,000,000	49,992,361	(d)
0.12%	06/17/11	7,000,000	6,998,481	(d)
Federal National Mortgage Assoc. Discount Notes
0.07%	05/09/11	4,000,000	3,999,784	(d)
0.08%	05/18/11	18,000,000	17,998,794	(d)
			78,989,420

Total Short-Term Investments			340,234,010
(Cost $340,218,959)

Total Investments			3,106,594,270
(Cost $2,822,274,943)

Liabilities in Excess of Other Assets, net—(5.6)%			(164,289,060)

NET ASSETS—100.0%			$2,942,305,210

Other Information The Fund had the following long futures contracts open at March 31, 2011 (unaudited)
Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2011	148	$9,775,400	$130,649
S&P Midcap 400 Emini Index Futures	June 2011	27	2,665,710	108,864
2 Yr. U.S.Treasury Notes Futures	June 2011	621	135,455,625	77,136
5 Yr. U.S.Treasury Notes Futures	June 2011	121	14,131,477	8,175

				$324,824

The Fund had the following short futures contracts open at March 31, 2011 (unaudited)
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
EURO Currency Futures	June 2011	322	$(57,078,525)	$(1,375,987)
EURO Stoxx 50 Index Futures	June 2011	2	(80,718)	(352)
FTSE 100 Index Futures	June 2011	1	(94,326)	(229)
JPY Currency Futures	June 2011	136	(20,468,000)	309,638
Ultra long U.S.Treasury Bond Futures	June 2011	64	(7,908,000)	(77,676)
10 Yr. U.S.Treasury Notes Futures	June 2011	1019	(121,292,844)	(697,310)

				$(1,841,916)

				$(1,517,092)

The Fund was invested in the following countries at March 31, 2011 (unaudited)

Country	Percentage (based on Fair Value)
United States	73.45%
United Kingdom	4.33%
Germany	3.01%
Japan	2.66%
France	2.49%
Canada	1.80%
Switzerland	1.62%
China	1.39%
Brazil	1.21%

Netherlands	0.84%
Taiwan	0.72%
South Korea	0.70%
Spain	0.64%
Australia	0.59%
Hong Kong	0.53%
India	0.53%
Italy	0.42%
Russian Federation	0.42%
Mexico	0.34%
South Africa	0.26%
Sweden	0.20%
Israel	0.17%
Philippines	0.14%
Denmark	0.12%
Indonesia	0.12%
Peru	0.11%
Supranational	0.11%
Luxembourg	0.09%
Singapore	0.09%
Thailand	0.09%
Chile	0.08%
Hungary	0.08%
Turkey	0.08%
Malaysia	0.06%
Colombia	0.05%
Czech Republic	0.04%
Argentina	0.03%
Egypt	0.03%
Kazakhstan	0.03%
Qatar	0.03%
Ukraine	0.03%
United Arab Emirates	0.03%
Belize	0.02%
El Salvador	0.02%
Ireland	0.02%
Lebanon	0.02%
Lithuania	0.02%
Panama	0.02%
Trinidad And Tobago	0.02%
Bolivarian Republic of Venezuela	0.02%
Costa Rica	0.01%
Croatia	0.01%
Dominican Republic	0.01%
Ghana	0.01%
Grenada	0.01%
Jamaica	0.01%
Sri Lanka	0.01%
Uruguay	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2011 (unaudited)

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.55%	2.94%	4.49%
Integrated Oil & Gas	1.34%	1.95%	3.29%
Pharmaceuticals	1.18%	0.66%	1.84%
Semiconductors	1.05%	0.78%	1.83%
Aerospace & Defense	1.03%	0.54%	1.57%
Wireless Telecommunication Services	0.52%	0.95%	1.47%
Diversified Metals & Mining	0.12%	1.33%	1.45%
Asset Management & Custody Banks	1.41%	0.01%	1.42%
Communications Equipment	1.02%	0.40%	1.42%
Systems Software	1.32%	0.00%	1.32%
Packaged Foods & Meats	0.69%	0.61%	1.30%
Life & Health Insurance	0.60%	0.65%	1.25%
Household Products	0.77%	0.45%	1.22%
Oil & Gas Exploration & Production	0.95%	0.27%	1.22%
Oil & Gas Equipment & Services	1.20%	0.00%	1.20%
Industrial Conglomerates	0.00%	1.16%	1.16%
Biotechnology	1.15%	0.00%	1.15%
Steel	0.58%	0.55%	1.13%
Internet Software & Services	0.49%	0.62%	1.11%
Fertilizers & Agricultural Chemicals	0.31%	0.79%	1.10%
Automobile Manufacturers	0.00%	1.06%	1.06%
Healthcare Services	0.70%	0.20%	0.90%
IT Consulting & Other Services	0.61%	0.28%	0.89%
Integrated Telecommunication Services	0.58%	0.29%	0.87%
Healthcare Equipment	0.85%	0.00%	0.85%
Industrial Gases	0.30%	0.50%	0.80%
Life Sciences Tools & Services	0.77%	0.02%	0.79%
Movies & Entertainment	0.75%	0.00%	0.75%
Multi-Utilities	0.31%	0.43%	0.74%
Soft Drinks	0.73%	0.00%	0.73%
Electrical Components & Equipment	0.40%	0.31%	0.71%
Investment Banking & Brokerage	0.45%	0.26%	0.71%
Industrial Machinery	0.35%	0.34%	0.69%
Application Software	0.31%	0.37%	0.68%
Multi-Line Insurance	0.25%	0.40%	0.65%
Data Processing & Outsourced Services	0.64%	0.00%	0.64%
Electric Utilities	0.56%	0.06%	0.62%
Computer Hardware	0.57%	0.00%	0.57%
Specialized Finance	0.41%	0.15%	0.56%
Advertising	0.53%	0.00%	0.53%
Exchange Traded Fund	0.50%	0.00%	0.50%
Construction & Engineering	0.09%	0.40%	0.49%
Coal & Consumable Fuels	0.32%	0.14%	0.46%
Construction & Farm Machinery & Heavy Trucks	0.28%	0.17%	0.45%
Home Improvement Retail	0.45%	0.00%	0.45%
Trading Companies & Distributors	0.14%	0.28%	0.42%
Cable & Satellite	0.41%	0.00%	0.41%
Specialized REITs	0.39%	0.00%	0.39%
Office REITs	0.37%	0.00%	0.37%
Hypermarkets & Super Centers	0.06%	0.29%	0.35%
Healthcare Supplies	0.00%	0.34%	0.34%
Regional Banks	0.19%	0.15%	0.34%
Apparel, Accessories & Luxury Goods	0.16%	0.17%	0.33%

Electronic Components	0.10%	0.23%	0.33%
Security & Alarm Services	0.22%	0.11%	0.33%
Food Retail	0.00%	0.31%	0.31%
General Merchandise Stores	0.30%	0.00%	0.30%
Oil & Gas Storage & Transportation	0.30%	0.00%	0.30%
Diversified Real Estate Activities	0.01%	0.28%	0.29%
Property & Casualty Insurance	0.29%	0.00%	0.29%
Research & Consulting Services	0.29%	0.00%	0.29%
Real Estate Services	0.28%	0.00%	0.28%
Hotels, Resorts & Cruise Lines	0.19%	0.08%	0.27%
Independent Power Producers & Energy Traders	0.26%	0.00%	0.26%
Apparel Retail	0.12%	0.13%	0.25%
Diversified Capital Markets	0.00%	0.25%	0.25%
Retail REITs	0.23%	0.00%	0.23%
Agricultural Products	0.15%	0.06%	0.21%
Rail roads	0.19%	0.00%	0.19%
Residential REITs	0.19%	0.00%	0.19%
Air Freight & Logistics	0.18%	0.00%	0.18%
Distillers & Vintners	0.00%	0.18%	0.18%
Consumer Finance	0.17%	0.00%	0.17%
Restaurants	0.17%	0.00%	0.17%
Semiconductor Equipment	0.17%	0.00%	0.17%
Gold	0.00%	0.15%	0.15%
Home Furnishing Retail	0.15%	0.00%	0.15%
Thrifts & Mortgage Finance	0.15%	0.00%	0.15%
Casinos & Gaming	0.11%	0.03%	0.14%
Specialty Chemicals	0.14%	0.00%	0.14%
Broadcasting	0.08%	0.05%	0.13%
Oil & Gas Drilling	0.02%	0.11%	0.13%
Automotive Retail	0.12%	0.00%	0.12%
Marine	0.00%	0.12%	0.12%
Computer Storage & Peripherals	0.11%	0.00%	0.11%
Diversified Support Services	0.01%	0.10%	0.11%
Home Entertainment Software	0.11%	0.00%	0.11%
Human Resource & Employment Services	0.00%	0.11%	0.11%
Reinsurance	0.11%	0.00%	0.11%
Tobacco	0.11%	0.00%	0.11%
Building products	0.00%	0.10%	0.10%
Healthcare Distributors	0.09%	0.01%	0.10%
Homebuilding	0.09%	0.00%	0.09%
Department Stores	0.08%	0.00%	0.08%
Distributors	0.08%	0.00%	0.08%
Diversified REITs	0.08%	0.00%	0.08%
Food Distributors	0.04%	0.04%	0.08%
Healthcare Facilities	0.08%	0.00%	0.08%
Healthcare Technology	0.08%	0.00%	0.08%
Diversified Chemicals	0.06%	0.00%	0.06%
Industrial REITs	0.06%	0.00%	0.06%
Drug Retail	0.05%	0.00%	0.05%
Personal Products	0.04%	0.01%	0.05%
Airlines	0.00%	0.04%	0.04%
Electronic Manufacturing Services	0.00%	0.04%	0.04%
Environmental & Facilities Services	0.04%	0.00%	0.04%
Internet Retail	0.04%	0.00%	0.04%
Oil & Gas Refining & Marketing	0.00%	0.04%	0.04%
Electronic Equipment & Instruments	0.00%	0.03%	0.03%
Footwear	0.03%	0.00%	0.03%

Housewares & Specialties	0.03%	0.00%	0.03%
Managed Healthcare	0.03%	0.00%	0.03%
Paper Packaging	0.03%	0.00%	0.03%
Real Estate Operating Companies	0.01%	0.02%	0.03%
Trucking	0.03%	0.00%	0.03%
Utilities	0.03%	0.00%	0.03%
Brewers	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Education Services	0.00%	0.01%	0.01%
Office Electronics	0.01%	0.00%	0.01%
Office Services & Supplies	0.01%	0.00%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Publishing	0.01%	0.00%	0.01%

			60.83%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	9.25%
Corporate Notes	8.29%
U.S. Treasuries	6.63%
Non-Agency Collateralized Mortgage Obligations	2.10%
Agency Collateralized Mortgage Obligations	0.66%
Asset Backed	0.52%
Sovereign Bonds	0.45%
Municipal Bonds and Notes	0.15%

28.05%

Short - Term and Other Investments
Short-Term	10.95%
Other Investments	0.17%

11.12%

100.00%

GEI Money Market Fund Schedule of Investments—March 31, 2011 (unaudited)
		Principal Amount	Amortized Cost
Short-Term Investments —100.2% †
U.S. Treasury—10.4%
U.S. Treasury Bills
0.16%	08/25/11	$5,200,000	$5,196,679	(d)
U.S. Treasury Notes
0.75%	11/30/11	3,500,000	3,512,290	(d)
0.88%	04/30/11	4,700,000	4,702,364	(d)
1.00%	07/31/11	5,800,000	5,815,129	(d)
1.13%	06/30/11	7,150,000	7,167,199
			26,393,661

U.S. Government Agency and Related—9.5%
FHLB Disc Corp
0.08%	04/08/11 - 06/15/11	10,050,000	10,048,503	(d)
FNMA Discount Note
0.18%	06/15/11 - 07/05/11	9,950,000	9,946,422	(d)
Freddie Mac
0.36%	04/01/11	4,050,000	4,050,000	(d,i)
			24,044,925

Foreign Agency—0.9%
Eksportfinans Asa
5.13%	10/26/11	2,150,000	2,207,914

Commercial Paper—15.2%
Banco Bilbao Viz London
0.61%	04/25/11	3,200,000	3,198,699	(d)
Commonwealth Bk Australia
0.27%	05/25/11	7,600,000	7,596,979	(d)
Credit Suisse New York
0.27%	04/20/11	5,350,000	5,349,238	(d)
HSBC USA Inc.
0.20%	04/13/11	3,600,000	3,599,760	(d)
Rabobank USA Finl Co
0.32%	05/11/11	3,200,000	3,198,880	(d)
Societe Generale N Amer
0.47%	07/06/11	6,500,000	6,491,853	(d)
0.54%	08/08/11	2,600,000	2,594,969	(d)
Westpac Banking Corp
0.31%	04/08/11	6,300,000	6,299,620	(d)
			38,329,998

Repurchase Agreements—18.9%
Barclays Capital Inc. US Treasury Repo
0.13%	04/01/11	6,000,000	6,000,000	(d)
Deutsche Bank Secuities, Inc. Gov Agcy Repo
0.15%	04/01/11	5,900,000	5,900,000	(d)
Goldman Sachs & Co. Gov Agcy Repo
0.12%	04/01/11	30,800,000	30,800,000	(d)
HSBC Securities (USA) Inc. Gov Agcy Repo
0.13%	04/01/11	4,900,000	4,900,000	(d)
			47,600,000

Certificates of Deposit—43.7%
Abbey National Treasury Services
0.60%	08/24/11	7,950,000	7,950,000	(d,i)
Bank of Montreal Chicago
0.15%	04/07/11	4,850,000	4,850,000	(d)
Bank of Nova Scotia Houston
0.30%	04/04/11	5,300,000	5,300,000	(d)
Barclays Bank PLC NY
0.36%	05/03/11	3,850,000	3,850,000	(d,i)
0.40%	06/20/11	5,850,000	5,850,000	(d,i)
BNP Paribas NY
0.45%	07/18/11	7,550,000	7,550,000	(d)
Credit Agricole CIB NY
0.42%	06/01/11	7,200,000	7,200,000	(d)
Deutsche Bank Ag NY
0.33%	05/10/11	7,950,000	7,950,000	(d)
Lloyds Bk Plc Ny Brn
0.26%	04/25/11	3,650,000	3,650,024	(d)
National Australia BK NY
0.32%	06/10/11	5,000,000	5,000,000	(d,i)
Nordea Bank Finland NY
0.32%	04/15/11	6,500,000	6,500,063	(d)
Rabobank Nederland NV
0.32%	10/12/11	6,650,000	6,650,433	(d,i)
Royal Bank of Canada NY
0.27%	08/26/11	6,550,000	6,550,000	(d,i)
0.31%	03/12/12	2,500,000	2,500,000	(d,i)
Standard Chartered bank
0.30%	06/27/11	5,250,000	5,250,000	(d)
Svenska Handelsbanken NY
0.27%	06/21/11	5,450,000	5,450,000	(d)
0.28%	05/18/11	3,600,000	3,600,023	(d)
Toronto-Dominion Bank NY
0.21%	04/04/11	3,800,000	3,800,000	(d)
UBS AG Stamford CT
0.60%	04/15/11	6,700,000	6,701,024	(d,i)
Westpac Banking Corp NY
0.30%	05/13/11	4,050,000	4,050,000	(d,i)
			110,201,567

Supranationals—1.5%
Intl Bk Recon & Develop
0.31%	07/13/11	3,950,000	3,950,000	(d,i)

Time Deposit—0.1%
State Street Corp.
0.01%	04/01/11	169,265	169,266	(e)
Total Short-Term Investments			252,897,331
(Cost $252,897,331)

Liabilities in Excess of Other Assets, net—(0.2)%			(610,075)

NET ASSETS—100.0%			$252,287,256

GEI Real Estate Securities Fund Schedule of Investments—March 31, 2011 (unaudited)
	Number of Shares	Fair Value
Common Stock (REITs)—97.1% †
Diversified—6.5%
Vornado Realty Trust	60,960	$5,334,000

Health Care—13.8%
HCP Inc.	62,690	2,378,459
Healthcare Inc.	58,780	3,082,423
Nationwide Health Properties Inc.	42,330	1,800,295
Senior Housing Properties Trust	68,220	1,571,789
Ventas Inc.	45,960	2,495,628
		11,328,594

Hotel—5.7%
DiamondRock Hospitality Co.	22,940	256,240
Host Hotels & Resorts Inc.	140,500	2,474,205
LaSalle Hotel Properties	34,160	922,320
Pebblebrook Hotel Trust	22,520	498,818
Sunstone Hotel Investors Inc.	54,580	556,170	(a)
		4,707,753

Industrial—5.8%
AMB Property Corp.	39,580	1,423,693
DCT Industrial Trust Inc.	86,500	480,075
ProLogis	180,850	2,889,983
		4,793,751

Multifamily—19.8%
American Campus Communities Inc.	24,520	809,160
Apartment Investment & Management Co.	42,350	1,078,654
AvalonBay Communities Inc.	15,270	1,833,622
Camden Property Trust	45,260	2,571,673
Colonial Properties Trust	50,770	977,322
Equity Residential	102,900	5,804,589
Essex Property Trust Inc.	19,160	2,375,840
UDR Inc.	33,870	825,412
		16,276,272

Office—13.6%
Alexandria Real Estate Equities Inc.	16,080	1,253,758
Boston Properties Inc.	25,230	2,393,065
Brandywine Realty Trust	60,540	734,956
CommonWealth	59,870	1,554,824
Corporate Office Properties Trust	15,010	542,461
Douglas Emmett Inc.	54,610	1,023,937
Hudson Pacific Properties Inc.	28,490	418,803
Kilroy Realty Corp.	34,550	1,341,576	(h)
Parkway Properties Inc.	31,765	540,005
SL Green Realty Corp.	18,670	1,403,984
		11,207,369

Office/Industrial—2.4%
Duke Realty Corp.	136,900	1,917,969

Regional Malls—14.9%
General Growth Properties Inc.	93,230	1,443,200
Simon Property Group Inc.	56,760	6,082,402
Taubman Centers Inc.	10,290	551,338
The Macerich Co.	84,920	4,206,088
		12,283,028

Self Storage—4.4%
Public Storage	25,990	2,882,551
Sovran Self Storage Inc.	5,720	226,226
U-Store-It Trust	50,710	533,469
		3,642,246

Shopping Centers—7.5%
Acadia Realty Trust	36,497	690,523
Developers Diversified Realty Corp.	17,980	251,720
Federal Realty Investment Trust	19,120	1,559,427
Kimco Realty Corp.	134,520	2,467,097
Tanger Factory Outlet Centers	6,780	177,907
Weingarten Realty Investors	41,810	1,047,759
		6,194,433

Specialty—2.7%
Digital Realty Trust Inc.	37,540	2,182,576

Total Common Stock (REITs)		79,867,991
(Cost $63,665,930)

Common Stock—1.4%
Hotel—1.4%
Hyatt Hotels Corp.	26,390	1,135,826	(a)

Total Common Stock		1,135,826
(Cost $1,087,399)

Other Investments —0.0%*
GEI Investment Fund		2,881	(k)
(Cost $2,825)

Total Investments in Securities		81,006,698
(Cost $64,756,154)

Short-Term Investments—1.4%
GE Institutional Money Market Fund Investment Class
0.15%		1,165,723	(d,k)
(Cost $1,165,723)

Total Investments		82,172,421
(Cost $65,921,877)

Other Assets and Liabilities, net—0.1%		101,575

NET ASSETS—100.0%		$82,273,996

Notes to Schedules of Investments March 31, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds’ may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to $3,916,916 and $74,408,205 or 7.34% and 2.53% of the net assets of the GE Investments Income Fund and GE Investments Total Return Fund, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2011 , all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2011 .

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment Advisor.

(m)	Securities in default

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Illiquid securities. At March 31, 2011, these securities amounted to $72,520 and $219,774 or 0.14% and 0.01% of net assets for the GE Investments Income Fund and GE Investments Total Return Fund, respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

*	Less than 0.05%.
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of March 31, 2011 .
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poors Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis ofmarket quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price,

Level 1 securities primarily include publicly-traded equity securities whichmay not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Sincemany fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, andmatrix pricing. The pricing vendor considers all availablemarket observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined frommarket observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following table presents the Funds’ investments measured at fair value on a recurring basis at March 31, 2011:

Fund	Investments	Level 1	Level 2	Level 3	Total
Income Fund	Investments in Securities
	U.S. Treasuries	$—	$13,388,587	$—	$13,388,587
	Federal Agencies	—	79,895	—	79,895
	Agency Mortgage Backed	—	15,582,130		15,582,130
	Agency CMOs	—	1,946,370	165,262	2,111,632
	Asset Backed	—	1,565,967	11,802	1,577,769
	Corporate Notes	—	15,231,397	—	15,231,397
	Non-Agency CMOs	—	3,649,532	—	3,649,532
	Sovereign Bonds	—	751,878	—	751,878
	Municipal Notes and Bonds	—	417,727	—	417,727
	Other Investments	—	252,897	—	252,897
	Short-Term Investments	5,252,141	—	—	5,252,141

	Total Investments in Securities	$5,252,141	$52,866,380	$177,064	$58,295,585

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$5,281	$—	$—	$5,281
	Futures Contracts—Unrealized Depreciation	(53,043)	—	—	(53,043)

	Total Other Financial Instruments	$(47,762)	$—	$—	$(47,762)

Mid-Cap Equity Fund	Investments in Securities
	Common Stock	$92,720,265	$—	$—	$92,720,265
	Other Investments	—	22,292	—	22,292
	Short-Term Investments	239,134	—	—	239,134

	Total Investments in Securities	$92,959,399	$22,292	$—	$92,981,691

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$38,441	$—	$—	$38,441

International Equity Fund	Investments in Securities
	Common Stock	$13,850,652	$—	$—	$13,850,652
	Preferred Stock	198,960	—	—	198,960
	Other Investments	—	11,119	—	11,119
	Short-Term Investments	94,984	—	—	94,984

	Total Investments in Securities	$14,144,596	$11,119	$—	$14,155,715

	Other Financial Instruments
	Futures Contracts—Unrealized Depreciation	$(1,475)	$—	$—	$(1,475)

Real Estate Securities	Investments in Securities
	Common Stock	$81,003,817	$—	$—	$81,003,817
	Other Investments	—	2,881	—	2,881
	Short-Term Investments	1,165,723	—	—	1,165,723

	Total Investments in Securities	$82,169,540	$2,881	$—	$82,172,421

Money Market Fund	Short-Term Investments
	U.S. Treasury	$—	$26,393,661	$—	$26,393,661
	U.S. Government Agency and Related	—	24,044,925	—	24,044,925
	Foreign Agency	—	2,207,914	—	2,207,914
	Commercial Paper	—	38,329,998	—	38,329,998
	Repurchase Agreements	—	47,600,000	—	47,600,000
	Certificates of Deposit	—	110,201,567	—	110,201,567
	Supranational	—	3,950,000	—	3,950,000
	Time Deposit	—	169,266	—	169,266

	Total Short-Term Investments	$—	$252,897,331	$—	$252,897,331

Premier Growth Equity Fund	Investments in Securities
	Common Stock	$45,287,497	$—	$—	$45,287,497
	Other Investments	—	2,976	—	2,976
	Short-Term Investments	1,693,542	—	—	1,693,542

	Total Investments in Securities	$46,981,039	$2,976	$—	$46,984,015

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$10,619	$—	$—	$10,619

S&P 500 Index Fund	Investments in Securities
	Common Stock	$216,413,583	$—	$—	$216,413,583
	Other Investments	—	77,881	—	77,881
	Short-Term Investments	2,922,481	299,999	—	3,222,480

	Total Investments in Securities	$219,336,064	$377,880	$—	$219,713,944

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$31,350	$—	$—	$31,350

Small-Cap Equity Fund	Investments in Securities
	Common Stock	$54,586,959	$—	$—	$54,586,959
	Other Investments	—	11	—	11
	Short-Term Investments	3,933,012	—	—	3,933,012

	Total Investments in Securities	$58,519,971	$11	$—	$58,519,982

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$9,044	$—	$—	$9,044

Core Value Equity Fund	Investments in Securities
	Common Stock	$18,715,696	$—	$—	$18,715,696
	Exchanged Traded Funds	334,234	—	—	334,234
	Other Investments	—	8,710	—	8,710
	Short-Term Investments	1,068,473	—	—	1,068,473

	Total Investments in Securities	$20,118,403	$8,710	$—	$20,127,113

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$5,811	$—	$—	$5,811

U.S. Equity Fund	Investments in Securities
	Common Stock	$37,357,865	$—	$—	$37,357,865
	Exchanged Traded Funds	727,095	—	—	727,095
	Other Investments	—	8,707	—	8,707
	Short-Term Investments	512,817	—	—	512,817

	Total Investments in Securities	$38,597,777	$8,707	$—	$38,606,484

	Other Financial Instruments
	Futures Contracts—Unrealized Depreciation	$(666)	$—	$—	$(666)

Total Return Fund	Investments in Securities
	Domestic Equity	$1,129,081,960	$—	$—	$1,129,081,960
	Foreign Equity	729,751,179	—	—	729,751,179
	U.S. Treasuries	—	205,848,771	—	205,848,771
	Agency Mortgage Backed	—	287,340,081	—	287,340,081
	Agency CMOs	—	19,859,230	628,332	20,487,562
	Asset Backed	—	16,007,355	—	16,007,355
	Corporate Notes	—	257,453,350	—	257,453,350
	Non-Agency CMOs	—	65,133,541	—	65,133,541
	Sovereign Bonds	—	13,881,808	—	13,881,808
	Municipal Notes and Bonds	—	4,715,343	—	4,715,343
	Exchange Traded Funds	15,668,319	—	—	15,668,319
	Preferred Stock	15,571,245	—	—	15,571,245
	Other Investments	—	5,419,746	—	5,419,746
	Short-Term Investments	124,670,967	215,563,043	—	340,234,010

	Total Investments in Securities	$2,014,743,670	$1,091,222,268	$628,332	$3,106,594,270

	Other Financial Instruments
	Futures Contracts—Unrealized Appreciation	$634,462	$—	$—	$634,462
	Futures Contracts—Unrealized Depreciation	(2,151,554)	—	—	(2,151,554)

	Total Other Financial Instruments	$(1,517,092)	$—	$—	$(1,517,092)

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2011, within the Total Return Fund:

Total Return Fund	Agency CMOs	Non-Agency CMOs	Total
Balance at 12/31/10	$780,609	$207	$780,816
Accrued discounts/premiums	(27,997)	—	(27,997)
Realized gain (loss)	(37,437)	(56,569)	(94,006)
Change in unrealized gain (loss)	31,500	56,426	87,926
Net purchases (sales)	55,252	(64)	55,188
Net transfers in and out of Level 3	(173,595)	—	(173,595)

Balance at 03/31/11	$628,332	$—	$628,332

Change in unrealized appreciation relating to securities still held at 03/31/11	$31,500	$—	$31,500

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2011, within the Income Fund:

Income Fund	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 12/31/10	$190,530	$11,686	$124	$202,340
Accrued discounts/premiums	(4,899)	—	—	(4,899)
Realized gain (loss)	(13,368)	—	(38,479)	(51,847)
Change in unrealized gain (loss)	12,354	116	38,396	50,866
Net purchases (sales)	3,182	—	(41)	3,141
Net transfers in and out of Level 3	(22,537)	—	—	(22,537)

Balance at 03/31/11	$165,262	$11,802	$—	$177,064

Change in unrealized appreciation relating to securities still held at 03/31/11	$12,355	$116	$—	$12,471

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of March 31, 2011:

	Asset Derivatives March 31, 2011			Liability Derivatives March 31, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Total Return Fund
Interest Rate Contracts	Assets, Net Assets—	85,311	*	Liabilities, Net Assets—	(774,986	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Equity Contracts	Assets, Net Assets—	239,513	*	Liabilities, Net Assets—	(581	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Foreign Currency Contracts	Assets, Net Assets—	309,638	*	Liabilities, Net Assets—	(1,375,987	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Income Fund
Interest Rate Contracts	Assets, Net Assets—	5,281	*	Liabilities, Net Assets—	(53,043	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
S&P Index Fund
Equity Contracts	Assets, Net Assets—	31,350	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
International Equity Fund
Equity Contracts	Assets, Net Assets—	—		Liabilities, Net Assets—	(1,475	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Mid Cap Equity Fund
Equity Contracts	Assets, Net Assets—	38,441	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Core Value Equity Fund

Equity Contracts	Assets, Net Assets—	5,811	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Premier Growth Equity Fund
Equity Contracts	Assets, Net Assets—	10,619	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
U.S. Equity Fund
Equity Contracts	Assets, Net Assets—	—		Liabilities, Net Assets—	(666	)*
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Small-Cap Equity Fund
Equity Contracts	Assets, Net Assets—	9,044	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments and within the components of Net Assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets or Liabilities sections of the Statement of Assets and Liabilities.

Income Taxes

At March 31, 2011, information on the tax cost of investments is as follows:

Fund	Cost of Investment For Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
U.S. Equity	$34,627,052	$4,468,779	$(489,347)	$3,979,432
Core Value Equity	17,477,467	2,894,186	(244,540)	2,649,646
Small-Cap Equity	47,528,726	12,683,287	(1,692,031)	10,991,256
International Equity	14,099,060	318,510	(261,856)	56,654
Premier Growth Equity	40,710,659	7,153,853	(880,498)	6,273,355
Mid-Cap Equity	70,832,545	24,358,915	(2,209,769)	22,149,146
Income	57,507,046	1,984,772	(1,196,234)	788,538
Real Estate Securities	74,345,162	7,881,485	(54,226)	7,827,259
Total Return	2,882,804,121	265,123,375	(41,333,226)	223,790,149
S&P 500 Index	192,362,814	64,553,896	(37,202,767)	27,351,129
Money Market	252,897,331	—	—	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: May 19, 2011

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, GE Investments Funds, Inc.

Date: May 19, 2011